As filed with the Securities and Exchange	Registration No. 333-73464
Commission on April 11, 2006

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 9	☒

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes.)

Security Life Separate Account L1
(Exact Name of Registrant)

Security Life of Denver Insurance Company
(Name of Depositor)

1290 Broadway
Denver, Colorado 80203-5699
(Address of Depositor's Principal Executive Offices)

(800) 525-9852
Depositor's Telephone Number, including Area Code

J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford Connecticut 06156
(Name and Address of Agent for Service)

Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford Connecticut 06156

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 28, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

xx place prospectus here xx

ASSET PORTFOLIO MANAGER

ESTATE DESIGNER

STRATEGIC INVESTOR

VARIABLE SURVIVORSHIP

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

issued by

Security Life of Denver Insurance Company

and its

Security Life Separate Account L1

M Funds Supplement Dated April 28, 2006,

to the Prospectus dated April 28, 2006

This Supplement adds certain information to your Prospectus, dated April 28, 2006. Please read it carefully and keep it with your Prospectus for future reference.

______________________________________________________________________

Investment Portfolios. Four additional funds are currently available through your Policy: Brandes International Equity Fund; Business Opportunity Value Fund; Frontier Capital Appreciation Fund; and Turner Core Growth Fund. For a more complete description of these funds' investments, risks, costs and expenses, please see the accompanying prospectus for each fund.

Your policy's prospectus and the fund prospectuses can be requested by calling our Customer Service Center toll-free at 1-877-253-5050. These prospectuses contain information about your policy's investment options and the various fund fees and charges. Please read your policy's prospectus and the fund prospectuses carefully before investing.

* * * * * * * * * * * * * * * * *

The following information is added to the Funds Available Through the Variable Account on page 17 of the prospectus:

Fund Name
•	M Fund, Inc. Brandes International Equity Fund
•	M Fund, Inc. Business Opportunity Value Fund
•	M Fund, Inc. Frontier Capital Appreciation Fund
•	M Fund, Inc. Turner Core Growth Fund

* * * * * * * * * * * * * * * * *

139418	Page 1 of 2	April 2006

The following information is added to Appendix B of the prospectus:

Fund Name	Investment Adviser/Subadviser	Investment Objective
M Fund Brandes International Equity Fund	Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Brandes Investment Partners, LLC	Seeks to provide long-term capital appreciation.
M Fund Business Opportunity Value Fund	Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Iridian Asset Management LLC	Seeks to provide long-term capital appreciation.
M Fund Frontier Capital Appreciation Fund	Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Frontier Capital Management Company, LLC	Seeks to provide maximum capital appreciation.
M Fund Turner Core Growth Fund	Investment Adviser: M Financial Investment Advisers, Inc. Sub-Adviser: Turner Investment Partners, Inc.	Seeks to provide long-term capital appreciation.

139418	Page 2 of 2	April 2006

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

SECURITY LIFE SEPARATE ACCOUNT L1

OF

SECURITY LIFE OF DENVER INSURANCE COMPANY

Statement of Additional Information dated April 28, 2006

STRATEGIC INVESTOR

Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Strategic Investor prospectus dated April 28, 2006. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the Security Life Separate Account L1.

A free prospectus is available upon request by contacting the Security Life of Denver Insurance Company's Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, by calling 1-877-253-5050 or by accessing the SEC's web site at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page
General Information and History	2
Performance Reporting and Advertising	2
Experts	3
Financial Statements	4
Financial Statements of Security Life Separate Account L1	1
Statutory-Basis Financial Statements of Security Life of Denver Insurance Company	C1

GENERAL INFORMATION AND HISTORY

Security Life of Denver Insurance Company (the "company," "we," "us," "our") issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company organized in 1929 and incorporated under the laws of the State of Colorado and an indirect, wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our headquarters is at 1290 Broadway, Denver, Colorado 80203-5699.

We established the Security Life Separate Account L1 (the "variable account") on November 3, 1993, as one of our separate accounts under the laws of the State of Colorado for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available sub-accounts of the variable account. Each sub-account invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See "Fees and Charges" in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the sub-accounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the sub-accounts of the variable account and the funds available for investment through the sub-accounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. SUCH PERFORMANCE INFORMATION FOR THE SUB-ACCOUNTS WILL REFLECT THE DEDUCTION OF ALL FUND FEES AND CHARGES, INCLUDING INVESTMENT MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES BUT WILL NOT REFLECT DEDUCTIONS FOR ANY POLICY FEES AND CHARGES. IF THE POLICY'S TAX, SALES, COST OF INSURANCE, MORTALITY AND EXPENSE RISK, POLICY AND ADMINISTRATIVE CHARGES AND THE OTHER TRANSACTION, PERIODIC OR OPTIONAL BENEFITS FEES AND CHARGES WERE DEDUCTED, THE PERFORMANCE SHOWN WOULD BE SIGNIFICANTLY LOWER.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

Performance history of the sub-accounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a sub-account commenced operation. We will calculate such performance information based on the assumption that the sub-accounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the sub-accounts. Performance information will be specific to the class of fund shares offered through the policy, however, for periods prior to the date a class of fund shares commenced operations, performance information may be based on a different class of shares of the same fund. In this case, performance for the periods prior to the date a class of fund shares commenced operations will be adjusted by the fund fees and expenses associated with the class of fund shares offered through the policy.

We may compare performance of the sub-accounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the sub-accounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar. Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each sub-account in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each sub-account to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the funds of 0% and other percentages not to exceed 12% or on the actual historical experience of the funds as if the sub-accounts had been in existence and a policy issued for the same periods as those indicated for the funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting our Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065 or by calling 1-877-253-5050.

EXPERTS

The statements of assets and liabilities of Security Life Separate Account L1 as of December 31, 2005 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the statutory-basis financial statements of Security Life of Denver Insurance Company as of December 31, 2005 and 2004, and for the years then ended, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

3

FINANCIAL STATEMENTS

The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2005, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The statutory-basis financial statements of the company as of December 31, 2005 and 2004, and for the years then ended have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the Company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account.

The statutory-basis financial statements of the company as of December 31, 2005 and 2004, and for the years then ended have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Colorado Division of Insurance.

The primary business address of Ernst & Young LLP is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

4

FINANCIAL STATEMENTS
Security Life of Denver Insurance Company
Separate Account L1
Year ended December 31, 2005
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Financial Statements
Year ended December 31, 2005

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Security Life of Denver Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting Security Life of Denver Insurance Company Separate Account L1 (the “Account”) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares
AIM V.I. Core Stock Fund - Series I Shares
AIM V.I. Government Securities Fund - Series I Shares
AIM V.I. Health Sciences Fund - Series I Shares
AIM V.I. High Yield Fund - Series I Shares
AIM V.I. Small Company Growth Fund - Series I Shares
AIM V.I. Total Return Fund - Series I Shares
AIM V.I. Utilities Fund - Series I Shares
The Alger American Funds:
Alger American Growth Portfolio - Class O
Alger American Leveraged AllCap Portfolio - Class O
Alger American MidCap Growth Portfolio - Class O
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2
American Funds Insurance Series® Growth Income Fund - Class 2
American Funds Insurance Series® International Fund - Class 2
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Fidelity® VIP Asset ManagerSM Portfolio - Service Class
Fidelity® VIP Contrafund Portfolio® - Service Class
Fidelity® VIP Equity-Income Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Service Class
Fidelity® VIP High Income Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Service Class
ING Investors Trust:
ING AIM MidCap Growth Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class
ING Evergreen Health Sciences Portfolio - Class S
ING Evergreen Omega Portfolio - Institutional Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Earnings Growth Portfolio - Institutional Class
ING Global Resources Portfolio - Institutional Class
ING JPMorgan Small Cap Equity Portfolio - Institutional Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Institutional Class
ING Legg Mason Value Portfolio - Institutional Class
ING Limited Maturity Bond Portfolio - Service Class

ING Investors Trust (continued):
ING Liquid Assets Portfolio - Institutional Class
ING Liquid Assets Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Institutional Class
ING Marsico Growth Portfolio - Institutional Class
ING Marsico International Opportunities Portfolio - Service Class
ING Mercury Large Cap Growth Portfolio - Service Class
ING Mercury Large Cap Value Portfolio - Institutional Class
ING MFS Mid Cap Growth Portfolio - Institutional Class
ING MFS Total Return Portfolio - Institutional Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Institutional Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid-Cap Value Portfolio - Class I
ING Stock Index Portfolio - Institutional Class
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
ING T. Rowe Price Equity Income Portfolio - Institutional Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Equity Growth Portfolio - Institutional Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service Class
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class
ING American Century SmallCap Value Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Initial Class
ING JPMorgan Mid Cap Value - Initial Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Initial Class
ING Salomon Brothers Aggressive Growth Portfolio- Initial Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Van Kampen Comstock Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Initial Class
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I
ING VP Strategic Allocation Growth Portfolio - Class I
ING VP Strategic Allocation Income Portfolio - Class I

ING Variable Portfolios, Inc.:
ING VP Index Plus Large Cap Portfolio - Class I
ING VP Index Plus Mid Cap Portfolio - Class I
ING VP Index Plus Small Cap Portfolio - Class I
ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I
ING VP MagnaCap Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP Real Estate Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class I
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I
Janus Aspen Series:
Janus Aspen Series International Growth Portfolio® - Service Shares
Janus Aspen Series Mid Cap Growth Portfolio® - Service Shares
Janus Aspen Series Worldwide Growth Portfolio® - Service Shares
M Fund, Inc:
Brandes International Equity Fund
Business Opportunity Value Fund
Frontier Capital Appreciation Fund
Turner Core Growth Fund

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio - Class I
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I
Neuberger Berman AMT Socially Responsive Portfolio - Class I
Pioneer Variable Contracts Trust:
Pioneer MidCap Value VCT Portfolio - Class I
Pioneer Small Cap Value VCT Portfolio - Class I
Putnam Variable Trust:
Putnam VT Growth and Income Fund - Class IB Shares
Putnam VT New Opportunities Fund - Class IB Shares
Putnam VT Small Cap Value Fund - Class IB Shares
Putnam VT Voyager Fund - Class IB Shares
Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond Fund
Van Eck Worldwide Emerging Markets Fund
Van Eck Worldwide Hard Assets Fund
Van Eck Worldwide Real Estate Fund

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Security Life of Denver Insurance Company Separate Account L1 at December 31, 2005, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2006

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	AIM V.I. Core Stock Fund - Series I Shares	AIM V.I. Government Securities Fund - Series I Shares	American Funds Insurance Series®- Growth Fund - Class 2	American Funds Insurance Series®- Growth Income Fund - Class 2	American Funds Insurance Series®- International Fund - Class 2

Assets
Investments in mutual funds at fair value	$21,637	$21,784	$33,471	$18,342	$25,807

Total assets	21,637	21,784	33,471	18,342	25,807

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$21,637	$21,784	$33,471	$18,342	$25,807

Total number of mutual fund shares	1,135,785	1,835,202	567,499	481,165	1,364,029

Cost of mutual fund shares	$19,241	$22,581	$28,171	$17,065	$20,724

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Asset ManagerSM Portfolio - Service Class	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Equity- Income Portfolio - Service Class	Fidelity® VIP Growth Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$17,718	$1,719	$2,048	$108	$44,394

Total assets	17,718	1,719	2,048	108	44,394

Liabilities
Payable to related parties	—	—	—	—	1

Total liabilities	—	—	—	—	1

Net assets	$17,718	$1,719	$2,048	$108	$44,393

Total number of mutual fund shares	1,178,060	115,069	66,229	4,239	1,317,343

Cost of mutual fund shares	$15,542	$1,640	$1,930	$105	$35,924

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Service Class	Fidelity® VIP High Income Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$2,832	$11,126	$448	$37,781	$3,461

Total assets	2,832	11,126	448	37,781	3,461

Liabilities
Payable to related parties	—	—	—	1	—

Total liabilities	—	—	—	1	—

Net assets	$2,832	$11,126	$448	$37,780	$3,461

Total number of mutual fund shares	84,371	1,812,038	35,088	1,833,163	168,662

Cost of mutual fund shares	$2,591	$11,873	$446	$27,145	$2,763

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$4,083	$2,024	$33,688	$65	$42,817

Total assets	4,083	2,024	33,688	65	42,817

Liabilities
Payable to related parties	—	—	1	—	1

Total liabilities	—	—	1	—	1

Net assets	$4,083	$2,024	$33,687	$65	$42,816

Total number of mutual fund shares	214,240	189,324	3,065,373	4,891	4,039,378

Cost of mutual fund shares	$3,967	$2,012	$32,755	$65	$41,795

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Global Resources Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$3,423	$33,049	$6,889	$2,341	$2,157

Total assets	3,423	33,049	6,889	2,341	2,157

Liabilities
Payable to related parties	—	1	—	—	—

Total liabilities	—	1	—	—	—

Net assets	$3,423	$33,048	$6,889	$2,341	$2,157

Total number of mutual fund shares	167,692	2,629,203	641,397	179,124	202,895

Cost of mutual fund shares	$2,963	$32,207	$6,730	$2,316	$1,943

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class	ING Liquid Assets Portfolio - Service Class	ING Lord Abbett Affiliated Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$2,943	$62,164	$35,249	$974	$4,748

Total assets	2,943	62,164	35,249	974	4,748

Liabilities
Payable to related parties	—	1	—	—	—

Total liabilities	—	1	—	—	—

Net assets	$2,943	$62,163	$35,249	$974	$4,748

Total number of mutual fund shares	274,493	62,164,180	35,248,954	81,266	298,589

Cost of mutual fund shares	$3,042	$62,164	$35,249	$902	$4,352

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Large Cap Value Portfolio - Institutional Class	ING MFS Mid Cap Growth Portfolio - Institutional Class	ING MFS Total Return Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$12,715	$11	$25,829	$5,377	$5,384

Total assets	12,715	11	25,829	5,377	5,384

Liabilities
Payable to related parties	—	—	1	—	—

Total liabilities	—	—	1	—	—

Net assets	$12,715	$11	$25,828	$5,377	$5,384

Total number of mutual fund shares	1,028,721	982	2,091,419	445,511	294,843

Cost of mutual fund shares	$11,650	$11	$24,113	$4,871	$5,376

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Pioneer Fund Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Class I	ING Stock Index Portfolio - Institutional Class

Assets
Investments in mutual funds at fair value	$11,302	$55	$86	$15,714	$219,410

Total assets	11,302	55	86	15,714	219,410

Liabilities
Payable to related parties	—	—	—	—	4

Total liabilities	—	—	—	—	4

Net assets	$11,302	$55	$86	$15,714	$219,406

Total number of mutual fund shares	1,009,138	3,179	7,812	1,425,990	19,246,508

Cost of mutual fund shares	$11,575	$53	$84	$15,231	$198,510

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Equity Growth Portfolio - Institutional Class	ING Van Kampen Growth and Income Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$38,330	$13,295	$16	$4,803	$1,028

Total assets	38,330	13,295	16	4,803	1,028

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$38,330	$13,295	$16	$4,803	$1,028

Total number of mutual fund shares	1,522,854	963,417	1,558	405,342	37,986

Cost of mutual fund shares	$32,112	$12,647	$15	$4,027	$997

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Index Plus International Equity Portfolio - Service Class	ING American Century Large Company Value Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$7	$33	$888	$2,330	$10,114

Total assets	7	33	888	2,330	10,114

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$7	$33	$888	$2,330	$10,114

Total number of mutual fund shares	644	2,346	75,478	143,722	721,379

Cost of mutual fund shares	$7	$32	$959	$2,284	$10,022

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$4,031	$6,094	$9,777	$711	$45,814

Total assets	4,031	6,094	9,777	711	45,814

Liabilities
Payable to related parties	—	—	—	—	1

Total liabilities	—	—	—	—	1

Net assets	$4,031	$6,094	$9,777	$711	$45,813

Total number of mutual fund shares	284,467	610,058	895,333	15,967	5,296,450

Cost of mutual fund shares	$3,500	$6,211	$9,794	$696	$42,986

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I

Assets
Investments in mutual funds at fair value	$72	$9,919	$1,152	$4,436	$4,128

Total assets	72	9,919	1,152	4,436	4,128

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$72	$9,919	$1,152	$4,436	$4,128

Total number of mutual fund shares	7,723	811,710	31,915	309,112	266,669

Cost of mutual fund shares	$71	$9,244	$1,030	$4,379	$3,996

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Index Plus Large Cap Portfolio - Class I	ING VP Index Plus Mid Cap Portfolio - Class I	ING VP Index Plus Small Cap Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I

Assets
Investments in mutual funds at fair value	$132	$4,953	$18,684	$10,591	$1,911

Total assets	132	4,953	18,684	10,591	1,911

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$132	$4,953	$18,684	$10,591	$1,911

Total number of mutual fund shares	9,965	321,187	999,673	634,945	137,978

Cost of mutual fund shares	$129	$4,459	$17,106	$9,915	$1,919

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP High Yield Bond Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I	ING VP Real Estate Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I

Assets
Investments in mutual funds at fair value	$14,762	$2,709	$14,140	$3,627	$16,251

Total assets	14,762	2,709	14,140	3,627	16,251

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$14,762	$2,709	$14,140	$3,627	$16,251

Total number of mutual fund shares	4,875,257	357,925	945,790	204,447	1,252,945

Cost of mutual fund shares	$14,664	$2,354	$13,530	$3,084	$16,913

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Brandes International Equity Fund	Business Opportunity Value Fund	Frontier Capital Appreciation Fund	Turner Core Growth Fund	Neuberger Berman AMT Growth Portfolio® - Class I

Assets
Investments in mutual funds at fair value	$14,898	$2,907	$7,615	$3,106	$14,875

Total assets	14,898	2,907	7,615	3,106	14,875

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$14,898	$2,907	$7,615	$3,106	$14,875

Total number of mutual fund shares	850,330	241,004	331,803	187,102	1,078,663

Cost of mutual fund shares	$11,809	$2,697	$6,505	$2,742	$10,267

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I	Pioneer Small Cap Value VCT Portfolio - Class I	Putnam VT Small Cap Value Fund - Class IB Shares	Van Eck Worldwide Emerging Markets Fund

Assets
Investments in mutual funds at fair value	$23,316	$47	$6,368	$19,658	$21,429

Total assets	23,316	47	6,368	19,658	21,429

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$23,316	$47	$6,368	$19,658	$21,429

Total number of mutual fund shares	1,844,613	3,135	393,322	857,314	1,076,296

Cost of mutual fund shares	$24,501	$45	$5,707	$15,558	$14,633

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

Van Eck Worldwide Hard Assets Fund

Assets
Investments in mutual funds at fair value	$13,798

Total assets	13,798

Liabilities
Payable to related parties	—

Total liabilities	—

Net assets	$13,798

Total number of mutual fund shares	497,406

Cost of mutual fund shares	$10,081

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Stock Fund - Series I Shares	AIM V.I. Government Securities Fund - Series I Shares	AIM V.I. Health Sciences Fund - Series I Shares	AIM V.I. High Yield Fund - Series I Shares

Net investment income (loss)
Income:
Dividends	$—	$94	$710	$—	$—

Total investment income	—	94	710	—	—
Expenses:
Mortality, expense risk and other charges	54	145	144	4	82

Total expenses	54	145	144	4	82

Net investment income (loss)	(54)	(51)	566	(4)	(82)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,323	16	(125)	177	2,037
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	2,323	16	(125)	177	2,037
Net unrealized appreciation (depreciation) of investments	(1,891)	583	(191)	(75)	(1,530)

Net realized and unrealized gain (loss) on investments	432	599	(316)	102	507

Net increase (decrease) in net assets resulting from operations	$378	$548	$250	$98	$425

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Small Company Growth Fund - Series I Shares	AIM V.I. Total Return Fund - Series I Shares	AIM V.I. Utilities Fund - Series I Shares	Alger American Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O

Net investment income (loss)
Income:
Dividends	$—	$263	$—	$97	$—

Total investment income	—	263	—	97	—
Expenses:
Mortality, expense risk and other charges	66	58	56	208	89

Total expenses	66	58	56	208	89

Net investment income (loss)	(66)	205	(56)	(111)	(89)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3,921	480	4,475	2,076	3,377
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	3,921	480	4,475	2,076	3,377
Net unrealized appreciation (depreciation) of investments	(3,774)	(621)	(2,265)	864	(2,150)

Net realized and unrealized gain (loss) on investments	147	(141)	2,210	2,940	1,227

Net increase (decrease) in net assets resulting from operations	$81	$64	$2,154	$2,829	$1,138

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Alger American MidCap Growth Portfolio - Class O	American Funds Insurance Series®- Growth Fund - Class 2	American Funds Insurance Series®- Growth Income Fund - Class 2	American Funds Insurance Series®- International Fund - Class 2	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$204	$230	$339	$534

Total investment income	—	204	230	339	534
Expenses:
Mortality, expense risk and other charges	192	115	70	81	142

Total expenses	192	115	70	81	142

Net investment income (loss)	(192)	89	160	258	392

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	11,544	655	323	485	202
Capital gains distributions	1,647	—	65	—	7

Total realized gain (loss) on investments and capital gains distributions	13,191	655	388	485	209
Net unrealized appreciation (depreciation) of investments	(10,577)	3,524	408	3,495	(38)

Net realized and unrealized gain (loss) on investments	2,614	4,179	796	3,980	171

Net increase (decrease) in net assets resulting from operations	$2,422	$4,268	$956	$4,238	$563

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Asset ManagerSM Portfolio - Service Class	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Equity- Income Portfolio - Service Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$44	$—	$—	$234	$10

Total investment income	44	—	—	234	10
Expenses:
Mortality, expense risk and other charges	—	3	—	334	—

Total expenses	—	3	—	334	—

Net investment income (loss)	44	(3)	—	(100)	10

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	57	4	—	(475)	142
Capital gains distributions	1	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	58	4	—	(475)	142
Net unrealized appreciation (depreciation) of investments	(37)	119	3	2,618	(10)

Net realized and unrealized gain (loss) on investments	21	123	3	2,143	132

Net increase (decrease) in net assets resulting from operations	$65	$120	$3	$2,043	$142

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Service Class	ING AIM Mid Cap Growth Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$801	$—	$260	$18	$—

Total investment income	801	—	260	18	—
Expenses:
Mortality, expense risk and other charges	32	—	274	—	—

Total expenses	32	—	274	—	—

Net investment income (loss)	769	—	(14)	18	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	440	—	3,542	334	4
Capital gains distributions	—	—	204	16	—

Total realized gain (loss) on investments and capital gains distributions	440	—	3,746	350	4
Net unrealized appreciation (depreciation) of investments	(747)	2	2,437	223	—

Net realized and unrealized gain (loss) on investments	(307)	2	6,183	573	4

Net increase (decrease) in net assets resulting from operations	$462	$2	$6,169	$591	$4

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Institutional Class	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$—	$—	$10	$—	$74

Total investment income	—	—	10	—	74
Expenses:
Mortality, expense risk and other charges	5	2	57	—	79

Total expenses	5	2	57	—	79

Net investment income (loss)	(5)	(2)	(47)	—	(5)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	38	4	8	—	24
Capital gains distributions	—	55	—	—	94

Total realized gain (loss) on investments and capital gains distributions	38	59	8	—	118
Net unrealized appreciation (depreciation) of investments	116	12	933	—	1,023

Net realized and unrealized gain (loss) on investments	154	71	941	—	1,141

Net increase (decrease) in net assets resulting from operations	$149	$69	$894	$—	$1,136

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Global Resources Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$21	$—	$—	$—	$—

Total investment income	21	—	—	—	—
Expenses:
Mortality, expense risk and other charges	9	156	9	3	8

Total expenses	9	156	9	3	8

Net investment income (loss)	12	(156)	(9)	(3)	(8)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	254	1,133	(7)	5	88
Capital gains distributions	113	1,923	—	147	3

Total realized gain (loss) on investments and capital gains distributions	367	3,056	(7)	152	91
Net unrealized appreciation (depreciation) of investments	376	(2,136)	159	25	34

Net realized and unrealized gain (loss) on investments	743	920	152	177	125

Net increase (decrease) in net assets resulting from operations	$755	$764	$143	$174	$117

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Limited Maturity Bond Portfolio - Service Class	ING Liquid Assets Portfolio - Institutional Class	ING Liquid Assets Portfolio - Service Class	ING Lord Abbett Affiliated Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$75	$1,993	$709	$16	$—

Total investment income	75	1,993	709	16	—
Expenses:
Mortality, expense risk and other charges	1	501	—	7	20

Total expenses	1	501	—	7	20

Net investment income (loss)	74	1,492	709	9	(20)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(21)	—	—	15	391
Capital gains distributions	4	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(17)	—	—	15	391
Net unrealized appreciation (depreciation) of investments	(26)	—	—	33	51

Net realized and unrealized gain (loss) on investments	(43)	—	—	48	442

Net increase (decrease) in net assets resulting from operations	$31	$1,492	$709	$57	$422

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Large Cap Value Portfolio - Institutional Class	ING MFS Mid Cap Growth Portfolio - Institutional Class	ING MFS Total Return Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$14	$—	$—	$—	$98

Total investment income	14	—	—	—	98
Expenses:
Mortality, expense risk and other charges	15	—	183	17	17

Total expenses	15	—	183	17	17

Net investment income (loss)	(1)	—	(183)	(17)	81

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(42)	3	66	100	98
Capital gains distributions	162	—	2	—	140

Total realized gain (loss) on investments and capital gains distributions	120	3	68	100	238
Net unrealized appreciation (depreciation) of investments	1,065	1	1,190	12	(188)

Net realized and unrealized gain (loss) on investments	1,185	4	1,258	112	50

Net increase (decrease) in net assets resulting from operations	$1,184	$4	$1,075	$95	$131

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Pioneer Fund Portfolio - Service Class	ING Pioneer Mid Cap Value Portfolio - Class I	ING Stock Index Portfolio - Institutional Class

Net investment income (loss)
Income:
Dividends	$79	$—	$—	$—	$—

Total investment income	79	—	—	—	—
Expenses:
Mortality, expense risk and other charges	21	—	—	27	1,397

Total expenses	21	—	—	27	1,397

Net investment income (loss)	58	—	—	(27)	(1,397)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(31)	1	—	11	1,852
Capital gains distributions	229	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	198	1	—	11	1,852
Net unrealized appreciation (depreciation) of investments	(273)	3	3	483	7,993

Net realized and unrealized gain (loss) on investments	(75)	4	3	494	9,845

Net increase (decrease) in net assets resulting from operations	$(17)	$4	$3	$467	$8,448

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Equity Growth Portfolio - Institutional Class	ING Van Kampen Growth and Income Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$549	$170	$—	$23	$1

Total investment income	549	170	—	23	1
Expenses:
Mortality, expense risk and other charges	178	66	—	22	1

Total expenses	178	66	—	22	1

Net investment income (loss)	371	104	—	1	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,631	453	—	60	1
Capital gains distributions	1,278	297	—	—	—

Total realized gain (loss) on investments and capital gains distributions	2,909	750	—	60	1
Net unrealized appreciation (depreciation) of investments	(537)	(378)	1	541	31

Net realized and unrealized gain (loss) on investments	2,372	372	1	601	32

Net increase (decrease) in net assets resulting from operations	$2,743	$476	$1	$602	$32

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Index Plus International Equity Portfolio - Service Class	ING American Century Large Company Value Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$3	$—	$51

Total investment income	—	—	3	—	51
Expenses:
Mortality, expense risk and other charges	—	—	1	3	38

Total expenses	—	—	1	3	38

Net investment income (loss)	—	—	2	(3)	13

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	1	2	372
Capital gains distributions	—	—	80	—	698

Total realized gain (loss) on investments and capital gains distributions	—	—	81	2	1,070
Net unrealized appreciation (depreciation) of investments	—	1	(71)	45	(372)

Net realized and unrealized gain (loss) on investments	—	1	10	47	698

Net increase (decrease) in net assets resulting from operations	$—	$1	$12	$44	$711

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$33	$121	$175	$—	$—

Total investment income	33	121	175	—	—
Expenses:
Mortality, expense risk and other charges	12	11	49	1	80

Total expenses	12	11	49	1	80

Net investment income (loss)	21	110	126	(1)	(80)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	38	2	40	35	254
Capital gains distributions	68	—	117	—	44

Total realized gain (loss) on investments and capital gains distributions	106	2	157	35	298
Net unrealized appreciation (depreciation) of investments	531	(117)	(141)	(5)	2,829

Net realized and unrealized gain (loss) on investments	637	(115)	16	30	3,127

Net increase (decrease) in net assets resulting from operations	$658	$(5)	$142	$29	$3,047

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$61	$1	$12	$18

Total investment income	—	61	1	12	18
Expenses:
Mortality, expense risk and other charges	1	38	3	4	2

Total expenses	1	38	3	4	2

Net investment income (loss)	(1)	23	(2)	8	16

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	18	526	22	18	10
Capital gains distributions	—	358	1	—	—

Total realized gain (loss) on investments and capital gains distributions	18	884	23	18	10
Net unrealized appreciation (depreciation) of investments	1	(577)	59	57	132

Net realized and unrealized gain (loss) on investments	19	307	82	75	142

Net increase (decrease) in net assets resulting from operations	$18	$330	$80	$83	$158

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Index Plus Large Cap Portfolio - Class I	ING VP Index Plus Mid Cap Portfolio - Class I	ING VP Index Plus Small Cap Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$2	$64	$74	$27	$—

Total investment income	2	64	74	27	—
Expenses:
Mortality, expense risk and other charges	1	20	51	44	1

Total expenses	1	20	51	44	1

Net investment income (loss)	1	44	23	(17)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(4)	516	1,486	784	—
Capital gains distributions	—	—	1,134	455	—

Total realized gain (loss) on investments and capital gains distributions	(4)	516	2,620	1,239	—
Net unrealized appreciation (depreciation) of investments	2	(340)	(897)	(507)	(8)

Net realized and unrealized gain (loss) on investments	(2)	176	1,723	732	(8)

Net increase (decrease) in net assets resulting from operations	$(1)	$220	$1,746	$715	$(9)

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP High Yield Bond Portfolio - Class I	ING VP MagnaCap Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I	ING VP Real Estate Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$256	$23	$—	$182	$—

Total investment income	256	23	—	182	—
Expenses:
Mortality, expense risk and other charges	23	9	9	21	19

Total expenses	23	9	9	21	19

Net investment income (loss)	233	14	(9)	161	(19)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(7)	226	191	8	126
Capital gains distributions	—	178	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(7)	404	191	8	126
Net unrealized appreciation (depreciation) of investments	(136)	(284)	37	610	230

Net realized and unrealized gain (loss) on investments	(143)	120	228	618	356

Net increase (decrease) in net assets resulting from operations	$90	$134	$219	$779	$337

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Intermediate Bond Portfolio - Class I	Janus Aspen Series International Growth Portfolio - Service Shares	Janus Aspen Series Mid Cap Growth Portfolio - Service Shares	Janus Aspen Series Worldwide Growth Portfolio - Service Shares	Brandes International Equity Fund

Net investment income (loss)
Income:
Dividends	$603	$55	$—	$—	$201

Total investment income	603	55	—	—	201
Expenses:
Mortality, expense risk and other charges	36	29	6	6	96

Total expenses	36	29	6	6	96

Net investment income (loss)	567	26	(6)	(6)	105

Realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments	(107)	2,554	517	353	484
Capital gains distributions	64	—	—	—	797

Total realized gain (loss) on investments and capital gains distributions	(43)	2,554	517	353	1,281
Net unrealized appreciation (depreciation) of investments	(234)	(1,140)	(730)	(490)	(26)

Net realized and unrealized gain (loss) on investments	(277)	1,414	(213)	(137)	1,255

Net increase (decrease) in net assets resulting from operations	$290	$1,440	$(219)	$(143)	$1,360

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Business Opportunity Value Fund	Frontier Capital Appreciation Fund	Turner Core Growth Fund	Neuberger Berman AMT Growth Portfolio® - Class I	Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I

Net investment income (loss)
Income:
Dividends	$18	$—	$12	$—	$694

Total investment income	18	—	12	—	694
Expenses:
Mortality, expense risk and other charges	17	60	18	95	158

Total expenses	17	60	18	95	158

Net investment income (loss)	1	(60)	(6)	(95)	536

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	141	681	276	359	(234)
Capital gains distributions	232	578	—	—	—

Total realized gain (loss) on investments and capital gains distributions	373	1,259	276	359	(234)
Net unrealized appreciation (depreciation) of investments	(167)	(282)	50	1,426	(99)

Net realized and unrealized gain (loss) on investments	206	977	326	1,785	(333)

Net increase (decrease) in net assets resulting from operations	$207	$917	$320	$1,690	$203

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Neuberger Berman AMT Socially Responsive Portfolio® - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I	Pioneer Small Cap Value VCT Portfolio - Class I	Putnam VT Growth and Income Fund - Class IB Shares	Putnam VT New Opportunities Fund - Class IB Shares

Net investment income (loss)
Income:
Dividends	$—	$51	$—	$113	$1

Total investment income	—	51	—	113	1
Expenses:
Mortality, expense risk and other charges	—	73	31	25	5

Total expenses	—	73	31	25	5

Net investment income (loss)	—	(22)	(31)	88	(4)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	2,017	797	1,379	385
Capital gains distributions	—	974	186	—	—

Total realized gain (loss) on investments and capital gains distributions	—	2,991	983	1,379	385
Net unrealized appreciation (depreciation) of investments	2	(2,344)	(236)	(1,365)	(380)

Net realized and unrealized gain (loss) on investments	2	647	747	14	5

Net increase (decrease) in net assets resulting from operations	$2	$625	$716	$102	$1

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Putnam VT Small Cap Value Fund - Class IB Shares	Putnam VT Voyager Fund - Class IB Shares	Van Eck Worldwide Bond Fund	Van Eck Worldwide Emerging Markets Fund	Van Eck Worldwide Hard Assets Fund

Net investment income (loss)
Income:
Dividends	$1,116	$10	$386	$123	$32

Total investment income	1,116	10	386	123	32
Expenses:
Mortality, expense risk and other charges	106	5	26	96	62

Total expenses	106	5	26	96	62

Net investment income (loss)	1,010	5	360	27	(30)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,263	202	(173)	1,703	1,705
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	2,263	202	(173)	1,703	1,705
Net unrealized appreciation (depreciation) of investments	(2,047)	(196)	(333)	3,019	2,276

Net realized and unrealized gain (loss) on investments	216	6	(506)	4,722	3,981

Net increase (decrease) in net assets resulting from operations	$1,226	$11	$(146)	$4,749	$3,951

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

Van Eck Worldwide Real Estate Fund

Net investment income (loss)
Income:
Dividends	$241

Total investment income	241
Expenses:
Mortality, expense risk and other charges	48

Total expenses	48

Net investment income (loss)	193

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3,657
Capital gains distributions	114

Total realized gain (loss) on investments and capital gains distributions	3,771
Net unrealized appreciation (depreciation) of investments	(3,041)

Net realized and unrealized gain (loss) on investments	730

Net increase (decrease) in net assets resulting from operations	$923

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Stock Fund - Series I Shares	AIM V.I. Government Securities Fund - Series I Shares	AIM V.I. Health Sciences Fund - Series I Shares

Net Assets at January 1, 2004	$10,989	$27,110	$29,800	$631

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(74)	36	715	(6)
Net realized gain (loss) on investments and capital gains distributions	(56)	(664)	480	30
Net unrealized appreciation (depreciation) of investments	782	1,347	(677)	(7)

Net increase (decrease) in net assets from operations	652	719	518	17
Changes from principal transactions:
Premiums	1,605	2,715	3,279	301
Surrenders and withdrawals	(553)	(2,658)	(6,262)	(32)
Cost of insurance and administrative charges	(662)	(1,288)	(1,196)	(60)
Benefit payments	—	(14)	—	—
Transfers between Divisions (including fixed account), net	(149)	(3,207)	(2,083)	404

Increase (decrease) in net assets derived from principal transactions	241	(4,452)	(6,262)	613

Total increase (decrease) in net assets	893	(3,733)	(5,744)	630

Net assets at December 31, 2004	11,882	23,377	24,056	1,261

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	(51)	566	(4)
Net realized gain (loss) on investments and capital gains distributions	2,323	16	(125)	177
Net unrealized appreciation (depreciation) of investments	(1,891)	583	(191)	(75)

Net increase (decrease) in net assets from operations	378	548	250	98
Changes from principal transactions:
Premiums	1,011	2,019	2,452	147
Surrenders and withdrawals	(511)	(1,324)	(1,912)	(49)
Cost of insurance and administrative charges	(464)	(1,179)	(1,083)	(51)
Benefit payments	—	(1)	—	—
Transfers between Divisions (including fixed account), net	(12,296)	(1,803)	(1,979)	(1,406)

Increase (decrease) in net assets derived from principal transactions	(12,260)	(2,288)	(2,522)	(1,359)

Total increase (decrease) in net assets	(11,882)	(1,740)	(2,272)	(1,261)

Net assets at December 31, 2005	$—	$21,637	$21,784	$—

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. High Yield Fund - Series I Shares	AIM V.I. Small Company Growth Fund - Series I Shares	AIM V.I. Total Return Fund - Series I Shares	AIM V.I. Utilities Fund - Series I Shares

Net Assets at January 1, 2004	$—	$13,864	$10,471	$8,951

Increase (decrease) in net assets
Operations:
Net investment income (loss)	688	(90)	86	139
Net realized gain (loss) on investments and capital gains distributions	14	398	(5)	731
Net unrealized appreciation (depreciation) of investments	1,530	1,492	149	1,190

Net increase (decrease) in net assets from operations	2,232	1,800	230	2,060
Changes from principal transactions:
Premiums	1,534	1,880	1,130	905
Surrenders and withdrawals	(567)	(1,101)	(886)	(516)
Cost of insurance and administrative charges	(888)	(658)	(577)	(413)
Benefit payments	—	(4)	(1)	—
Transfers between Divisions (including fixed account), net	25,592	(780)	(1,190)	152

Increase (decrease) in net assets derived from principal transactions	25,671	(663)	(1,524)	128

Total increase (decrease) in net assets	27,903	1,137	(1,294)	2,188

Net assets at December 31, 2004	27,903	15,001	9,177	11,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(82)	(66)	205	(56)
Net realized gain (loss) on investments and capital gains distributions	2,037	3,921	480	4,475
Net unrealized appreciation (depreciation) of investments	(1,530)	(3,774)	(621)	(2,265)

Net increase (decrease) in net assets from operations	425	81	64	2,154
Changes from principal transactions:
Premiums	1,490	1,069	1,099	909
Surrenders and withdrawals	(573)	(783)	(506)	(210)
Cost of insurance and administrative charges	(609)	(465)	(489)	(351)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	(28,636)	(14,903)	(9,345)	(13,641)

Increase (decrease) in net assets derived from principal transactions	(28,328)	(15,082)	(9,241)	(13,293)

Total increase (decrease) in net assets	(27,903)	(15,001)	(9,177)	(11,139)

Net assets at December 31, 2005	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Alger American Growth Portfolio - Class O	Alger American Leveraged AllCap Portfolio - Class O	Alger American MidCap Growth Portfolio - Class O	American Funds Insurance Series®- Growth Fund - Class 2

Net Assets at January 1, 2004	$44,540	$18,180	$43,924	$3,929

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(301)	(126)	(277)	(28)
Net realized gain (loss) on investments and capital gains distributions	(5,514)	(125)	1,235	78
Net unrealized appreciation (depreciation) of investments	7,609	1,676	4,093	1,527

Net increase (decrease) in net assets from operations	1,794	1,425	5,051	1,577
Changes from principal transactions:
Premiums	4,984	2,485	5,056	3,477
Surrenders and withdrawals	(4,860)	(898)	(3,525)	(254)
Cost of insurance and administrative charges	(2,207)	(1,088)	(2,032)	(569)
Benefit payments	(86)	(1)	(6)	—
Transfers between Divisions (including fixed account), net	(1,102)	(739)	(4,900)	11,498

Increase (decrease) in net assets derived from principal transactions	(3,271)	(241)	(5,407)	14,152

Total increase (decrease) in net assets	(1,477)	1,184	(356)	15,729

Net assets at December 31, 2004	43,063	19,364	43,568	19,658

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(111)	(89)	(192)	89
Net realized gain (loss) on investments and capital gains distributions	2,076	3,377	13,191	655
Net unrealized appreciation (depreciation) of investments	864	(2,150)	(10,577)	3,524

Net increase (decrease) in net assets from operations	2,829	1,138	2,422	4,268
Changes from principal transactions:
Premiums	3,347	1,283	3,183	5,873
Surrenders and withdrawals	(1,747)	(796)	(1,856)	(593)
Cost of insurance and administrative charges	(1,466)	(739)	(1,468)	(1,185)
Benefit payments	(4)	—	(6)	—
Transfers between Divisions (including fixed account), net	(46,022)	(20,250)	(45,843)	5,450

Increase (decrease) in net assets derived from principal transactions	(45,892)	(20,502)	(45,990)	9,545

Total increase (decrease) in net assets	(43,063)	(19,364)	(43,568)	13,813

Net assets at December 31, 2005	$—	$—	$—	$33,471

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	American Funds Insurance Series®- Growth Income Fund - Class 2	American Funds Insurance Series®- International Fund - Class 2	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Asset ManagerSM Portfolio - Service Class

Net Assets at January 1, 2004	$3,463	$2,412	$21,003	$1,056

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	119	392	34
Net realized gain (loss) on investments and capital gains distributions	191	161	65	15
Net unrealized appreciation (depreciation) of investments	644	1,376	464	27

Net increase (decrease) in net assets from operations	899	1,656	921	76
Changes from principal transactions:
Premiums	2,564	2,693	2,317	312
Surrenders and withdrawals	(164)	(139)	(2,420)	(8)
Cost of insurance and administrative charges	(396)	(345)	(1,046)	(88)
Benefit payments	—	—	(7)	—
Transfers between Divisions (including fixed account), net	7,085	7,384	(556)	302

Increase (decrease) in net assets derived from principal transactions	9,089	9,593	(1,712)	518

Total increase (decrease) in net assets	9,988	11,249	(791)	594

Net assets at December 31, 2004	13,451	13,661	20,212	1,650

Increase (decrease) in net assets
Operations:
Net investment income (loss)	160	258	392	44
Net realized gain (loss) on investments and capital gains distributions	388	485	209	58
Net unrealized appreciation (depreciation) of investments	408	3,495	(38)	(37)

Net increase (decrease) in net assets from operations	956	4,238	563	65
Changes from principal transactions:
Premiums	4,117	3,551	1,771	465
Surrenders and withdrawals	(438)	(535)	(1,320)	(54)
Cost of insurance and administrative charges	(695)	(790)	(944)	(109)
Benefit payments	—	—	(7)	—
Transfers between Divisions (including fixed account), net	951	5,682	(2,557)	(298)

Increase (decrease) in net assets derived from principal transactions	3,935	7,908	(3,057)	4

Total increase (decrease) in net assets	4,891	12,146	(2,494)	69

Net assets at December 31, 2005	$18,342	$25,807	$17,718	$1,719

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Service Class	Fidelity® VIP Equity- Income Portfolio - Service Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Service Class

Net Assets at January 1, 2004	$—	$—	$53,751	$2,000

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(240)	4
Net realized gain (loss) on investments and capital gains distributions	—	—	(1,096)	218
Net unrealized appreciation (depreciation) of investments	—	—	2,415	(115)

Net increase (decrease) in net assets from operations	—	—	1,079	107
Changes from principal transactions:
Premiums	—	—	5,312	639
Surrenders and withdrawals	—	—	(3,851)	(42)
Cost of insurance and administrative charges	—	—	(2,720)	(174)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	(4,224)	259

Increase (decrease) in net assets derived from principal transactions	—	—	(5,483)	682

Total increase (decrease) in net assets	—	—	(4,404)	789

Net assets at December 31, 2004	—	—	49,347	2,789

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	(100)	10
Net realized gain (loss) on investments and capital gains distributions	4	—	(475)	142
Net unrealized appreciation (depreciation) of investments	119	3	2,618	(10)

Net increase (decrease) in net assets from operations	120	3	2,043	142
Changes from principal transactions:
Premiums	164	10	4,186	587
Surrenders and withdrawals	(2)	—	(4,234)	(95)
Cost of insurance and administrative charges	(24)	(1)	(2,414)	(180)
Benefit payments	—	—	(38)	—
Transfers between Divisions (including fixed account), net	1,790	96	(4,497)	(411)

Increase (decrease) in net assets derived from principal transactions	1,928	105	(6,997)	(99)

Total increase (decrease) in net assets	2,048	108	(4,954)	43

Net assets at December 31, 2005	$2,048	$108	$44,393	$2,832

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Service Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Service Class

Net Assets at January 1, 2004	$—	$—	$38,294	$1,641

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	173	19
Net realized gain (loss) on investments and capital gains distributions	—	—	2,867	166
Net unrealized appreciation (depreciation) of investments	—	—	1,404	158

Net increase (decrease) in net assets from operations	—	—	4,444	343
Changes from principal transactions:
Premiums	—	—	3,779	509
Surrenders and withdrawals	—	—	(2,946)	(64)
Cost of insurance and administrative charges	—	—	(1,605)	(141)
Benefit payments	—	—	(17)	—
Transfers between Divisions (including fixed account), net	—	—	(1,917)	781

Increase (decrease) in net assets derived from principal transactions	—	—	(2,706)	1,085

Total increase (decrease) in net assets	—	—	1,738	1,428

Net assets at December 31, 2004	—	—	40,032	3,069

Increase (decrease) in net assets
Operations:
Net investment income (loss)	769	—	(14)	18
Net realized gain (loss) on investments and capital gains distributions	440	—	3,746	350
Net unrealized appreciation (depreciation) of investments	(747)	2	2,437	223

Net increase (decrease) in net assets from operations	462	2	6,169	591
Changes from principal transactions:
Premiums	162	48	2,896	533
Surrenders and withdrawals	(90)	—	(2,636)	(213)
Cost of insurance and administrative charges	(295)	(7)	(1,507)	(187)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	10,887	405	(7,174)	(332)

Increase (decrease) in net assets derived from principal transactions	10,664	446	(8,421)	(199)

Total increase (decrease) in net assets	11,126	448	(2,252)	392

Net assets at December 31, 2005	$11,126	$448	$37,780	$3,461

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING AIM Mid Cap Growth Portfolio - Service Class	ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	ING Evergreen Health Sciences Portfolio - Class S	ING Evergreen Omega Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from principal transactions:
Premiums	—	—	—	—
Surrenders and withdrawals	—	—	—	—
Cost of insurance and administrative charges	—	—	—	—
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	—

Increase (decrease) in net assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	(2)	(47)
Net realized gain (loss) on investments and capital gains distributions	4	38	59	8
Net unrealized appreciation (depreciation) of investments	—	116	12	933

Net increase (decrease) in net assets from operations	4	149	69	894
Changes from principal transactions:
Premiums	4	78	56	1,388
Surrenders and withdrawals	—	(33)	(105)	(786)
Cost of insurance and administrative charges	(1)	(38)	(21)	(458)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	(7)	3,927	2,025	32,649

Increase (decrease) in net assets derived from principal transactions	(4)	3,934	1,955	32,793

Total increase (decrease) in net assets	—	4,083	2,024	33,687

Net assets at December 31, 2005	$—	$4,083	$2,024	$33,687

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING FMRSM Earnings Growth Portfolio - Institutional Class	ING Global Resources Portfolio - Institutional Class	ING JPMorgan Small Cap Equity Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$—	$61	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	10	(73)
Net realized gain (loss) on investments and capital gains distributions	—	—	(28)	116
Net unrealized appreciation (depreciation) of investments	—	—	78	2,978

Net increase (decrease) in net assets from operations	—	—	60	3,021
Changes from principal transactions:
Premiums	—	—	129	1,067
Surrenders and withdrawals	—	—	(1)	(1,274)
Cost of insurance and administrative charges	—	—	(70)	(630)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	1,249	19,975

Increase (decrease) in net assets derived from principal transactions	—	—	1,307	19,138

Total increase (decrease) in net assets	—	—	1,367	22,159

Net assets at December 31, 2004	—	—	1,428	22,159

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	12	(156)
Net realized gain (loss) on investments and capital gains distributions	—	118	367	3,056
Net unrealized appreciation (depreciation) of investments	—	1,023	376	(2,136)

Net increase (decrease) in net assets from operations	—	1,136	755	764
Changes from principal transactions:
Premiums	2	1,379	271	2,691
Surrenders and withdrawals	—	(1,297)	(30)	(3,371)
Cost of insurance and administrative charges	—	(525)	(125)	(1,373)
Benefit payments	—	—	—	(39)
Transfers between Divisions (including fixed account), net	63	42,123	1,124	12,217

Increase (decrease) in net assets derived from principal transactions	65	41,680	1,240	10,125

Total increase (decrease) in net assets	65	42,816	1,995	10,889

Net assets at December 31, 2005	$65	$42,816	$3,423	$33,048

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Value Opportunities Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Institutional Class	ING Limited Maturity Bond Portfolio - Service Class

Net Assets at January 1, 2004	$—	$—	$—	$465

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	71
Net realized gain (loss) on investments and capital gains distributions	—	—	1	14
Net unrealized appreciation (depreciation) of investments	—	—	180	(76)

Net increase (decrease) in net assets from operations	—	—	181	9
Changes from principal transactions:
Premiums	—	—	42	594
Surrenders and withdrawals	—	—	—	(52)
Cost of insurance and administrative charges	—	—	(9)	(21)
Benefit payments	—	—	—	(7)
Transfers between Divisions (including fixed account), net	—	—	1,446	377

Increase (decrease) in net assets derived from principal transactions	—	—	1,479	891

Total increase (decrease) in net assets	—	—	1,660	900

Net assets at December 31, 2004	—	—	1,660	1,365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(3)	(8)	74
Net realized gain (loss) on investments and capital gains distributions	(7)	152	91	(17)
Net unrealized appreciation (depreciation) of investments	159	25	34	(26)

Net increase (decrease) in net assets from operations	143	174	117	31
Changes from principal transactions:
Premiums	222	351	300	725
Surrenders and withdrawals	(39)	—	(8)	(107)
Cost of insurance and administrative charges	(81)	(30)	(66)	(50)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	6,644	1,846	154	979

Increase (decrease) in net assets derived from principal transactions	6,746	2,167	380	1,547

Total increase (decrease) in net assets	6,889	2,341	497	1,578

Net assets at December 31, 2005	$6,889	$2,341	$2,157	$2,943

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Liquid Assets Portfolio - Institutional Class	ING Liquid Assets Portfolio - Service Class	ING Lord Abbett Affiliated Portfolio - Institutional Class	ING Marsico Growth Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$20,993	$161	$1,870

Increase (decrease) in net assets
Operations:
Net investment income (loss)	241	208	2	(13)
Net realized gain (loss) on investments and capital gains distributions	—	—	21	87
Net unrealized appreciation (depreciation) of investments	—	—	25	294

Net increase (decrease) in net assets from operations	241	208	48	368
Changes from principal transactions:
Premiums	9,159	38,879	174	558
Surrenders and withdrawals	(7,658)	(1,615)	—	(67)
Cost of insurance and administrative charges	(1,920)	(1,868)	(17)	(99)
Benefit payments	(512)	(925)	—	—
Transfers between Divisions (including fixed account), net	58,746	(34,858)	576	575

Increase (decrease) in net assets derived from principal transactions	57,815	(387)	733	967

Total increase (decrease) in net assets	58,056	(179)	781	1,335

Net assets at December 31, 2004	58,056	20,814	942	3,205

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,492	709	9	(20)
Net realized gain (loss) on investments and capital gains distributions	—	—	15	391
Net unrealized appreciation (depreciation) of investments	—	—	33	51

Net increase (decrease) in net assets from operations	1,492	709	57	422
Changes from principal transactions:
Premiums	14,684	43,105	231	750
Surrenders and withdrawals	(20,510)	(1,637)	(8)	(517)
Cost of insurance and administrative charges	(3,584)	(1,917)	(21)	(171)
Benefit payments	(3,010)	(2,626)	—	—
Transfers between Divisions (including fixed account), net	15,035	(23,199)	(227)	1,059

Increase (decrease) in net assets derived from principal transactions	2,615	13,726	(25)	1,121

Total increase (decrease) in net assets	4,107	14,435	32	1,543

Net assets at December 31, 2005	$62,163	$35,249	$974	$4,748

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Marsico International Opportunities Portfolio - Service Class	ING Mercury Large Cap Growth Portfolio - Service Class	ING Mercury Large Cap Value Portfolio - Institutional Class	ING MFS Mid Cap Growth Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$—	$—	$2,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(11)	(15)
Net realized gain (loss) on investments and capital gains distributions	—	—	1,198	327
Net unrealized appreciation (depreciation) of investments	—	—	526	179

Net increase (decrease) in net assets from operations	—	—	1,713	491
Changes from principal transactions:
Premiums	—	—	1,389	559
Surrenders and withdrawals	—	—	(1,910)	(74)
Cost of insurance and administrative charges	—	—	(722)	(186)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	27,360	544

Increase (decrease) in net assets derived from principal transactions	—	—	26,117	843

Total increase (decrease) in net assets	—	—	27,830	1,334

Net assets at December 31, 2004	—	—	27,830	4,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(183)	(17)
Net realized gain (loss) on investments and capital gains distributions	120	3	68	100
Net unrealized appreciation (depreciation) of investments	1,065	1	1,190	12

Net increase (decrease) in net assets from operations	1,184	4	1,075	95
Changes from principal transactions:
Premiums	388	2	2,338	436
Surrenders and withdrawals	(57)	—	(3,049)	(162)
Cost of insurance and administrative charges	(141)	(1)	(1,226)	(200)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	11,341	6	(1,140)	951

Increase (decrease) in net assets derived from principal transactions	11,531	7	(3,077)	1,025

Total increase (decrease) in net assets	12,715	11	(2,002)	1,120

Net assets at December 31, 2005	$12,715	$11	$25,828	$5,377

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING MFS Total Return Portfolio - Institutional Class	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Institutional Class	ING Pioneer Fund Portfolio - Service Class

Net Assets at January 1, 2004	$1,246	$—	$7	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	—	—	—
Net realized gain (loss) on investments and capital gains distributions	86	—	—	—
Net unrealized appreciation (depreciation) of investments	109	—	(1)	—

Net increase (decrease) in net assets from operations	242	—	(1)	—
Changes from principal transactions:
Premiums	518	—	14	—
Surrenders and withdrawals	(58)	—	—	—
Cost of insurance and administrative charges	(103)	—	—	—
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	1,178	—	(20)	—

Increase (decrease) in net assets derived from principal transactions	1,535	—	(6)	—

Total increase (decrease) in net assets	1,777	—	(7)	—

Net assets at December 31, 2004	3,023	—	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	81	58	—	—
Net realized gain (loss) on investments and capital gains distributions	238	198	1	—
Net unrealized appreciation (depreciation) of investments	(188)	(273)	3	3

Net increase (decrease) in net assets from operations	131	(17)	4	3
Changes from principal transactions:
Premiums	1,768	311	8	22
Surrenders and withdrawals	(215)	(2,463)	—	—
Cost of insurance and administrative charges	(205)	(139)	(1)	(1)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	882	13,610	44	62

Increase (decrease) in net assets derived from principal transactions	2,230	11,319	51	83

Total increase (decrease) in net assets	2,361	11,302	55	86

Net assets at December 31, 2005	$5,384	$11,302	$55	$86

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Pioneer Mid Cap Value Portfolio - Class I	ING Stock Index Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	ING T. Rowe Price Equity Income Portfolio - Institutional Class

Net Assets at January 1, 2004	$—	$—	$22,308	$2,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,663	224	67
Net realized gain (loss) on investments and capital gains distributions	—	597	737	107
Net unrealized appreciation (depreciation) of investments	—	12,908	3,283	785

Net increase (decrease) in net assets from operations	—	15,168	4,244	959
Changes from principal transactions:
Premiums	—	11,357	4,006	1,077
Surrenders and withdrawals	—	(6,367)	(770)	(70)
Cost of insurance and administrative charges	—	(5,052)	(1,331)	(182)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	—	205,444	4,544	5,962

Increase (decrease) in net assets derived from principal transactions	—	205,382	6,449	6,787

Total increase (decrease) in net assets	—	220,550	10,693	7,746

Net assets at December 31, 2004	—	220,550	33,001	10,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	(1,397)	371	104
Net realized gain (loss) on investments and capital gains distributions	11	1,852	2,909	750
Net unrealized appreciation (depreciation) of investments	483	7,993	(537)	(378)

Net increase (decrease) in net assets from operations	467	8,448	2,743	476
Changes from principal transactions:
Premiums	548	22,505	5,156	1,879
Surrenders and withdrawals	(517)	(15,677)	(2,186)	(136)
Cost of insurance and administrative charges	(195)	(9,747)	(1,665)	(442)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	15,411	(6,673)	1,281	1,038

Increase (decrease) in net assets derived from principal transactions	15,247	(9,592)	2,586	2,339

Total increase (decrease) in net assets	15,714	(1,144)	5,329	2,815

Net assets at December 31, 2005	$15,714	$219,406	$38,330	$13,295

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING UBS U.S. Allocation Portfolio - Service Class	ING Van Kampen Equity Growth Portfolio - Institutional Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING VP Index Plus International Equity Portfolio - Service Class

Net Assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(11)	—	—
Net realized gain (loss) on investments and capital gains distributions	—	11	—	—
Net unrealized appreciation (depreciation) of investments	—	235	—	—

Net increase (decrease) in net assets from operations	—	235	—	—
Changes from principal transactions:
Premiums	—	303	—	—
Surrenders and withdrawals	—	(399)	—	—
Cost of insurance and administrative charges	—	(116)	—	—
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	—	4,681	—	—

Increase (decrease) in net assets derived from principal transactions	—	4,469	—	—

Total increase (decrease) in net assets	—	4,704	—	—

Net assets at December 31, 2004	—	4,704	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	—	—
Net realized gain (loss) on investments and capital gains distributions	—	60	1	—
Net unrealized appreciation (depreciation) of investments	1	541	31	—

Net increase (decrease) in net assets from operations	1	602	32	—
Changes from principal transactions:
Premiums	8	601	19	—
Surrenders and withdrawals	—	(283)	—	—
Cost of insurance and administrative charges	(1)	(219)	(13)	—
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	8	(602)	990	7

Increase (decrease) in net assets derived from principal transactions	15	(503)	996	7

Total increase (decrease) in net assets	16	99	1,028	7

Net assets at December 31, 2005	$16	$4,803	$1,028	$7

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Century Large Company Value Portfolio - Initial Class	ING American Century Small Cap Value Portfolio - Initial Class	ING Baron Small Cap Growth Portfolio - Initial Class	ING JPMorgan Mid Cap Value Portfolio - Initial Class

Net Assets at January 1, 2004	$—	$—	$—	$1,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	5
Net realized gain (loss) on investments and capital gains distributions	—	—	—	246
Net unrealized appreciation (depreciation) of investments	—	—	—	404

Net increase (decrease) in net assets from operations	—	—	—	655
Changes from principal transactions:
Premiums	—	—	—	947
Surrenders and withdrawals	—	—	—	(101)
Cost of insurance and administrative charges	—	—	—	(145)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	—	3,681

Increase (decrease) in net assets derived from principal transactions	—	—	—	4,382

Total increase (decrease) in net assets	—	—	—	5,037

Net assets at December 31, 2004	—	—	—	6,176

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	(3)	13
Net realized gain (loss) on investments and capital gains distributions	—	81	2	1,070
Net unrealized appreciation (depreciation) of investments	1	(71)	45	(372)

Net increase (decrease) in net assets from operations	1	12	44	711
Changes from principal transactions:
Premiums	3	166	356	1,682
Surrenders and withdrawals	—	(4)	(3)	(152)
Cost of insurance and administrative charges	(1)	(12)	(24)	(357)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	30	726	1,957	2,054

Increase (decrease) in net assets derived from principal transactions	32	876	2,286	3,227

Total increase (decrease) in net assets	33	888	2,330	3,938

Net assets at December 31, 2005	$33	$888	$2,330	$10,114

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Strategic Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

Net Assets at January 1, 2004	$—	$—	$5,884	$123

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(47)	(1)
Net realized gain (loss) on investments and capital gains distributions	—	—	183	13
Net unrealized appreciation (depreciation) of investments	—	—	168	13

Net increase (decrease) in net assets from operations	—	—	304	25
Changes from principal transactions:
Premiums	—	—	1,270	53
Surrenders and withdrawals	—	—	(4,077)	(20)
Cost of insurance and administrative charges	—	—	(306)	(26)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	3,175	71

Increase (decrease) in net assets derived from principal transactions	—	—	62	78

Total increase (decrease) in net assets	—	—	366	103

Net assets at December 31, 2004	—	—	6,250	226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	110	126	(1)
Net realized gain (loss) on investments and capital gains distributions	106	2	157	35
Net unrealized appreciation (depreciation) of investments	531	(117)	(141)	(5)

Net increase (decrease) in net assets from operations	658	(5)	142	29
Changes from principal transactions:
Premiums	399	227	1,158	52
Surrenders and withdrawals	(68)	(2)	(300)	(5)
Cost of insurance and administrative charges	(129)	(85)	(354)	(25)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	3,171	5,959	2,881	434

Increase (decrease) in net assets derived from principal transactions	3,373	6,099	3,385	456

Total increase (decrease) in net assets	4,031	6,094	3,527	485

Net assets at December 31, 2005	$4,031	$6,094	$9,777	$711

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Initial Class

Net Assets at January 1, 2004	$—	$—	$4,034	$143

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(27)	2
Net realized gain (loss) on investments and capital gains distributions	—	—	349	4
Net unrealized appreciation (depreciation) of investments	—	—	732	49

Net increase (decrease) in net assets from operations	—	—	1,054	55
Changes from principal transactions:
Premiums	—	—	1,449	247
Surrenders and withdrawals	—	—	(170)	(1)
Cost of insurance and administrative charges	—	—	(292)	(51)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	—	—	2,162	484

Increase (decrease) in net assets derived from principal transactions	—	—	3,149	679

Total increase (decrease) in net assets	—	—	4,203	734

Net assets at December 31, 2004	—	—	8,237	877

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(80)	(1)	23	(2)
Net realized gain (loss) on investments and capital gains distributions	298	18	884	23
Net unrealized appreciation (depreciation) of investments	2,829	1	(577)	59

Net increase (decrease) in net assets from operations	3,047	18	330	80
Changes from principal transactions:
Premiums	1,537	1	1,371	139
Surrenders and withdrawals	(1,202)	—	(465)	(53)
Cost of insurance and administrative charges	(616)	(19)	(371)	(66)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	43,047	72	817	175

Increase (decrease) in net assets derived from principal transactions	42,766	54	1,352	195

Total increase (decrease) in net assets	45,813	72	1,682	275

Net assets at December 31, 2005	$45,813	$72	$9,919	$1,152

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Index Plus Large Cap Portfolio - Class I

Net Assets at January 1, 2004	$—	$—	$—	$4,224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	30
Net realized gain (loss) on investments and capital gains distributions	—	—	—	228
Net unrealized appreciation (depreciation) of investments	—	—	1	243

Net increase (decrease) in net assets from operations	—	—	1	501
Changes from principal transactions:
Premiums	—	2	9	936
Surrenders and withdrawals	—	—	—	(71)
Cost of insurance and administrative charges	—	—	—	(231)
Benefit payments	—	—	—	(18)
Transfers between Divisions (including fixed account), net	31	40	42	77

Increase (decrease) in net assets derived from principal transactions	31	42	51	693

Total increase (decrease) in net assets	31	42	52	1,194

Net assets at December 31, 2004	31	42	52	5,418

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	16	1	44
Net realized gain (loss) on investments and capital gains distributions	18	10	(4)	516
Net unrealized appreciation (depreciation) of investments	57	132	2	(340)

Net increase (decrease) in net assets from operations	83	158	(1)	220
Changes from principal transactions:
Premiums	2,416	1,409	19	774
Surrenders and withdrawals	(159)	(123)	—	(585)
Cost of insurance and administrative charges	(46)	(67)	(7)	(264)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	2,111	2,709	69	(610)

Increase (decrease) in net assets derived from principal transactions	4,322	3,928	81	(685)

Total increase (decrease) in net assets	4,405	4,086	80	(465)

Net assets at December 31, 2005	$4,436	$4,128	$132	$4,953

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Index Plus Mid Cap Portfolio - Class I	ING VP Index Plus Small Cap Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP High Yield Bond Portfolio - Class I

Net Assets at January 1, 2004	$7,802	$2,906	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	(13)	—	—
Net realized gain (loss) on investments and capital gains distributions	463	283	—	—
Net unrealized appreciation (depreciation) of investments	1,150	607	—	—

Net increase (decrease) in net assets from operations	1,626	877	—	—
Changes from principal transactions:
Premiums	2,257	803	—	—
Surrenders and withdrawals	(156)	(118)	—	—
Cost of insurance and administrative charges	(432)	(161)	—	—
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	2,472	2,228	—	—

Increase (decrease) in net assets derived from principal transactions	4,141	2,752	—	—

Total increase (decrease) in net assets	5,767	3,629	—	—

Net assets at December 31, 2004	13,569	6,535	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	(17)	(1)	233
Net realized gain (loss) on investments and capital gains distributions	2,620	1,239	—	(7)
Net unrealized appreciation (depreciation) of investments	(897)	(507)	(8)	(136)

Net increase (decrease) in net assets from operations	1,746	715	(9)	90
Changes from principal transactions:
Premiums	2,372	1,039	12	519
Surrenders and withdrawals	(398)	(272)	(2)	(440)
Cost of insurance and administrative charges	(583)	(305)	(6)	(179)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	1,978	2,879	1,916	14,772

Increase (decrease) in net assets derived from principal transactions	3,369	3,341	1,920	14,672

Total increase (decrease) in net assets	5,115	4,056	1,911	14,762

Net assets at December 31, 2005	$18,684	$10,591	$1,911	$14,762

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP MagnaCap Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I	ING VP Real Estate Portfolio - Class S	ING VP SmallCap Opportunities Portfolio - Class I

Net Assets at January 1, 2004	$1,281	$1,404	$—	$2,743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	(5)	—	(16)
Net realized gain (loss) on investments and capital gains distributions	62	187	—	176
Net unrealized appreciation (depreciation) of investments	57	18	—	57

Net increase (decrease) in net assets from operations	135	200	—	217
Changes from principal transactions:
Premiums	218	316	—	639
Surrenders and withdrawals	(14)	(65)	—	(92)
Cost of insurance and administrative charges	(73)	(127)	—	(167)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	304	754	—	338

Increase (decrease) in net assets derived from principal transactions	435	878	—	718

Total increase (decrease) in net assets	570	1,078	—	935

Net assets at December 31, 2004	1,851	2,482	—	3,678

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	(9)	161	(19)
Net realized gain (loss) on investments and capital gains distributions	404	191	8	126
Net unrealized appreciation (depreciation) of investments	(284)	37	610	230

Net increase (decrease) in net assets from operations	134	219	779	337
Changes from principal transactions:
Premiums	169	299	579	462
Surrenders and withdrawals	(50)	(130)	(307)	(163)
Cost of insurance and administrative charges	(70)	(207)	(180)	(230)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	(2,034)	46	13,269	(457)

Increase (decrease) in net assets derived from principal transactions	(1,985)	8	13,361	(388)

Total increase (decrease) in net assets	(1,851)	227	14,140	(51)

Net assets at December 31, 2005	$—	$2,709	$14,140	$3,627

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Intermediate Bond Portfolio - Class I	Janus Aspen Series International Growth Portfolio - Service Shares	Janus Aspen Series Mid Cap Growth Portfolio - Service Shares	Janus Aspen Series Worldwide Growth Portfolio - Service Shares

Net Assets at January 1, 2004	$5,775	$6,883	$2,203	$3,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	570	23	(15)	13
Net realized gain (loss) on investments and capital gains distributions	258	1,288	49	(86)
Net unrealized appreciation (depreciation) of investments	(540)	(261)	435	187

Net increase (decrease) in net assets from operations	288	1,050	469	114
Changes from principal transactions:
Premiums	2,444	1,195	378	634
Surrenders and withdrawals	(543)	(523)	(99)	(338)
Cost of insurance and administrative charges	(421)	(339)	(141)	(184)
Benefit payments	(8)	—	—	—
Transfers between Divisions (including fixed account), net	1,170	(998)	178	(583)

Increase (decrease) in net assets derived from principal transactions	2,642	(665)	316	(471)

Total increase (decrease) in net assets	2,930	385	785	(357)

Net assets at December 31, 2004	8,705	7,268	2,988	3,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	567	26	(6)	(6)
Net realized gain (loss) on investments and capital gains distributions	(43)	2,554	517	353
Net unrealized appreciation (depreciation) of investments	(234)	(1,140)	(730)	(490)

Net increase (decrease) in net assets from operations	290	1,440	(219)	(143)
Changes from principal transactions:
Premiums	2,993	702	114	176
Surrenders and withdrawals	(362)	(244)	(79)	(118)
Cost of insurance and administrative charges	(596)	(291)	(48)	(60)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	5,221	(8,875)	(2,756)	(3,304)

Increase (decrease) in net assets derived from principal transactions	7,256	(8,708)	(2,769)	(3,306)

Total increase (decrease) in net assets	7,546	(7,268)	(2,988)	(3,449)

Net assets at December 31, 2005	$16,251	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Brandes International Equity Fund	Business Opportunity Value Fund	Frontier Capital Appreciation Fund	Turner Core Growth Fund

Net Assets at January 1, 2004	$8,330	$1,103	$5,926	$1,538

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	2	(40)	(7)
Net realized gain (loss) on investments and capital gains distributions	847	74	906	118
Net unrealized appreciation (depreciation) of investments	1,187	185	(423)	133

Net increase (decrease) in net assets from operations	2,085	261	443	244
Changes from principal transactions:
Premiums	1,116	263	609	262
Surrenders and withdrawals	(464)	(21)	(394)	(98)
Cost of insurance and administrative charges	(393)	(68)	(207)	(134)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	907	405	449	840

Increase (decrease) in net assets derived from principal transactions	1,166	579	457	870

Total increase (decrease) in net assets	3,251	840	900	1,114

Net assets at December 31, 2004	11,581	1,943	6,826	2,652

Increase (decrease) in net assets
Operations:
Net investment income (loss)	105	1	(60)	(6)
Net realized gain (loss) on investments and capital gains distributions	1,281	373	1,259	276
Net unrealized appreciation (depreciation) of investments	(26)	(167)	(282)	50

Net increase (decrease) in net assets from operations	1,360	207	917	320
Changes from principal transactions:
Premiums	1,150	238	567	235
Surrenders and withdrawals	(334)	(12)	(220)	(22)
Cost of insurance and administrative charges	(489)	(130)	(232)	(167)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	1,630	661	(243)	88

Increase (decrease) in net assets derived from principal transactions	1,957	757	(128)	134

Total increase (decrease) in net assets	3,317	964	789	454

Net assets at December 31, 2005	$14,898	$2,907	$7,615	$3,106

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Neuberger Berman AMT Growth Portfolio® - Class I	Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	Neuberger Berman AMT Socially Responsive Portfolio® - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I

Net Assets at January 1, 2004	$14,408	$30,686	$—	$7,115

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(100)	804	—	(29)
Net realized gain (loss) on investments and capital gains distributions	(433)	43	—	794
Net unrealized appreciation (depreciation) of investments	2,567	(802)	—	1,589

Net increase (decrease) in net assets from operations	2,034	45	—	2,354
Changes from principal transactions:
Premiums	1,598	2,782	—	2,918
Surrenders and withdrawals	(1,277)	(3,723)	—	(147)
Cost of insurance and administrative charges	(603)	(1,262)	—	(494)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	(2,669)	(713)	—	4,473

Increase (decrease) in net assets derived from principal transactions	(2,951)	(2,916)	—	6,750

Total increase (decrease) in net assets	(917)	(2,871)	—	9,104

Net assets at December 31, 2004	13,491	27,815	—	16,219

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(95)	536	—	(22)
Net realized gain (loss) on investments and capital gains distributions	359	(234)	—	2,991
Net unrealized appreciation (depreciation) of investments	1,426	(99)	2	(2,344)

Net increase (decrease) in net assets from operations	1,690	203	2	625
Changes from principal transactions:
Premiums	1,342	2,412	18	981
Surrenders and withdrawals	(798)	(2,728)	—	(161)
Cost of insurance and administrative charges	(575)	(1,163)	(1)	(523)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	(275)	(3,223)	28	(17,141)

Increase (decrease) in net assets derived from principal transactions	(306)	(4,702)	45	(16,844)

Total increase (decrease) in net assets	1,384	(4,499)	47	(16,219)

Net assets at December 31, 2005	$14,875	$23,316	$47	$—

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Pioneer Small Cap Value VCT Portfolio - Class I	Putnam VT Growth and Income Fund - Class IB Shares	Putnam VT New Opportunities Fund - Class IB Shares	Putnam VT Small Cap Value Fund - Class IB Shares

Net Assets at January 1, 2004	$2,455	$5,300	$776	$15,925

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	54	(8)	(37)
Net realized gain (loss) on investments and capital gains distributions	219	128	(12)	1,711
Net unrealized appreciation (depreciation) of investments	608	454	261	2,329

Net increase (decrease) in net assets from operations	807	636	241	4,003
Changes from principal transactions:
Premiums	843	1,036	84	2,880
Surrenders and withdrawals	(79)	(314)	(32)	(1,311)
Cost of insurance and administrative charges	(170)	(297)	(99)	(893)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	1,612	787	2,225	323

Increase (decrease) in net assets derived from principal transactions	2,206	1,212	2,178	999

Total increase (decrease) in net assets	3,013	1,848	2,419	5,002

Net assets at December 31, 2004	5,468	7,148	3,195	20,927

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	88	(4)	1,010
Net realized gain (loss) on investments and capital gains distributions	983	1,379	385	2,263
Net unrealized appreciation (depreciation) of investments	(236)	(1,365)	(380)	(2,047)

Net increase (decrease) in net assets from operations	716	102	1	1,226
Changes from principal transactions:
Premiums	751	709	55	2,153
Surrenders and withdrawals	(215)	(106)	(22)	(1,437)
Cost of insurance and administrative charges	(232)	(229)	(80)	(966)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	(120)	(7,624)	(3,149)	(2,245)

Increase (decrease) in net assets derived from principal transactions	184	(7,250)	(3,196)	(2,495)

Total increase (decrease) in net assets	900	(7,148)	(3,195)	(1,269)

Net assets at December 31, 2005	$6,368	$—	$—	$19,658

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Putnam VT Voyager Fund - Class IB Shares	Van Eck Worldwide Bond Fund	Van Eck Worldwide Emerging Markets Fund	Van Eck Worldwide Hard Assets Fund

Net Assets at January 1, 2004	$1,455	$5,371	$10,998	$7,224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	432	(5)	(14)
Net realized gain (loss) on investments and capital gains distributions	97	138	1,944	1,233
Net unrealized appreciation (depreciation) of investments	(22)	(197)	731	94

Net increase (decrease) in net assets from operations	72	373	2,670	1,313
Changes from principal transactions:
Premiums	288	695	1,414	476
Surrenders and withdrawals	(26)	(255)	(486)	(117)
Cost of insurance and administrative charges	(80)	(306)	(454)	(230)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	(135)	(630)	115	(307)

Increase (decrease) in net assets derived from principal transactions	47	(496)	589	(178)

Total increase (decrease) in net assets	119	(123)	3,259	1,135

Net assets at December 31, 2004	1,574	5,248	14,257	8,359

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	360	27	(30)
Net realized gain (loss) on investments and capital gains distributions	202	(173)	1,703	1,705
Net unrealized appreciation (depreciation) of investments	(196)	(333)	3,019	2,276

Net increase (decrease) in net assets from operations	11	(146)	4,749	3,951
Changes from principal transactions:
Premiums	108	580	1,558	647
Surrenders and withdrawals	(111)	(86)	(764)	(310)
Cost of insurance and administrative charges	(55)	(213)	(611)	(330)
Benefit payments	—	—	—	—
Transfers between Divisions (including fixed account), net	(1,527)	(5,383)	2,240	1,481

Increase (decrease) in net assets derived from principal transactions	(1,585)	(5,102)	2,423	1,488

Total increase (decrease) in net assets	(1,574)	(5,248)	7,172	5,439

Net assets at December 31, 2005	$—	$—	$21,429	$13,798

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

Van Eck Worldwide Real Estate Fund

Net Assets at January 1, 2004	$6,614

Increase (decrease) in net assets
Operations:
Net investment income (loss)	65
Net realized gain (loss) on investments and capital gains distributions	683
Net unrealized appreciation (depreciation) of investments	1,868

Net increase (decrease) in net assets from operations	2,616
Changes from principal transactions:
Premiums	1,468
Surrenders and withdrawals	(390)
Cost of insurance and administrative charges	(396)
Benefit payments	—
Transfers between Divisions (including fixed account), net	1,379

Increase (decrease) in net assets derived from principal transactions	2,061

Total increase (decrease) in net assets	4,677

Net assets at December 31, 2004	11,291

Increase (decrease) in net assets
Operations:
Net investment income (loss)	193
Net realized gain (loss) on investments and capital gains distributions	3,771
Net unrealized appreciation (depreciation) of investments	(3,041)

Net increase (decrease) in net assets from operations	923
Changes from principal transactions:
Premiums	941
Surrenders and withdrawals	(282)
Cost of insurance and administrative charges	(407)
Benefit payments	—
Transfers between Divisions (including fixed account), net	(12,466)

Increase (decrease) in net assets derived from principal transactions	(12,214)

Total increase (decrease) in net assets	(11,291)

Net assets at December 31, 2005	$—

The accompanying notes are an integral part of these financial statements.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

1.	Organization

Security Life of Denver Insurance Company Separate Account L1 (the “Account”) was established on November 3, 1993, by Security Life of Denver Insurance Company (“SLD” or the “Company”) to support the operations of variable universal life policies (“Policies”). The Company is a wholly owned subsidiary of ING America Insurance Holdings (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account supports the operations of the FirstLine Variable Universal Life, FirstLine II Variable Universal Life, Strategic Advantage Variable Universal Life, Strategic Advantage II Variable Universal Life, Variable Survivorship Universal Life, Corporate Benefits Variable Universal Life, Strategic Benefits Variable Universal Life, Asset Portfolio Manager Variable Universal Life, and Estate Designer Variable Universal Life, Asset Accumulator Variable Universal Life, and ING Corporate Advantage Variable Universal Life policies (collectively, “Policies”) offered by the Company.

The Account is organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Policies allow the contractowners to specify the allocation of their net premiums to the various funds. They can also transfer their account values among the funds. The Policies also provide the contractowners the option to allocate their net premiums or transfer their account values to a Guaranteed Interest Account (“GIA”) in the Company’s general account. The GIA guarantees a fixed rate of interest to the contractowner, and is not included in the Account’s financial statements. The Account may be used to support other variable life policies as they are offered by the Company.

The assets of the Account are property of the Company. However, the portion of the Account’s assets attributable to the Policies cannot be used to satisfy liabilities arising out of any other operations of the Company.

At December 31, 2005, the Account had, 81 investment divisions (the “Divisions”) 26 of which invest in independently managed mutual funds and 55 of which invest in mutual funds managed by an affiliate, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated Fund (“Fund”) of various investment trusts (the “Trusts”).

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

          Investment Divisions with asset balances at December 31, 2005, and related Trusts are as follows:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Core Stock Fund - Series I Shares	ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
AIM V.I. Government Securities Fund - Series I Shares	ING T. Rowe Price Equity Income Portfolio - Institutional Class
American Funds Insurance Series:	ING UBS U.S. Allocation Portfolio - Service Class**
American Funds Insurance Series® Growth Fund - Class 2	ING Van Kampen Equity Growth Portfolio - Institutional Class*
American Funds Insurance Series® Growth Income Fund - Class 2	ING Van Kampen Growth and Income Portfolio - Service Class**
American Funds Insurance Series® International Fund - Class 2	ING VP Index Plus International Equity Portfolio - Service Class**
Fidelity® Variable Insurance Products:	ING Partners, Inc.:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	ING American Century Large Company Value Portfolio - Initial Class**
Fidelity® VIP Asset ManagerSM Portfolio – Service Class	ING American Century Small Cap Value Portfolio - Initial Class**
Fidelity® VIP Contrafund® Portfolio – Service Class**	ING Baron Small Cap Growth Portfolio - Initial Class**
Fidelity® VIP Equity-Income Portfolio - Service Class**	ING JPMorgan Mid Cap Value - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Initial Class**
Fidelity® VIP Growth Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Service Class**
Fidelity® VIP High Income Portfolio - Service Class**	ING PIMCO Total Return Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class**	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class**
Fidelity® VIP Overseas Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class**
ING Investors Trust:	ING Van Kampen Comstock Portfolio - Initial Class
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class**	ING Van Kampen Equity and Income Portfolio - Initial Class
ING Evergreen Health Sciences Portfolio - Class S**	ING Strategic Allocation Portfolio, Inc.:
ING Evergreen Omega Portfolio - Institutional Class**	ING VP Strategic Allocation Balanced Portfolio - Class I*
ING FMRSM Diversified Mid Cap Portfolio -Service Class**	ING VP Strategic Allocation Growth Portfolio - Class I*
ING FMRSM Earnings Growth Portfolio - Institutional Class**	ING VP Strategic Allocation Income Portfolio - Class I*
ING Global Resources Portfolio - Institutional Class	ING Variable Portfolios, Inc.:
ING JPMorgan Small Cap Equity Portfolio - Institutional Class*	ING VP Index Plus Large Cap Portfolio - Class I
ING JPMorgan Value Opportunities Portfolio - Service Class**	ING VP Index Plus Mid Cap Portfolio - Class I
ING Julius Baer Foreign Portfolio - Institutional Class**	ING VP Index Plus Small Cap Portfolio - Class I
ING Legg Mason Value Portfolio - Institutional Class*	ING VP Value Opportunity Portfolio - Class I**
ING Limited Maturity Bond Portfolio - Service Class	ING Variable Products Trust:
ING Liquid Assets Portfolio - Institutional Class*	ING VP High Yield Bond Portfolio - Class I**
ING Liquid Assets Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class I
ING Lord Abbett Affiliated Portfolio - Institutional Class	ING VP Real Estate Portfolio - Class S**
ING Marsico Growth Portfolio - Institutional Class	ING VP SmallCap Opportunities Portfolio - Class I
ING Marsico International Opportunities Portfolio - Service Class**	ING VP Intermediate Bond Portfolio:
ING Mercury Large Cap Growth Portfolio - Service Class**	ING VP Intermediate Bond Portfolio - Class I
ING Mercury Large Cap Value Portfolio - Institutional Class*	M Fund, Inc:
ING MFS Mid Cap Growth Portfolio - Institutional Class	Brandes International Equity Fund
ING MFS Total Return Portfolio - Institutional Class	Business Opportunity Value Fund
ING MFS Utilities Portfolio - Service Class**	Frontier Capital Appreciation Fund
ING Oppenheimer Main Street Portfolio® - Institutional Class	Turner Core Growth Fund
ING Pioneer Fund Portfolio - Service Class**
ING Pioneer Mid-Cap Value Portfolio - Class I**
ING Stock Index Portfolio - Institutional Class*

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Neuberger Berman Advisers Management Trust:	Putnam Variable Trust:
Neuberger Berman AMT Growth Portfolio® - Class I	Putnam VT Small Cap Value Fund - Class IB Shares
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	Van Eck Worldwide Insurance Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I**	Van Eck Worldwide Emerging Markets Fund Van Eck Worldwide Hard Assets Fund
Pioneer Variable Contracts Trust:	* Division added in 2004
Pioneer Small Cap Value VCT Portfolio - Class I	** Division added in 2005

The names of certain Divisions were changed during 2005. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

ING AllianceBernstein Mid-Cap Growth Portfolio - Institutional Class	ING Alliance Mid-Cap Growth Portfolio - Class I
ING Global Resources Portfolio - Institutional Class	ING Hard Assets Portfolio - Institutional Class
ING Lord Abbett Affiliated Portfolio - Institutional Class	ING Salomon Brothers Investors Portfolio - Institutional Class
ING Mercury Large Cap Value Portfolio - Institutional Class	ING Mercury Focus Value Portfolio - Institutional Class

During 2005, the following Divisions were closed to contractowners:

AIM V.I. Capital Appreciation Fund - Series I Shares	Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
AIM V.I. Health Sciences Fund - Series I Shares	Janus Aspen Series Worldwide Growth Portfolio - Service Shares
AIM V.I. High Yield Fund - Series I Shares	Pioneer Mid-Cap Value VCT Portfolio - Class I
AIM V.I. Small Company Growth Fund - Series I Shares	Putnam VT Growth and Income Fund - Class IB Shares
AIM V.I. Total Return Fund - Series I Shares	Putnam VT New Opportunities Fund - Class IB Shares
AIM V.I. Utilities Fund - Series I Shares	Putnam VT Voyager Fund - Class IB Shares
Alger American Growth Portfolio - Class O	Van Eck Worldwide Bond Fund
Alger American Leveraged AllCap Portfolio - Class O	Van Eck Worldwide Real Estate Fund
Alger American MidCap Growth Portfolio - Class O
ING AIM Mid Cap Growth Portfolio - Service Class
ING VP MagnaCap Portfolio - Class I
Janus Aspen Series International Growth Portfolio - Service Shares

The following Divisions were offered during 2005, but had no investments as of December 31, 2005:

ING American Century Select Portfolio - Initial Class
ING FMRSM Earnings Growth Portfolio - Service Class
ING Fundamental Research Portfolio - Initial Class
ING MarketPro Portfolio - Class I
ING MarketStyle Growth Portfolio - Class I
ING MarketStyle Moderate Growth Portfolio - Class I
ING MarketStyle Moderate Portfolio - Class I

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the date the order to buy or sell is confirmed. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund of the Trusts are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of SLD, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of SLD.

Contractowner Reserves

Contractowner reserves of the Company are represented by net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions less payables. To the extent that benefits to be paid to the contractowners exceed their account values, SLD will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to SLD.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

3.	Charges and Fees

Under the terms of the Policies, certain charges are allocated to the Policies to cover SLD’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Mortality, Expense Risk, and Other Charges

For FirstLine, FirstLine II, Strategic Advantage, Strategic Advantage II, Variable Survivorship, Estate Designer Policies, and Strategic Investor (Class A Policies), charges are made directly against the assets of the Account Divisions and are reflected daily in the computation of the unit values of the Divisions. A daily deduction, at an annual rate of up to 0.75% of the daily asset value of the Separate Account Divisions, is charged to the Account for mortality and expense risks assumed by the Company.

For the Corporate Benefits, Corporate Advantage, Strategic Benefits, Asset Portfolio Manager, and Asset Accumulator Policies (Class B Policies), mortality and expense charges result in the redemption of units rather than a deduction in the daily computation of unit values.

For Corporate Benefits Policies, a monthly deduction, at an annual rate of 0.20% of the contractowner account value, is charged. For Corporate Advantage Policies, a monthly deduction, at an annual rate of 0.10% of the contractowner account value, is charged. For Strategic Benefits Policies, a monthly deduction, at an annual rate of 0.85%, 0.60%, and 0.05%, of the contractowner account value, is charged during policy years 1 through 10, 11 through 20, and 21 and later, respectively. For Asset Portfolio Manager Policies, a monthly deduction, at an annual rate of 0.90% and 0.45% of the contractowner account value, is charged during policy years 1 through 10 and 11 through 20, respectively. There is no mortality and expense charge after year 20 for Asset Portfolio Manager Policies. For Asset Accumulator Policies, a monthly deduction, at an annual rate of 0.45% and 0.30% of the contractowner account value, is charged during policy years 1 through 5 and 6 through 10, respectively. There is no mortality and expense charge after year 10 for Asset Accumulator Policies.

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

4.	Related Party Transactions

During the year ended December 31, 2005, management and service fees were paid indirectly to Direct Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for fees at annual rates ranging from 0.26% to 0.91% of the average net assets of each respective Portfolio.

Management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment advisor to ING Variable Products Trust, ING VP Intermediate Bond Portfolio, ING Strategic Allocation Portfolio, Inc., and ING Variable Portfolios, Inc. The Fund’s advisory agreement provides for fees at annual rates ranging from 0.35% to 0.80% of the average net assets of each respective Portfolio.

Additionally, management fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment advisor to ING Partners, Inc. The Funds’ advisory agreement provides for fees at annual rates range from 0.50% to 1.00% of the average net assets of each respective Portfolio.

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

5.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year Ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$574	$12,889	$1,650	$1,483
AIM V.I. Core Stock Fund - Series I Shares	1,344	3,683	2,665	7,081
AIM V.I. Government Securities Fund - Series I Shares	3,488	5,444	4,951	10,498
AIM V.I. Health Sciences Fund - Series I Shares	474	1,837	2,965	2,358
AIM V.I. High Yield Fund - Series I Shares	24,970	53,379	37,916	11,557
AIM V.I. Small Company Growth Fund - Series I Shares	640	15,788	2,081	2,834
AIM V.I. Total Return Fund - Series I Shares	1,030	10,067	833	2,271
AIM V.I. Utilities Fund - Series I Shares	2,469	15,818	4,455	4,188
Alger American Funds:
Alger American Growth Portfolio - Class O	5,250	51,253	4,840	8,412
Alger American Leveraged AllCap Portfolio - Class O	664	21,255	3,404	3,771
Alger American MidCap Growth Portfolio - Class O	5,489	50,023	4,809	10,493
American Funds Insurance Series:
American Funds Insurance Series®- Growth Fund - Class 2	12,731	3,098	14,665	541
American Funds Insurance Series®- Growth Income Fund - Class 2	6,945	2,784	10,811	1,658
American Funds Insurance Series®- International Fund - Class 2	9,939	1,772	10,364	652
Fidelity Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	1,686	4,344	2,781	4,101
Fidelity® VIP Asset ManagerSM Portfolio - Service Class	590	542	799	247
Fidelity® VIP Contrafund® Portfolio - Service Class	1,969	43	—	—
Fidelity® VIP Equity-Income Portfolio - Service Class	105	1	—	—
Fidelity® VIP Growth Portfolio - Initial Class	6,388	13,483	7,951	13,674
Fidelity® VIP Growth Portfolio - Service Class	941	1,031	1,597	911
Fidelity® VIP High Income Portfolio - Service Class	22,284	10,851	—	—
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	487	41	—	—
Fidelity® VIP Overseas Portfolio - Initial Class	3,190	11,420	8,062	10,595
Fidelity® VIP Overseas Portfolio - Service Class	1,012	1,177	1,731	627
ING Investors Trust:
ING AIM Mid Cap Growth Portfolio - Service Class	371	376	—	—
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	4,528	598	—	—
ING Evergreen Health Sciences Portfolio - Class S	2,205	197	—	—
ING Evergreen Omega Portfolio - Institutional Class	34,026	1,279	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	65	—	—	—
ING FMRSM Earnings Growth Portfolio - Institutional Class	45,210	3,439	—	—
ING Global Resources Portfolio - Institutional Class	2,884	1,519	1,849	532
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	26,191	14,298	28,222	9,135
ING JPMorgan Value Opportunities Portfolio - Service Class	7,088	351	—	—
ING Julius Baer Foreign Portfolio - Institutional Class	2,471	160	—	—
ING Legg Mason Value Portfolio - Institutional Class	1,370	994	1,508	29

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

	Year Ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Limited Maturity Bond Portfolio - Service Class	$1,899	$273	$1,131	$158
ING Liquid Assets Portfolio - Institutional Class	127,652	123,544	109,422	51,366
ING Liquid Assets Portfolio - Service Class	48,772	34,338	28,890	29,069
ING Lord Abbett Affiliated Portfolio - Institutional Class	358	374	939	204
ING Marsico Growth Portfolio - Institutional Class	5,751	4,650	2,330	1,376
ING Marsico International Opportunities Portfolio - Service Class	14,258	2,566	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	177	170	—	—
ING Mercury Large Cap Value Portfolio - Institutional Class	3,052	6,309	34,564	7,265
ING MFS Mid Cap Growth Portfolio - Institutional Class	1,809	801	2,202	1,374
ING MFS Total Return Portfolio - Institutional Class	4,110	1,659	2,284	702
ING MFS Utilities Portfolio - Service Class	14,264	2,658	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	82	30	16	22
ING Pioneer Fund Portfolio - Service Class	86	2	—	—
ING Pioneer Mid Cap Value Portfolio - Class I	18,330	3,109	—	—
ING Stock Index Portfolio - Institutional Class	17,395	28,380	219,854	12,192
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	10,369	6,134	9,402	2,519
ING T. Rowe Price Equity Income Portfolio - Institutional Class	5,128	2,387	7,393	489
ING UBS U.S. Allocation Portfolio - Service Class	16	1	—	—
ING Van Kampen Equity Growth Portfolio - Institutional Class	942	1,443	5,878	1,398
ING Van Kampen Growth and Income Portfolio - Service Class	1,013	17	—	—
ING VP Index Plus International Equity Portfolio - Service Class	7	—	—	—
ING Partners Inc.:
ING American Century Large Company Value Portfolio - Initial Class	33	1	—	—
ING American Century Small Cap Value Portfolio - Initial Class	975	16	—	—
ING Baron Small Cap Growth Portfolio - Initial Class	2,438	156	—	—
ING JPMorgan Mid Cap Value Portfolio - Initial Class	6,016	2,078	4,975	410
ING Oppenheimer Global Portfolio - Initial Class	3,838	377	—	—
ING Oppenheimer Strategic Income Portfolio - Service Class	7,253	1,044	—	—
ING PIMCO Total Return Portfolio - Initial Class	6,733	3,104	4,920	4,817
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	752	297	480	403
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	46,272	3,540	—	—
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	2,599	2,546	—	—
ING Van Kampen Comstock Portfolio - Initial Class	4,151	2,417	4,452	1,298
ING Van Kampen Equity and Income Portfolio - Initial Class	399	206	1,287	606
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	4,733	403	31	—
ING VP Strategic Allocation Growth Portfolio - Class I	4,590	646	51	—
ING VP Strategic Allocation Income Portfolio - Class I	730	647	42	—
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	1,818	2,460	1,723	1,000
ING VP Index Plus MidCap Portfolio - Class I	9,205	4,679	6,080	1,926
ING VP Index Plus SmallCap Portfolio - Class I	6,241	2,462	3,599	837
ING VP Value Opportunity Portfolio - Class I	1,923	3	—	—

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

	Year Ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	$15,324	$653	$—	$—
ING VP MagnaCap Portfolio - Class I	463	2,256	830	379
ING VP MidCap Opportunities Portfolio - Class I	6,710	6,710	1,588	715
ING VP Real Estate Portfolio - Class S	14,324	802	—	—
ING VP SmallCap Opportunities Portfolio - Class I	7,106	7,513	8,871	8,169
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	10,199	2,313	5,530	2,021
Janus Aspen Series:
Janus Aspen Series International Growth Portfolio - Service Shares	6,878	15,561	4,065	4,707
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares	144	2,919	794	493
Janus Aspen Series Worldwide Growth Portfolio - Service Shares	146	3,458	618	1,076
M Fund, Inc.:
Brandes International Equity Fund	4,050	1,190	3,169	1,392
Business Opportunity Value Fund	1,382	392	802	209
Frontier Capital Appreciation Fund	2,052	1,661	3,010	2,593
Turner Core Growth Fund	2,415	2,287	1,673	810
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I	1,508	1,909	1,336	4,387
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	2,480	6,645	5,122	7,234
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	48	3	—	—
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT Portfolio - Class I	5,309	21,201	10,957	4,130
Pioneer Small Cap Value VCT Portfolio - Class I	4,410	4,071	3,199	1,013
Putnam Variable Trust:
Putnam VT Growth and Income Fund - Class IB Shares	836	7,997	2,173	907
Putnam VT New Opportunities Fund - Class IB Shares	48	3,248	6,650	4,480
Putnam VT Small Cap Value Fund - Class IB Shares	3,477	4,962	6,708	5,746
Putnam VT Voyager Fund - Class IB Shares	715	2,296	573	529
Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond Fund	2,102	6,844	3,216	3,280
Van Eck Worldwide Emerging Markets Fund	6,006	3,557	5,950	5,366
Van Eck Worldwide Hard Assets Fund	8,038	6,580	5,318	5,510
Van Eck Worldwide Real Estate Fund	3,043	14,951	5,069	2,943

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

6.	Changes in Units

The changes in units outstanding were as follows:

	Year Ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	306,395	1,384,712	(1,078,317)	276,577	244,823	31,754
AIM V.I. Core Stock Fund - Series I Shares	176,758	263,190	(86,432)	274,013	436,882	(162,869)
AIM V.I. Government Securities Fund - Series I Shares	370,932	559,678	(188,746)	508,780	985,161	(476,381)
AIM V.I. Health Sciences Fund - Series I Shares	47,987	161,010	(113,023)	288,063	235,715	52,348
AIM V.I. High Yield Fund - Series I Shares	3,727,723	6,305,334	(2,577,611)	3,837,136	1,259,525	2,577,611
AIM V.I. Small Company Growth Fund - Series I Shares	1,128,032	2,190,140	(1,062,108)	306,032	344,781	(38,749)
AIM V.I. Total Return Fund - Series I Shares	80,950	629,153	(548,203)	96,766	187,998	(91,232)
AIM V.I. Utilities Fund - Series I Shares	497,100	1,214,371	(717,271)	461,572	437,243	24,329
Alger American Funds:
Alger American Growth Portfolio - Class O	2,038,145	4,219,259	(2,181,114)	591,824	671,891	(80,067)
Alger American Leveraged AllCap Portfolio - Class O	83,431	871,170	(787,739)	340,186	254,417	85,769
Alger American MidCap Growth Portfolio - Class O	1,719,809	3,262,168	(1,542,359)	493,625	575,504	(81,879)
American Funds Insurance Series:
American Funds Insurance Series®- Growth Fund - Class 2	1,060,764	421,320	639,444	1,200,423	144,190	1,056,233
American Funds Insurance Series®- Growth Income Fund - Class 2	587,035	310,499	276,536	876,122	197,178	678,944
American Funds Insurance Series®- International Fund - Class 2	677,748	213,655	464,093	758,686	104,417	654,269
Fidelity Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	117,611	278,860	(161,249)	191,330	284,461	(93,131)
Fidelity® VIP Asset ManagerSM Portfolio - Service Class	57,130	56,742	388	79,981	32,070	47,911
Fidelity® VIP Contrafund® Portfolio - Service Class	179,007	9,457	169,550	—	—	—
Fidelity® VIP Equity-Income Portfolio - Service Class	9,809	144	9,665	—	—	—
Fidelity® VIP Growth Portfolio - Initial Class	459,720	770,861	(311,141)	603,249	825,394	(222,145)
Fidelity® VIP Growth Portfolio - Service Class	150,913	164,171	(13,258)	237,816	149,263	88,553
Fidelity® VIP High Income Portfolio - Service Class	2,119,433	1,056,342	1,063,091	—	—	—
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	49,391	5,434	43,957	—	—	—

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

	Year Ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Fidelity Variable Insurance Products (continued):
Fidelity® VIP Overseas Portfolio - Initial Class	347,780	859,553	(511,773)	800,926	979,623	(178,697)
Fidelity® VIP Overseas Portfolio - Service Class	125,372	141,752	(16,380)	221,133	98,863	122,270
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class	369,226	50,400	318,826	—	—	—
ING Evergreen Health Sciences Portfolio - Class S	199,638	19,442	180,196	—	—	—
ING Evergreen Omega Portfolio - Institutional Class	3,141,898	199,421	2,942,477	—	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	6,388	27	6,361	—	—	—
ING FMRSM Earnings Growth Portfolio - Institutional Class	4,464,173	422,791	4,041,382	—	—	—
ING Global Resources Portfolio - Institutional Class	167,491	102,267	65,224	137,713	45,486	92,227
ING JPMorgan Small Cap Equity Portfolio - Institutional Class	2,215,621	1,398,682	816,939	2,799,236	957,685	1,841,551
ING JPMorgan Value Opportunities Portfolio - Service Class	687,560	44,245	643,315	—	—	—
ING Julius Baer Foreign Portfolio - Institutional Class	216,392	18,675	197,717	—	—	—
ING Legg Mason Value Portfolio - Institutional Class	136,757	103,473	33,284	149,780	3,787	145,993
ING Limited Maturity Bond Portfolio - Service Class	155,526	26,643	128,883	80,879	13,534	67,345
ING Liquid Assets Portfolio - Institutional Class	13,640,075	13,363,703	276,372	11,569,986	5,787,471	5,782,515
ING Liquid Assets Portfolio - Service Class	5,697,210	4,534,434	1,162,776	4,695,648	4,728,374	(32,726)
ING Lord Abbett Affiliated Portfolio - Institutional Class	26,163	27,207	(1,044)	70,313	16,670	53,643
ING Marsico Growth Portfolio - Institutional Class	558,675	463,019	95,656	290,477	188,657	101,820
ING Marsico International Opportunities Portfolio - Service Class	1,275,577	258,178	1,017,399	—	—	—
ING Mercury Large Cap Growth Portfolio - Service Class	32,272	31,301	971	—	—	—
ING Mercury Large Cap Value Portfolio - Institutional Class	450,146	739,400	(289,254)	3,312,315	780,640	2,531,675
ING MFS Mid Cap Growth Portfolio - Institutional Class	254,755	131,928	122,827	299,385	198,782	100,603
ING MFS Total Return Portfolio - Institutional Class	308,212	142,402	165,810	194,336	71,281	123,055
ING MFS Utilities Portfolio - Service Class	1,241,662	255,356	986,306	—	—	—
ING Oppenheimer Main Street Portfolio® - Institutional Class	8,628	3,217	5,411	—	—	—
ING Pioneer Fund Portfolio - Service Class	8,009	213	7,796	—	—	—
ING Pioneer Mid Cap Value Portfolio - Class I	1,816,700	384,375	1,432,325	—	—	—
ING Stock Index Portfolio - Institutional Class	3,108,373	3,952,786	(844,413)	22,144,352	2,105,757	20,038,595
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	798,828	629,836	168,992	829,881	373,831	456,050

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

	Year Ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust (continued):
ING T. Rowe Price Equity Income Portfolio - Institutional Class	411,358	240,660	170,698	602,874	87,714	515,160
ING UBS U.S. Allocation Portfolio - Service Class	1,534	105	1,429	—	—	—
ING Van Kampen Equity Growth Portfolio - Institutional Class	115,808	164,680	(48,872)	598,337	158,618	439,719
ING Van Kampen Growth and Income Portfolio - Service Class	93,895	2,206	91,689	—	—	—
ING VP Index Plus International Equity Portfolio - Service Class	671	—	671	—	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class	3,235	110	3,125	—	—	—
ING American Century Small Cap Value Portfolio - Initial Class	80,707	2,994	77,713	—	—	—
ING Baron Small Cap Growth Portfolio - Initial Class	231,451	21,858	209,593	—	—	—
ING JPMorgan Mid Cap Value Portfolio - Initial Class	387,207	181,550	205,657	365,739	52,516	313,223
ING Oppenheimer Global Portfolio - Initial Class	387,774	53,271	334,503	—	—	—
ING Oppenheimer Strategic Income Portfolio - Service Class	714,401	113,950	600,451	—	—	—
ING PIMCO Total Return Portfolio - Initial Class	674,602	359,558	315,044	516,489	504,981	11,508
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	51,280	21,403	29,877	38,205	31,682	6,523
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	4,332,120	433,376	3,898,744	—	—	—
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	495,648	489,288	6,360	—	—	—
ING Van Kampen Comstock Portfolio - Initial Class	378,785	270,086	108,699	451,478	171,003	280,475
ING Van Kampen Equity and Income Portfolio - Initial Class	38,226	20,579	17,647	130,095	64,748	65,347
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	432,300	40,988	391,312	2,881	1	2,880
ING VP Strategic Allocation Growth Portfolio - Class I	429,172	79,024	350,148	3,821	2	3,819
ING VP Strategic Allocation Income Portfolio - Class I	70,002	62,719	7,283	4,975	32	4,943
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	183,486	246,108	(62,622)	196,105	126,678	69,427
ING VP Index Plus MidCap Portfolio - Class I	677,855	418,623	259,232	579,713	225,195	354,518
ING VP Index Plus SmallCap Portfolio - Class I	466,907	217,204	249,703	328,838	105,581	223,257
ING VP Value Opportunity Portfolio - Class I	193,244	854	192,390	—	—	—

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

	Year Ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Variable Products Trust:
ING VP High Yield Bond Portfolio - Class I	1,516,838	87,957	1,428,881	—	—	—
ING VP MagnaCap Portfolio - Class I	32,225	207,087	(174,862)	89,161	45,244	43,917
ING VP MidCap Opportunities Portfolio - Class I	692,699	694,496	(1,797)	182,314	92,043	90,271
ING VP Real Estate Portfolio - Class S	1,314,934	96,974	1,217,960	—	—	—
ING VP SmallCap Opportunities Portfolio - Class I	964,213	1,005,415	(41,202)	1,243,261	1,161,754	81,507
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	878,675	288,488	590,187	496,489	274,792	221,697
Janus Aspen Series:
Janus Aspen Series International Growth Portfolio - Service Shares	2,322,705	3,260,202	(937,497)	713,443	826,033	(112,590)
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares	173,838	807,363	(633,525)	234,562	160,686	73,876
Janus Aspen Series Worldwide Growth Portfolio - Service Shares	570,381	1,114,730	(544,349)	153,068	235,107	(82,039)
M Fund, Inc.:
Brandes International Equity Fund	248,919	110,921	137,998	230,443	138,288	92,155
Business Opportunity Value Fund	104,536	39,744	64,792	72,528	22,456	50,072
Frontier Capital Appreciation Fund	130,815	143,088	(12,273)	268,468	238,750	29,718
Turner Core Growth Fund	245,370	236,496	8,874	196,134	103,091	93,043
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Growth Portfolio® - Class I	166,336	167,704	(1,368)	180,643	324,854	(144,211)
Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I	274,903	585,630	(310,727)	473,997	650,125	(176,128)
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	5,328	1,231	4,097	—	—	—
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT Portfolio - Class I	1,439,663	2,596,353	(1,156,690)	958,603	418,085	540,518
Pioneer Small Cap Value VCT Portfolio - Class I	358,677	337,102	21,575	315,688	117,654	198,034
Putnam Variable Trust:
Putnam VT Growth and Income Fund - Class IB Shares	477,102	1,119,839	(642,737)	250,655	134,431	116,224
Putnam VT New Opportunities Fund - Class IB Shares	6,905	343,021	(336,116)	767,548	520,436	247,112
Putnam VT Small Cap Value Fund - Class IB Shares	231,072	370,615	(139,543)	583,241	531,781	51,460
Putnam VT Voyager Fund - Class IB Shares	86,437	260,110	(173,673)	78,852	73,125	5,727

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

	Year Ended December 31
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Van Eck Worldwide Insurance Trust:
Van Eck Worldwide Bond Fund	557,642	912,659	(355,017)	257,291	296,635	(39,344)
Van Eck Worldwide Emerging Markets Fund	462,052	319,989	142,063	601,082	574,201	26,881
Van Eck Worldwide Hard Assets Fund	462,042	410,179	51,863	406,952	437,843	(30,891)
Van Eck Worldwide Real Estate Fund	661,690	1,275,650	(613,960)	371,229	250,256	120,973

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

7.	Unit Summary

Division	Units Outstanding	Unit Value	Extended Value

AIM V.I. Core Stock Fund - Series I Shares
Class A	731,792.969	$25.47	$18,638,767
Class B	285,790.324	10.49	2,997,940

	1,017,583.293		$21,636,707

AIM V.I. Government Securities Fund - Series I Shares
Class A	1,312,740.739	$13.36	$17,538,216
Class B	310,580.604	13.67	4,245,637

	1,623,321.343		$21,783,853

American Funds Insurance Series®- Growth Fund - Class 2
Class A	1,099,611.828	$16.58	$18,231,564
Class B	900,682.061	16.92	15,239,540

	2,000,293.889		$33,471,104

American Funds Insurance Series®- Growth Income Fund - Class 2
Class A	676,418.936	$14.86	$10,051,585
Class B	546,861.219	15.16	8,290,416

	1,223,280.155		$18,342,001

American Funds Insurance Series®- International Fund - Class 2
Class A	697,781.279	$19.79	$13,809,092
Class B	594,271.688	20.19	11,998,345

	1,292,052.967		$25,807,437

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Class A	905,366.771	$19.57	$17,718,028

	905,366.771		$17,718,028

Fidelity® VIP Asset ManagerSM Portfolio - Service Class
Class B	147,565.001	$11.65	$1,719,132

	147,565.001		$1,719,132

Fidelity® VIP Contrafund® Portfolio - Service Class
Class A	108,267.894	$12.06	$1,305,711
Class B	61,282.465	12.12	742,743

	169,550.359		$2,048,454

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

Fidelity® VIP Equity-Income Portfolio - Service Class
Class A	3,983.751	$11.10	$44,220
Class B	5,680.860	11.16	63,398

	9,664.611		$107,618

Fidelity® VIP Growth Portfolio - Initial Class
Class A	1,767,440.556	$24.69	$43,638,107
Class B	83,390.937	9.07	756,356

	1,850,831.493		$44,394,463

Fidelity® VIP Growth Portfolio - Service Class
Class B	328,100.513	$8.63	$2,831,507

	328,100.513		$2,831,507

Fidelity® VIP High Income Portfolio - Service Class
Class A	963,502.923	$10.46	$10,078,241
Class B	99,588.401	10.52	1,047,670

	1,063,091.324		$11,125,911

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Class A	12,822.240	$10.15	$130,146
Class B	31,134.983	10.20	317,577

	43,957.223		$447,723

Fidelity® VIP Overseas Portfolio - Initial Class
Class A	1,932,973.638	$19.21	$37,132,424
Class B	51,309.221	12.65	649,062

	1,984,282.859		$37,781,486

Fidelity® VIP Overseas Portfolio - Service Class
Class B	294,549.167	$11.75	$3,460,953

	294,549.167		$3,460,953

ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class
Class A	284,071.161	$12.80	$3,636,111
Class B	34,755.129	12.87	447,299

	318,826.290		$4,083,410

ING Evergreen Health Sciences Portfolio - Class S
Class A	115,664.281	$11.21	$1,296,597
Class B	64,532.073	11.27	727,276

	180,196.354		$2,023,873

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

ING Evergreen Omega Portfolio - Institutional Class
Class A	2,500,401.360	$11.44	$28,604,592
Class B	442,075.848	11.50	5,083,872

	2,942,477.208		$33,688,464

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Class A	4,831.070	$10.17	$49,132
Class B	1,530.310	10.18	15,579

	6,361.380		$64,711

ING FMRSM Earnings Growth Portfolio - Institutional Class
Class A	3,657,971.032	$10.59	$38,737,913
Class B	383,410.856	10.64	4,079,492

	4,041,381.888		$42,817,405

ING Global Resources Portfolio - Institutional Class
Class A	97,139.492	$22.42	$2,177,867
Class B	64,460.046	19.31	1,244,723

	161,599.538		$3,422,590

ING JPMorgan Small Cap Equity Portfolio - Institutional Class
Class A	2,300,966.871	$12.41	$28,554,999
Class B	357,524.028	12.57	4,494,077

	2,658,490.899		$33,049,076

ING JPMorgan Value Opportunities Portfolio - Service Class
Class A	411,821.928	$10.69	$4,402,376
Class B	231,492.791	10.74	2,486,233

	643,314.719		$6,888,609

ING Julius Baer Foreign Portfolio - Institutional
Class A	128,735.836	$11.82	$1,521,658
Class B	68,981.228	11.88	819,497

	197,717.064		$2,341,155

ING Legg Mason Value Portfolio - Institutional Class
Class A	107,057.431	$11.97	$1,281,477
Class B	72,219.610	12.12	875,302

	179,277.041		$2,156,779

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

ING Limited Maturity Bond Portfolio - Service Class
Class A	52,900.225	$10.07	$532,705
Class B	178,905.784	13.47	2,409,861

	231,806.009		$2,942,566

ING Liquid Assets Portfolio - Institutional Class
Class A	6,058,886.892	$10.26	$62,164,180

	6,058,886.892		$62,164,180

ING Liquid Assets Portfolio - Service Class
Class B	2,957,126.999	$11.92	$35,248,954

	2,957,126.999		$35,248,954

ING Lord Abbett Affiliated Portfolio - Institutional Class
Class A	57,728.019	$14.95	$863,034
Class B	7,243.364	15.26	110,534

	64,971.383		$973,568

ING Marsico Growth Portfolio - Institutional Class
Class A	189,291.217	$15.50	$2,934,014
Class B	189,702.292	9.56	1,813,554

	378,993.509		$4,747,568

ING Marsico International Opportunities Portfolio - Service Class
Class A	617,088.718	$12.47	$7,695,096
Class B	400,310.254	12.54	5,019,891

	1,017,398.972		$12,714,987

ING Mercury Large Cap Growth Portfolio - Service Class
Class A	776.322	$11.69	$9,075
Class B	194.235	11.75	2,282

	970.557		$11,357

ING Mercury Large Cap Value Portfolio - Institutional Class
Class A	2,117,308.845	$11.51	$24,370,225
Class B	125,111.563	11.66	1,458,801

	2,242,420.408		$25,829,026

ING MFS Mid Cap Growth Portfolio - Institutional Class
Class A	425,157.578	$7.97	$3,388,506
Class B	179,172.486	11.10	1,988,815

	604,330.064		$5,377,321

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

ING MFS Total Return Portfolio - Institutional Class
Class A	220,670.086	$13.10	$2,890,778
Class B	167,656.753	14.87	2,493,056

	388,326.839		$5,383,834

ING MFS Utilities Portfolio - Service Class
Class A	803,420.274	$11.45	$9,199,162
Class B	182,885.739	11.50	2,103,186

	986,306.013		$11,302,348

ING Oppenheimer Main Street Portfolio® - Institutional Class
Class A	1,643.612	$11.13	$18,293
Class B	3,767.130	9.86	37,144

	5,410.742		$55,437

ING Pioneer Fund Portfolio - Service Class
Class A	2,761.097	$11.03	$30,455
Class B	5,034.934	11.08	55,787

	7,796.031		$86,242

ING Pioneer Mid Cap Value Portfolio - Class I
Class A	1,163,626.178	$10.96	$12,753,343
Class B	268,699.203	11.02	2,961,065

	1,432,325.381		$15,714,408

ING Stock Index Portfolio - Institutional Class
Class A	16,497,033.890	$11.41	$188,231,157
Class B	2,697,148.497	11.56	31,179,037

	19,194,182.387		$219,410,194

ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Class A	1,471,484.075	$16.37	$24,088,194
Class B	839,247.572	16.97	14,242,031

	2,310,731.647		$38,330,225

ING T. Rowe Price Equity Income Portfolio - Institutional Class
Class A	605,275.898	$14.99	$9,073,086
Class B	300,717.194	14.04	4,222,069

	905,993.092		$13,295,155

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

ING UBS U.S. Allocation Portfolio - Service Class
Class A	400.385	$10.88	$4,356
Class B	1,028.734	10.94	11,254

	1,429.119		$15,610

ING Van Kampen Equity Growth Portfolio - Institutional Class
Class A	262,002.552	$12.24	$3,206,911
Class B	128,844.918	12.39	1,596,389

	390,847.470		$4,803,300

ING Van Kampen Growth and Income Portfolio - Service Class
Class A	38,294.018	$11.18	$428,127
Class B	53,394.794	11.24	600,157

	91,688.812		$1,028,284

ING VP Index Plus International Equity Portfolio - Service Class
Class A	670.946	$10.38	$6,964

	670.946		$6,964

ING American Century Large Company Value Portfolio - Initial Class
Class A	2,318.772	$10.68	$24,764
Class B	806.006	10.73	8,648

	3,124.778		$33,412

ING American Century Small Cap Value Portfolio - Initial Class
Class A	49,898.117	$11.41	$569,338
Class B	27,815.146	11.47	319,040

	77,713.263		$888,378

ING Baron Small Cap Growth Portfolio - Initial Class
Class A	120,568.062	$11.09	$1,337,100
Class B	89,025.098	11.15	992,630

	209,593.160		$2,329,730

ING JPMorgan Mid Cap Value Portfolio - Initial Class
Class A	331,417.240	$16.48	$5,461,756
Class B	276,738.876	16.81	4,651,981

	608,156.116		$10,113,737

ING Oppenheimer Global Portfolio - Initial Class
Class A	220,792.574	$12.03	$2,656,135
Class B	113,710.145	12.09	1,374,756

	334,502.719		$4,030,891

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

ING Oppenheimer Strategic Income Portfolio - Service Class
Class A	482,351.920	$10.14	$4,891,048
Class B	118,098.727	10.19	1,203,426

	600,450.647		$6,094,474

ING PIMCO Total Return Portfolio - Initial Class
Class A	648,993.029	$10.77	$6,989,655
Class B	253,628.973	10.99	2,787,382

	902,622.002		$9,777,037

ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
Class A	34,349.182	$15.38	$528,290
Class B	11,635.114	15.69	182,555

	45,984.296		$710,845

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Class A	3,181,322.164	$11.74	$37,348,722
Class B	717,421.477	11.80	8,465,573

	3,898,743.641		$45,814,295

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Class A	6,128.331	$11.29	$69,189
Class B	231.792	11.35	2,631

	6,360.123		$71,820

ING Van Kampen Comstock Portfolio - Initial Class
Class A	432,649.254	$12.87	$5,568,196
Class B	328,866.354	13.23	4,350,902

	761,515.608		$9,919,098

ING Van Kampen Equity and Income Portfolio - Initial Class
Class A	39,365.880	$11.62	$457,432
Class B	58,106.217	11.95	694,369

	97,472.097		$1,151,801

ING VP Strategic Allocation Balanced Portfolio - Class I
Class A	67,762.331	$11.17	$756,905
Class B	326,429.164	11.27	3,678,857

	394,191.495		$4,435,762

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

ING VP Strategic Allocation Growth Portfolio - Class I
Class A	57,270.181	$11.57	$662,616
Class B	296,696.989	11.68	3,465,421

	353,967.170		$4,128,037

ING VP Strategic Allocation Income Portfolio - Class I
Class A	10,326.992	$10.80	$111,532
Class B	1,899.117	10.90	20,700

	12,226.109		$132,232

ING VP Index Plus LargeCap Portfolio - Class I
Class A	259,537.857	$11.42	$2,963,922
Class B	169,257.648	11.75	1,988,777

	428,795.505		$4,952,699

ING VP Index Plus MidCap Portfolio - Class I
Class A	572,500.316	$13.87	$7,940,579
Class B	753,387.134	14.26	10,743,301

	1,325,887.450		$18,683,880

ING VP Index Plus SmallCap Portfolio - Class I
Class A	530,788.892	$14.31	$7,595,589
Class B	203,622.647	14.71	2,995,289

	734,411.539		$10,590,878

ING VP Value Opportunity Portfolio - Class I
Class A	136,157.315	$9.93	$1,352,042
Class B	56,232.745	9.94	558,953

	192,390.060		$1,910,995

ING VP High Yield Bond Portfolio - Class I
Class A	1,163,979.906	$10.32	$12,012,273
Class B	264,901.169	10.38	2,749,674

	1,428,881.075		$14,761,947

ING VP MidCap Opportunities Portfolio - Class I
Class A	98,119.373	$11.05	$1,084,219
Class B	141,945.087	11.45	1,625,271

	240,064.460		$2,709,490

ING VP Real Estate Portfolio - Class S
Class A	827,818.017	$11.59	$9,594,411
Class B	390,141.824	11.65	4,545,152

	1,217,959.841		$14,139,563

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

ING VP SmallCap Opportunities Portfolio - Class I
Class A	256,909.632	$8.83	$2,268,512
Class B	148,455.908	9.15	1,358,372

	405,365.540		$3,626,884

ING VP Intermediate Bond Portfolio - Class I
Class A	500,357.807	$12.12	$6,064,337
Class B	816,868.812	12.47	10,186,354

	1,317,226.619		$16,250,691

Brandes International Equity Fund
Class A	894,760.700	$15.76	$14,101,429
Class B	48,766.446	16.33	796,356

	943,527.146		$14,897,785

Business Opportunity Value Fund
Class A	193,097.963	$12.72	$2,456,206
Class B	34,427.115	13.08	450,307

	227,525.078		$2,906,513

Frontier Capital Appreciation Fund
Class A	477,731.402	$14.94	$7,137,307
Class B	30,850.497	15.48	477,566

	508,581.899		$7,614,873

Turner Core Growth Fund
Class A	233,908.501	$11.54	$2,699,304
Class B	33,996.220	11.96	406,595

	267,904.721		$3,105,899

Neuberger Berman AMT Growth Portfolio® - Class I
Class A	647,989.892	$21.19	$13,730,906
Class B	112,473.600	10.17	1,143,857

	760,463.492		$14,874,763

Neuberger Berman AMT Limited Maturity Bond Portfolio® - Class I
Class A	1,218,352.167	$15.43	$18,799,174
Class B	387,037.847	11.67	4,516,732

	1,605,390.014		$23,315,906

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units Outstanding	Unit Value	Extended Value

Neuberger Berman AMT Socially Responsive Portfolio® - Class I
Class A	2,210.202	$11.38	$25,152
Class B	1,887.282	11.44	21,591

	4,097.484		$46,743

Pioneer Small Cap Value VCT Portfolio - Class I
Class A	305,094.449	$14.04	$4,283,526
Class B	144,345.928	14.44	2,084,355

	449,440.377		$6,367,881

Putnam VT Small Cap Value Fund - Class IB Shares
Class A	754,367.006	$18.59	$14,023,683
Class B	292,398.450	19.27	5,634,518

	1,046,765.456		$19,658,201

Van Eck Worldwide Emerging Markets Fund
Class A	884,466.654	$18.48	$16,344,944
Class B	251,813.313	20.19	5,084,111

	1,136,279.967		$21,429,055

Van Eck Worldwide Hard Assets Fund
Class A	428,154.264	$24.60	$10,532,595
Class B	138,190.509	23.63	3,265,442

	566,344.773		$13,798,037

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

8.	Financial Highlights

A summary of unit values and units outstanding for Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the year ended December 31, 2005, 2004, 2003, 2002 and 2001, follows:

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense Ratio B (lowest to highest)	Total Return C (lowest to highest)

AIM V.I. Core Stock Fund - Series I Shares
2005	1,018	$10.49 to $25.47	$21,637	0.42%	0.00% to 0.75%	2.62% to 3.35%
2004	1,104	$10.15 to $24.82	23,377	0.79	0.00% to 0.75%	3.46% to 4.21%
2003	1,267	$9.74 to $23.99	27,110	1.14	0.00% to 0.75%	21.65% to 22.52%
2002	1,301	$7.95 to $19.72	23,265	1.41	0.00% to 0.75%	-19.64% to -19.04%
2001	1,238	$9.82 to $24.54	29,102	1.59	0.00% to 0.75%	-9.75% to -8.99%
AIM V.I. Government Securities Fund - Series I Shares
2005	1,623	$13.36 to $13.67	21,784	3.10	0.00% to 0.75%	0.91% to 1.64%
2004	1,812	$13.24 to $13.45	24,056	3.32	0.00% to 0.75%	1.77% to 2.59%
2003	2,288	$13.01 to $13.11	29,800	2.30	0.00% to 0.75%	0.31% to 1.00%
2002	2,620	$12.97 to $12.98	33,988	2.03	0.00% to 0.75%	9.08% to 9.82%
2001	2,156	$11.81 to $11.90	25,665	1.35	0.00% to 0.75%	5.40% to 6.11%
American Funds Insurance Series®- Growth Fund - Class 2
2005	2,000	$16.58 to $16.92	33,471	0.77	0.00% to 0.75%	15.30% to 16.21%
2004	1,361	$14.38 to $14.56	19,658	0.24	0.00% to 0.75%	11.65% to 12.43%
2003	305	$12.88 to $12.95	3,929	(c)	0.00% to 0.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
American Funds Insurance Series®- Growth Income Fund - Class 2
2005	1,223	$14.86 to $15.16	18,342	1.45	0.00% to 0.75%	5.09% to 5.87%
2004	947	$14.14 to $14.32	13,451	1.19	0.00% to 0.75%	9.53% to 10.32%
2003	268	$12.91 to $12.98	3,463	(c)	0.00% to 0.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense Ratio B (lowest to highest)	Total Return C (lowest to highest)

American Funds Insurance Series®- International Fund - Class 2
2005	1,292	$19.79 to $20.19	$25,807	1.72%	0.00% to 0.75%	20.60% to 21.48%
2004	828	$16.41 to $16.62	13,661	1.90	0.00% to 0.75%	18.40% to 19.31%
2003	174	$13.86 to $13.93	2,412	(c)	0.00% to 0.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
Fidelity® VIP Asset Manager SM Portfolio - Initial Class
2005	905	$19.57	17,718	2.81	0.75%	3.27%
2004	1,067	$18.95	20,212	2.64	0.75%	4.64%
2003	1,160	$18.11	21,003	3.58	0.75%	17.14%
2002	1,413	$15.46	21,839	3.51	0.75%	-8.90%
2001	1,201	$16.97	19,842	4.74	0.75%	-5.35%
Fidelity® VIP Asset Manager SM Portfolio - Service Class
2005	148	$11.65	1,719	2.63	0.00%	3.93%
2004	147	$11.21	1,650	2.51	0.00%	5.36%
2003	99	$10.64	1,056	2.80	0.00%	17.83%
2002	65	$9.03	588	2.94	0.00%	-8.79%
2001	32	$9.90	314	(a)	0.00%	(a)
Fidelity® VIP Contrafund® Portfolio - Service Class
2005	170	$12.06 to $12.12	2,048	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
Fidelity® VIP Equity-Income Portfolio - Service Class
2005	10	$11.10 to $11.16	108	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense Ratio B (lowest to highest)	Total Return C (lowest to highest)

Fidelity® VIP Growth Portfolio - Initial Class
2005	1,851	$9.07 to $24.69	$44,393	0.50%	0.00% to 0.75%	5.02% to 5.83%
2004	2,162	$8.57 to $23.51	49,347	0.26	0.00% to 0.75%	2.57% to 3.38%
2003	2,384	$8.29 to $22.92	53,751	0.25	0.00% to 0.75%	31.88% to 32.85%
2002	2,408	$6.24 to $17.38	41,408	0.24	0.00% to 0.75%	-30.40% to -30.12%
2001	2,444	$8.93 to $24.97	59,751	7.38	0.00% to 0.75%	-18.45% to -17.62%
Fidelity® VIP Growth Portfolio - Service Class
2005	328	$8.63	2,832	0.36	0.00%	5.63%
2004	341	$8.17	2,789	0.17	0.00%	3.29%
2003	253	$7.91	2,000	0.08	0.00%	32.72%
2002	88	$5.96	530	0.08	0.00%	-30.54%
2001	24	$8.58	209	(a)	0.00%	(a)
Fidelity® VIP High Income Portfolio - Service Class
2005	1,063	$10.46 to $10.52	11,126	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2005	44	$10.15 to $10.20	448	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
Fidelity® VIP Overseas Portfolio - Initial Class
2005	1,984	$12.65 to $19.21	37,780	0.67	0.00% to 0.75%	18.14% to 19.11%
2004	2,496	$10.62 to $16.26	40,032	1.14	0.00% to 0.75%	12.84% to 13.58%
2003	2,675	$9.35 to $14.41	38,294	0.72	0.00% to 0.75%	42.25% to 43.40%
2002	2,547	$6.52 to $10.13	25,636	0.78	0.00% to 0.75%	-21.23% to -20.29%
2001	2,775	$8.18 to $12.86	35,065	13.45	0.00% to 0.75%	-21.63% to -21.19%

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense Ratio B (lowest to highest)	Total Return C (lowest to highest)

Fidelity® VIP Overseas Portfolio - Service Class
2005	295	$11.75	$3,461	0.55%	0.00%	19.05%
2004	311	$9.87	3,069	0.81	0.00%	13.45%
2003	189	$8.70	1,641	0.45	0.00%	43.09%
2002	93	$6.08	568	0.34	0.00%	-20.32%
2001	19	$7.63	151	(a)	0.00%	(a)
ING AllianceBernstein Mid Cap Growth Portfolio - Institutional Class
2005	319	$12.80 to $12.87	4,083	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Health Sciences Portfolio - Class S
2005	180	$11.21 to $11.27	2,024	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Omega Portfolio - Institutional Class
2005	2,942	$11.44 to $11.50	33,687	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2005	6	$10.17 to $10.18	65	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense Ratio B (lowest to highest)	Total Return C (lowest to highest)

ING FMRSM Earnings Growth Portfolio - Institutional Class
2005	4,041	$10.59 to $10.64	$42,816	(e)%	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Global Resources Portfolio - Institutional Class
2005	162	$19.31 to $22.42	3,423	0.88	0.00% to 0.75%	37.04% to 38.03%
2004	96	$13.99 to $16.36	1,428	1.75	0.00% to 0.75%	5.89% to 6.71%
2003	4	$13.11 to $15.45	61	(c)	0.00% to 0.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Small Cap Equity Portfolio - Institutional Class
2005	2,658	$12.41 to $12.57	33,048	—	0.00% to 0.75%	3.16% to 3.97%
2004	1,842	$12.03 to $12.09	22,159	(d)	0.00% to 0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Value Opportunities Portfolio - Service Class
2005	643	$10.69 to $10.74	6,889	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Julius Baer Foreign Portfolio - Institutional Class
2005	198	$11.82 to $11.88	2,341	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Legg Mason Value Portfolio - Institutional Class
2005	179	$11.97 to $12.12	$2,157	—%	0.00% to 0.75%	5.37% to 6.13%
2004	146	$11.36 to $11.42	1,660	(d)	0.00% to 0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Limited Maturity Bond Portfolio - Service Class
2005	232	$10.07 to $13.47	2,943	3.50	0.00% to 0.75%	1.58%
2004	103	$13.26	1,365	7.76	0.00%	1.38%
2003	36	$13.08	465	1.26	0.00%	2.83%
2002	26	$12.72	329	0.23	0.00%	7.25%
2001	4,610	$11.86	54,671	16.29	0.00%	8.91%
ING Liquid Assets Portfolio - Institutional Class
2005	6,059	$10.26	62,163	3.32	0.75%	2.19%
2004	1,794	$11.60	20,814	(d)	0.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Liquid Assets Portfolio - Service Class
2005	2,957	$11.92	35,249	2.53	0.00%	2.76%
2004	5,783	$10.04	58,056	1.79	0.75%	0.00%
2003	1,827	$11.49	20,993	0.78	0.00%	0.70%
2002	1,780	$11.41	20,314	1.47	0.00%	1.42%
2001	696	$11.25	7,832	3.74	0.00%	3.88%
ING Lord Abbett Affiliated Portfolio - Institutional Class
2005	65	$14.95 to $15.26	974	1.67	0.00% to 0.75%	4.91% to 5.75%
2004	66	$14.25 to $14.43	942	1.27	0.00% to 0.75%	9.45% to 10.24%
2003	12	$13.02 to $13.09	161	(c)	0.00% to 0.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Marsico Growth Portfolio - Institutional Class
2005	379	$9.56 to $15.50	$4,748	—%	0.00% to 0.75%	8.32% to 9.13%
2004	283	$8.76 to $14.31	3,205	—	0.00% to 0.75%	11.97% to 12.89%
2003	182	$7.76 to $12.78	1,870	—	0.00% to 0.75%	32.88%
2002	1	$5.84	5	—	0.00%	-29.55%
2001	—	$8.29	4	—	0.00%	-30.28%
ING Marsico International Opportunities Portfolio - Service Class
2005	1,017	$12.47 to $12.54	12,715	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Mercury Large Cap Growth Portfolio - Service Class
2005	1	$11.69 to $11.75	11	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Mercury Large Cap Value Portfolio - Institutional Class
2005	2,242	$11.51 to $11.66	25,828	—	0.00% to 0.75%	4.73% to 5.62%
2004	2,532	$10.99 to $11.04	27,830	(d)	0.00% to 0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Mid Cap Growth Portfolio - Institutional Class
2005	604	$7.97 to $11.10	5,377	—	0.00% to 0.75%	2.57% to 3.35%
2004	482	$7.77 to $10.74	4,257	—	0.00% to 0.75%	14.43% to 15.36%
2003	381	$6.79 to $9.31	2,923	—	0.00% to 0.75%	38.57% to 39.58%
2002	277	$4.90 to $6.67	1,478	—	0.00% to 0.75%	-49.38% to -48.85%
2001	46	$9.68 to $13.04	465	(a)	0.00% to 0.75%	(a)

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING MFS Total Return Portfolio - Institutional Class
2005	388	$13.10 to $14.87	$5,384	2.32%	0.00% to 0.75%	2.34% to 3.19%
2004	223	$12.80 to $14.41	3,023	2.53	0.00% to 0.75%	10.63% to 11.45%
2003	99	$11.57 to $12.93	1,246	1.00	0.00% to 0.75%	16.91%
2002	14	$11.06	151	3.30	0.00%	-5.06%
2001	5	$11.65	53	13.37	0.00%	0.43%
ING MFS Utilities Portfolio - Service Class
2005	986	$11.45 to $11.50	11,302	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2005	5	$9.86 to $11.13	55	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Service Class
2005	8	$11.03 to $11.08	86	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Mid Cap Value Portfolio - Class I
2005	1,432	$10.96 to $11.02	15,714	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

SECURITY LIFE OF DENVER INSURANCE COMPANY SEPARATE ACCOUNT L1 Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Stock Index Portfolio - Institutional Class
2005	19,194	$11.41 to $11.56	$219,406	—%	0.00% to 0.75%	3.73% to 4.62%
2004	20,039	$11.00 to $11.05	220,550	(d)	0.00% to 0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2005	2,311	$16.37 to $16.97	38,330	1.54	0.00% to 0.75%	7.20% to 8.02%
2004	2,142	$15.27 to $15.71	33,001	1.32	0.00% to 0.75%	16.03% to 16.98%
2003	1,686	$13.16 to $13.43	22,308	0.73	0.00% to 0.75%	24.39% to 25.28%
2002	1,058	$10.58 to $10.72	11,222	3.65	0.00% to 0.75%	-0.19% to 0.56%
2001	369	$10.60 to $10.66	3,909	(a)	0.00% to 0.75%	(a)
ING T. Rowe Price Equity Income Portfolio - Institutional Class
2005	906	$14.04 to $14.99	13,295	1.43	0.00% to 0.75%	3.38% to 4.15%
2004	735	$13.48 to $14.50	10,480	1.45	0.00% to 0.75%	14.17% to 15.12%
2003	220	$11.71 to $12.70	2,734	0.85	0.00% to 0.75%	25.37%
2002	11	$9.34	99	4.45	0.00%	-13.20%
2001	1	$10.76	6	(a)	0.00%	(a)
ING UBS U.S. Allocation Portfolio - Service Class
2005	1	$10.88 to $10.94	16	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Equity Growth Portfolio - Institutional Class
2005	391	$12.24 to $12.39	4,803	0.49	0.00% to 0.75%	14.61% to 15.47%
2004	440	$10.68 to $10.73	4,704	(d)	0.00% to 0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Van Kampen Growth and Income Portfolio - Service Class
2005	92	$ 11.18 to $ 11.24	$1,028	(e)%	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus International Equity Portfolio - Service Class
2005	1	$ 10.38	7	(e)	0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Large Company Value Portfolio - Initial Class
2005	3	$ 10.68 to $ 10.73	33	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Small Cap Value Portfolio - Initial Class
2005	78	$ 11.41 to $ 11.47	888	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Baron Small Cap Growth Portfolio - Initial Class
2005	210	$ 11.09 to $ 11.15	2,330	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING JPMorgan Mid Cap Value Portfolio - Initial Class
2005	608	$ 16.48 to $ 16.81	$10,114	0.62%	0.00% to 0.75%	7.92% to 8.66%
2004	402	$ 15.27 to $ 15.47	6,176	0.46	0.00% to 0.75%	19.95% to 20.86%
2003	89	$ 12.73 to $ 12.80	1,139	(c)	0.00% to 0.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Global Portfolio - Initial Class
2005	335	$ 12.03 to $ 12.09	4,031	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Strategic Income Portfolio - Service Class
2005	600	$ 10.14 to $10.19	6,094	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Initial Class
2005	903	$ 10.77 to $ 10.99	9,777	2.18	0.00% to 0.75%	1.60% to 2.42%
2004	588	$ 10.60 to $ 10.73	6,250	—	0.00% to 0.75%	3.82% to 4.58%
2003	576	$ 10.21 to $ 10.26	5,884	(c)	0.00% to 0.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
2005	46	$ 15.38 to $ 15.69	711	—	0.00% to 0.75%	10.65% to 11.43%
2004	16	$ 13.90 to $ 14.08	226	—	0.00% to 0.75%	8.85% to 9.74%
2003	10	$ 12.77 to $ 12.83	123	(c)	0.00% to 0.75%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2005	3,899	$ 11.74 to $ 11.80	$45,813	(e)%	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2005	6	$ 11.29 to $ 11.35	72	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Comstock Portfolio - Initial Class
2005	762	$ 12.87 to $ 13.23	9,919	0.67	0.00% to 0.75%	2.96% to 3.68%
2004	653	$12.50 to $ 12.76	8,237	—	0.00% to 0.75%	15.96% to 16.96%
2003	372	$ 10.78 to $ 10.91	4,034	3.47	0.00% to 0.75%	28.95% to 29.88%
2002	151	$ 8.36 to $ 8.40	1,265	(b)	0.00% to 0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity and Income Portfolio - Initial Class
2005	97	$ 11.62 to $ 11.95	1,152	0.09	0.00% to 0.75%	7.29% to 8.05%
2004	80	$ 10.83 to $ 11.06	877	0.78	0.00% to 0.75%	9.95% to 10.93%
2003	14	$ 9.85 to $ 9.97	143	—	0.00% to 0.75%	26.44% to 27.33%
2002	2	$ 7.79 to $ 7.83	15	(b)	0.00% to 0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Strategic Allocation Balanced Portfolio - Class I
2005	394	$ 11.17 to $ 11.27	4,436	0.52	0.00% to 0.75%	3.91% to 4.64%
2004	3	$ 10.75 to $ 10.77	31	(d)	0.00% to 0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Strategic Allocation Growth Portfolio - Class I
2005	354	$ 11.57 to $ 11.68	$4,128	0.86%	0.00% to 0.75%	5.37% to 6.18%
2004	4	$ 10.98 to $ 11.00	42	(d)	0.00% to 0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Strategic Allocation Income Portfolio - Class I
2005	12	$ 10.80 to $ 10.90	132	2.14	0.00% to 0.75%	3.05% to 3.81%
2004	5	$ 10.48 to $ 10.50	52	(d)	0.00% to 0.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Index Plus LargeCap Portfolio - Class I
2005	429	$ 11.42 to $ 11.75	4,953	1.23	0.00% to 0.75%	4.58% to 5.38%
2004	491	$ 10.92 to $ 11.15	5,418	1.00	0.00% to 0.75%	9.75% to 10.62%
2003	422	$ 9.95 to $ 10.08	4,224	1.39	0.00% to 0.75%	25.16% to 26.16%
2002	49	$ 7.95 to $ 7.99	389	(b)	0.00% to 0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus MidCap Portfolio - Class I
2005	1,326	$ 13.87 to $ 14.26	18,684	0.46	0.00% to 0.75%	10.34% to 11.15%
2004	1,067	$ 12.57 to $ 12.83	13,569	0.44	0.00% to 0.75%	15.64% to 16.53%
2003	712	$ 10.87 to $ 11.01	7,802	0.40	0.00% to 0.75%	31.44% to 32.49%
2002	385	$ 8.27 to $ 8.31	3,193	(b)	0.00% to 0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Index Plus SmallCap Portfolio - Class I
2005	734	$ 14.31 to $ 14.71	10,591	0.32	0.00% to 0.75%	6.87% to 7.61%
2004	485	$ 13.39 to $ 13.67	6,535	0.13	0.00% to 0.75%	21.18% to 22.05%
2003	261	$ 11.05 to $ 11.20	2,906	0.17	0.00% to 0.75%	35.09% to 36.09%
2002	77	$ 8.18 to $ 8.23	630	(b)	0.00% to 0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Value Opportunity Portfolio - Class I
2005	192	$ 9.93 to $ 9.94	$1,911	(e)%	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP High Yield Bond Portfolio - Class I
2005	1,429	$ 10.32 to $ 10.38	14,762	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP MidCap Opportunities Portfolio - Class I
2005	240	$ 11.05 to $ 11.45	2,709	—	0.00% to 0.75%	9.51% to 10.31%
2004	242	$ 10.09 to $ 10.38	2,482	—	0.00% to 0.75%	10.64% to 11.49%
2003	152	$ 9.12 to $ 9.31	1,404	—	0.00% to 0.75%	35.71% to 36.71%
2002	128	$ 6.72 to $ 6.81	868	—	0.00% to 0.75%	-26.80% to -25.82%
2001	32	$ 9.18	294	(a)	0.00% to 0.75%	(a)
ING VP Real Estate Portfolio - Class S
2005	1,218	$ 11.59 to $ 11.65	14,140	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP SmallCap Opportunities Portfolio - Class I
2005	405	$ 8.83 to $ 9.15	3,627	—	0.00% to 0.75%	8.21% to 9.06%
2004	447	$ 8.16 to $ 8.39	3,678	—	0.00% to 0.75%	9.38% to 10.10%
2003	365	$ 7.46 to $ 7.62	2,743	—	0.00% to 0.75%	37.64% to 38.80%
2002	238	$ 5.42 to $ 5.49	1,297	—	0.00% to 0.75%	-44.07% to -43.63%
2001	75	$ 9.69 to $ 9.74	730	(a)	0.00% to 0.75%	(a)

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Intermediate Bond Portfolio - Class I
2005	1,317	$ 12.12 to $ 12.47	$16,251	4.84%	0.00% to 0.75%	2.36% to 3.14%
2004	727	$ 11.84 to $ 12.09	8,705	8.27	0.00% to 0.75%	4.04% to 4.95%
2003	505	$ 11.38 to $ 11.52	5,775	1.88	0.00% to 0.75%	5.57% to 6.27%
2002	235	$ 10.78 to $ 10.84	2,539	(b)	0.00% to 0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Brandes International Equity Fund
2005	944	$ 15.76 to $ 16.33	14,898	1.52	0.00% to 0.75%	9.75% to 10.56%
2004	806	$ 14.36 to $ 14.77	11,581	1.20	0.00% to 0.75%	23.05% to 24.01%
2003	713	$ 11.67 to $ 11.91	8,330	1.05	0.00% to 0.75%	46.42% to 47.40%
2002	722	$ 7.97 to $ 8.08	5,757	6.53	0.00% to 0.75%	-15.93% to -15.30%
2001	200	$ 9.48 to $ 9.54	1,895	(a)	0.00% to 0.75%	(a)
Business Opportunity Value Fund
2005	228	$ 12.72 to $ 13.08	2,907	0.73	0.00% to 0.75%	6.98% to 7.74%
2004	163	$ 11.89 to $ 12.14	1,943	0.66	0.00% to 0.75%	21.70% to 22.63%
2003	113	$ 9.77 to $ 9.90	1,103	1.07	0.00% to 0.75%	28.72% to 29.58%
2002	26	$ 7.59 to $ 7.64	200	(b)	0.00% to 0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Frontier Capital Appreciation Fund
2005	509	$ 14.94 to $ 15.48	7,615	—	0.00% to 0.75%	14.13% to 14.92%
2004	521	$ 13.09 to $ 13.47	6,826	—	0.00% to 0.75%	8.54% to 9.33%
2003	491	$ 12.06 to $ 12.32	5,926	—	0.00% to 0.75%	54.62% to 55.95%
2002	435	$ 7.80 to $ 7.90	3,390	—	0.00% to 0.75%	-25.79% to -25.26%
2001	164	$ 10.51 to $ 10.57	1,727	(a)	0.00% to 0.75%	(a)
Turner Core Growth Fund
2005	268	$ 11.54 to $ 11.96	3,106	0.43	0.00% to 0.75%	13.03% to 13.90%
2004	259	$ 10.21 to $ 10.50	2,652	0.29	0.00% to 0.75%	10.38% to 11.23%
2003	166	$ 9.25 to $ 9.44	1,538	0.28	0.00% to 0.75%	33.67% to 34.47%
2002	89	$ 6.92 to $ 7.02	619	0.28	0.00% to 0.75%	-27.08% to -26.49%
2001	31	$ 9.49 to $ 9.55	296	(a)	0.00% to 0.75%	(a)

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Neuberger Berman AMT Growth Portfolio - Class I
2005	760	$ 10.17 to $ 21.19	$14,875	—%	0.00% to 0.75%	12.65% to 13.50%
2004	762	$ 8.96 to $ 18.81	13,491	—	0.00% to 0.75%	15.68% to 16.67%
2003	906	$ 7.68 to $ 16.26	14,408	—	0.00% to 0.75%	30.39% to 31.28%
2002	788	$ 5.85 to $ 12.47	9,722	—	0.00% to 0.75%	-31.93% to -31.18%
2001	716	$ 8.50 to $ 18.32	13,020	50.01	0.00% to 0.75%	-30.66%
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I
2005	1,605	$ 11.67 to $ 15.43	23,316	2.72	0.00% to 0.75%	0.72% to 1.39%
2004	1,916	$ 11.51 to $ 15.32	27,815	3.39	0.00% to 0.75%	0.00% to 0.79%
2003	2,092	$ 11.42 to $ 15.32	30,686	4.65	0.00% to 0.75%	1.66% to 2.42%
2002	2,229	$ 11.15 to $ 15.07	32,704	4.04	0.00% to 0.75%	4.44% to 5.39%
2001	1,603	$ 10.58 to $ 14.43	22,975	5.37	0.00% to 0.75%	8.01%
Neuberger Berman AMT Socially Responsive Portfolio - Class I
2005	4	$ 11.38 to $ 11.44	47	(e)	0.00% to 0.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Small Cap Value VCT Portfolio - Class I
2005	449	$ 14.04 to $ 14.44	6,368	—	0.00% to 0.75%	10.55% to 11.42%
2004	428	$ 12.70 to $ 12.96	5,468	—	0.00% to 0.75%	19.25% to 20.11%
2003	229	$ 10.65 to $ 10.79	2,455	—	0.00% to 0.75%	34.47% to 35.55%
2002	96	$ 7.92 to $ 7.96	760	(b)	0.00% to 0.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Putnam VT Small Cap Value Fund - Class IB Shares
2005	1,047	$ 18.59 to $ 19.27	19,658	5.50	0.00% to 0.75%	6.23% to 7.06%
2004	1,186	$ 17.50 to $ 18.00	20,927	0.33	0.00% to 0.75%	25.27% to 26.23%
2003	1,135	$ 13.97 to $ 14.26	15,925	0.30	0.00% to 0.75%	76.39% to 79.15%
2002	1,032	$ 7.92 to $ 7.96	9,712	1.05	0.00% to 0.75%	-18.76% to -18.27%
2001	535	$ 11.57 to $ 11.66	6,191	(a)	0.00% to 0.75%	(a)

SECURITY LIFE OF DENVER INSURANCE COMPANY
SEPARATE ACCOUNT L1
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Van Eck Worldwide Emerging Markets Fund
2005	1,136	$ 18.48 to $ 20.19	$21,429	0.69%	0.00% to 0.75%	31.06% to 31.96%
2004	994	$ 14.10 to $ 15.30	14,257	0.51	0.00% to 0.75%	24.89% to 25.93%
2003	967	$ 11.29 to $ 12.15	10,998	0.08	0.00% to 0.75%	53.19% to 54.19%
2002	777	$ 7.37 to $ 7.88	5,740	0.17	0.00% to 0.75%	-3.67% to -2.96%
2001	588	$ 7.65 to $ 8.12	4,516	—	0.00% to 0.75%	-2.55% to -1.81%
Van Eck Worldwide Hard Assets Fund
2005	566	$ 23.63 to $ 24.60	13,798	0.29	0.00% to 0.75%	50.55% to 51.67%
2004	514	$ 15.58 to $ 16.34	8,359	0.39	0.00% to 0.75%	23.04% to 23.95%
2003	545	$ 12.57 to $ 13.28	7,224	0.34	0.00% to 0.75%	44.03% to 45.15%
2002	233	$ 8.66 to $ 9.22	2,148	0.62	0.00% to 0.75%	-3.66% to -2.81%
2001	181	$ 8.91 to $ 9.57	1,727	1.15	0.00% to 0.75%	-11.06%

(a)	As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.

A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

SECURITY LIFE OF DENVER INSURANCE COMPANY

Financial Statements - Statutory Basis

Years ended December 31, 2005 and 2004

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

C1

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder

Security Life of Denver Insurance Company

We have audited the accompanying statutory-basis balance sheets of Security Life of Denver Insurance Company (the “Company,” a wholly-owned direct subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado (“Colorado Division of Insurance”), which practices differ from United States generally accepted accounting principles. The variances between such practices and United States generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with United States generally accepted accounting principles, the financial position of Security Life of Denver Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security Life of Denver Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 31, 2006

SECURITY LIFE OF DENVER INSURANCE COMPANY

Balance Sheets - Statutory Basis

	December 31
	2005	2004
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$16,525,988	$13,129,384
Equity securities	105,499	95,388
Subsidiaries	91,120	83,962
Mortgage loans	2,972,342	3,283,563
Real estate, less accumulated depreciation (2005-$337; 2004-$13,992)	442	32,276
Contract loans	1,204,181	1,155,638
Other invested assets	142,618	108,293
Cash and short-term investments	509,301	842,029
Total cash and invested assets	21,551,491	18,730,533

Deferred and uncollected premiums, less loading (2005-$1,824; 2004-$2,265)	37,826	20,824
Accrued investment income	233,489	220,667
Reinsurance balances recoverable	60,004	41,464
Indebtedness from related parties	7,149	19
Federal income tax recoverable (including $60,607 and $69,896
net deferred tax assets at December 31, 2005 and 2004, respectively)	60,607	134,989
Separate account assets	1,837,339	1,974,914
Other assets	26,635	26,612
Total admitted assets	$23,814,540	$21,150,022

The accompanying notes are an integral part of these financial statements.

3

SECURITY LIFE OF DENVER INSURANCE COMPANY

Balance Sheets - Statutory Basis

	December 31
	2005	2004
	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$13,024,195	$10,202,000
Deposit type contracts	5,615,759	6,336,731
Other policy and contract liabilities	6,990	29,836
Total policy and contract liabilities	18,646,944	16,568,567

Interest maintenance reserve	95,331	44,548
Accounts payable and accrued expenses	122,801	148,441
Reinsurance balances due	671,059	594,695
Federal income tax payable	10,094	-
Indebtedness to related parties	21,708	11,058
Asset valuation reserve	152,204	140,272
Borrowed money	721,409	553,620
Other liabilities	11,486	57,030
Separate account liabilities	1,831,642	1,962,045
Total liabilities	22,284,678	20,080,276

Capital and surplus:
Common stock: $20,000 par value; authorized 149 shares;
issued and outstanding 144 shares	2,880	2,880
Surplus notes	165,032	165,032
Paid-in and contributed surplus	1,237,778	934,778
Unassigned surplus (deficit)	124,172	(32,944)
Total capital and surplus	1,529,862	1,069,746
Total liabilities and capital and surplus	$23,814,540	$21,150,022

The accompanying notes are an integral part of these financial statements.

4

SECURITY LIFE OF DENVER INSURANCE COMPANY

Statements of Operations – Statutory Basis

	Year ended December 31
	2005	2004
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$3,548,992	$1,259,922
Net investment income	1,022,338	842,988
Amortization of interest maintenance reserve	(12,732)	(12,135)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	255,659	163,916
Other income	124,668	122,690
Total premiums and other revenues	4,938,925	2,377,381

Benefits paid or provided:
Death benefits	110,562	340,989
Annuity benefits	69,878	14,153
Surrender benefits	972,390	1,017,837
Interest on policy or contract funds	210,745	289,995
Other benefits	(5,582)	8,634
Change in life, annuity, and accident and health reserves	2,842,329	(20,627)
Net transfers to separate accounts	65,804	92,380
Total benefits paid or provided	4,266,126	1,743,361

Insurance expenses:
Commissions	244,190	480,700
General expenses	98,030	176,702
Insurance taxes, licenses and fees, excluding federal income taxes	27,005	27,687
Miscellaneous deductions	10,259	43,206
Total insurance expenses	379,484	728,295

Gain (loss) from operations before policyholder dividends,
federal income taxes and net realized capital gains (losses)	293,315	(94,275)
Dividends to policyholders	4,997	1,253
Gain (loss) from operations before federal income taxes and
net realized capital gains (losses)	288,318	(95,528)

Federal income tax expense (benefit)	165,325	(143,489)
Gain from operations before net realized capital gains (losses)	122,993	47,961
Net realized capital gains (losses), net of income taxes	16,435	(6,682)
Net income	$139,428	$41,279

The accompanying notes are an integral part of these financial statements.

5

SECURITY LIFE OF DENVER INSURANCE COMPANY

Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2005	2004
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,880	$2,880

Surplus notes:
Balance at beginning and end of year	165,032	165,032

Paid-in and contributed surplus:
Balance at beginning of year	934,778	934,778
Capital contributions	303,000	-
Balance at end of year	1,237,778	934,778

Unassigned surplus (deficit):
Balance at beginning of year	(32,944)	(66,776)
Net income	139,428	41,279
Change in net unrealized capital gains or losses	10,882	14,448
Change in nonadmitted assets	(59,741)	153,378
Change in liability for reinsurance in unauthorized companies	598	2,701
Change in asset valuation reserve	(11,932)	(27,480)
Change in net deferred income tax	43,661	(128,882)
Change in surplus as a result of reinsurance	106,961	-
Amortization of deferred gain on reinsurance transactions	(73,020)	(20,174)
Change in additional minimum pension liability	279	(1,438)
Balance at end of year	124,172	(32,944)
Total capital and surplus	$1,529,862	$1,069,746

The accompanying notes are an integral part of these financial statements.

6

SECURITY LIFE OF DENVER INSURANCE COMPANY

Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2005	2004
	(In Thousands)
Operations
Premiums, policy proceeds, and other
considerations received, net of reinsurance paid	$3,306,366	$1,684,579
Net investment income received	1,093,462	1,043,665
Commission, expenses and other miscellaneous expenses paid	(522,189)	(707,222)
Benefits paid	(1,462,450)	(2,986,209)
Net transfers to separate accounts	(68,885)	(174,122)
Dividends paid to policyholders	(5,071)	(3,031)
Federal income taxes received (paid)	(98,240)	48,363
Other revenues received	778,443	391,696
Net cash provided by (used in) operations	3,021,436	(702,281)

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	10,211,616	11,949,069
Stocks	315	21,367
Mortgage loans	730,953	621,265
Real estate	36,482	5,859
Other invested assets	17,813	15,052
Net loss on cash and short term investments	(35,258)	(28,892)
Miscellaneous proceeds	12,088	64,236
Net proceeds from sales, maturities, or repayments of investments	10,974,009	12,647,956
Cost of investments acquired:
Bonds	13,699,458	10,825,302
Stocks	9,458	26,821
Mortgage loans	420,908	544,499
Real estate	868	4,550
Other invested assets	59,280	16,079
Miscellaneous applications	7,214	55,191
Total cost of investments acquired	14,197,186	11,472,442
Net change in contract loans	(48,543)	1,371
Net cash (used in) provided by investment activities	(3,271,720)	1,176,885

Financing and miscellaneous activities
Cash provided (applied):
Capital and surplus paid-in	303,000	-
Borrowed money received	166,948	175,339
Net deposits (withdrawals) on deposit-type contract funds	(720,971)	42,734
Other cash provided (applied)	168,579	(287,482)
Net cash used in financing and miscellaneous activities	(82,444)	(69,409)
Net change in cash and short-term investments	(332,728)	405,195
Cash and short-term investments
Beginning of year	842,029	436,834
End of year	$509,301	$842,029

The accompanying notes are an integral part of these financial statements.

7

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

1.	Nature of Operations and Significant Accounting Policies

Security Life of Denver Insurance Company (the “Company”) is domiciled in Colorado and is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”). ING AIH’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in The Netherlands. The Company focuses on two markets: the advanced market and the investment products market. The life insurance products offered for the advanced market include wealth transfer and estate planning, executive benefits, charitable giving and corporate-owned life insurance. These products include traditional life, interest-sensitive life, universal life, and variable life. Operations are conducted almost entirely on the general agency basis and the Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Puerto Rico and the U.S. Virgin Islands. In the investment products market, the Company offers guaranteed investment contracts, funding agreements, and trust notes to institutional buyers.

An affiliate, Southland Life Insurance Company (“Southland”), merged with and into the Company on October 1, 2004. The transaction was approved by the Division of Insurance of the Department of Regulatory Agencies of the State of Colorado (“Colorado Division of Insurance”) and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Southland. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net income and other surplus adjustments for the nine months ended September 30, 2004 were $1,803,240,000, $130,837,000 and $1,002,921,000, respectively, for the Company and $305,811,000, $45,812,000 and $181,174,000, respectively, for Southland.

On October 17, 2004, the Company and its Bermuda-based affiliate, Security Life of Denver International (“SLDI”), signed an Asset Purchase Agreement with Scottish Re Group Limited and Scottish RE (U.S.), Inc. (collectively, “Scottish Re”); additionally, Scottish Re Life (Bermuda) Limited (“Scottish Bermuda”), a wholly-owned subsidiary of Scottish Re formed under the laws of Bermuda, also signed the Asset Purchase Agreement upon its formation. Pursuant to the Asset Purchase Agreement and reinsurance agreements entered into in connection therewith, the Company and SLDI reinsured their individual life reinsurance business (and sold certain systems and operating assets used in the individual life reinsurance business) to Scottish Re and Scottish Bermuda on a 100% coinsurance basis. The transaction closed on December 31, 2004, and the Company paid a ceding commission of approximately $160 million and SLDI paid a ceding commission of approximately $400 million. The Company and SLDI transferred assets backing reserves and miscellaneous other liabilities on the individual life reinsurance to Scottish Re and Scottish Bermuda. The ceding commission (net of taxes), along with other reserve assets, will be held in trust for the benefit of the Company and SLDI to secure Scottish Re’s and Scottish Bermuda’s obligations as reinsurer on the acquired business. ING AIH remains obligated to maintain collateral for certain reserve requirements of the business transferred from SLDI for the duration of such reserve requirements or until underlying reinsurance contracts are novated to

8

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Scottish Re or until Scottish Re puts into place its own collateral for such reserve requirements. The ceding commission will be released from trust based upon a predetermined schedule or upon the earlier release of ING AIH collateral obligations.

For the year ended December 31, 2005, the financial impact to the Company was a reduction of capital and surplus of $3.6 million and a reduction of statutory net income of $3.6 million.

For the year ended December 31, 2004, the financial impact was a reduction in invested assets of $472 million, a reduction in capital and surplus of $116 million, and a reduction in statutory net income of approximately $116 million.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, which practices differ from accounting principles generally accepted in the United States (“GAAP”). The most significant variances from GAAP are as follows:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available-for-sale.

In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

9

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re–evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve (“AVR”) is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral or interest maintenance reserve (“IMR”) is reported as a component of other liabilities in the accompanying Balance Sheets.

10

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium–paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. In deposit accounting, premiums are credited to an appropriate policy reserve account, without recognizing premium through income.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

11

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life the business for GAAP purposes. For statutory, such amounts are recognized immediately in income, with gains reported as a separate component of surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are non-admitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally deferred federal income tax assets, disallowed interest maintenance reserves, non–operating software, past–due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

12

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Colorado Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the notes.

Statements of Cash Flows: Cash and short–term investments in the Statements of Cash Flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

13

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”).

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

14

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company uses derivatives such as interest rate swaps, caps and floors, forwards and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are deferred to IMR or included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with change in value recorded in surplus as unrealized gain or loss.

Credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. The replication (synthetic asset) and the derivative and other cash instrument are carried at fair value. The replication practices are in accordance with SSAP No. 86.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

Derivatives that are designated in effective hedging relationships are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost with the exception of S&P options. S&P options are reported at fair value since they do not meet the hedge requirement of SSAP No. 86. The unrealized gains or losses from the S&P options are reported as unrealized gain or loss in surplus.

SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP 88”), applies to the Company’s subsidiaries, controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory-basis net assets plus the admitted portion of goodwill, and the Company’s noninsurance subsidiary is reported at the GAAP basis of its net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited US GAAP statements are not available or expected to be available are non-admitted.

15

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Mortgage loans are reported at amortized cost, less allowance for impairments.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight–line basis over the estimated useful lives of the properties.

For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities sold under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short–term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short-term investments are reported at amortized cost which approximates market value. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

Residual collateralized mortgage obligations, which are included in other invested assets on the Balance Sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are determined using the first-in first-out method.

Cash on hand includes cash equivalents. Cash equivalents are short–term investments that are both readily convertible to cash and have an original maturity date of three months or less.

16

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 11.3%.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Colorado Division of Insurance, is $3,125,882,000 and $1,796,631,000 at December 31, 2005 and 2004, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $203,333,169 and $71,000,000 at December 31, 2005 and 2004, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

17

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment

Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight–line basis over the estimated useful life of the asset.

Participating Insurance

Participating business approximates less than 1% of the Company’s ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $4,997,000 and $1,253,000 was incurred in 2005 and 2004, respectively.

Benefit Plans

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

18

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31
	2005	2004
	(In Thousands)
Contract loans	$136	$203
Deferred federal income taxes	219,303	171,861
Agents’ debit balances	5,326	1,839
Furniture and equipment	223	306
Deferred and uncollected premium	398	672
Other	11,587	2,351
Total nonadmitted assets	$236,973	$177,232

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2005. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2005.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at date of acquisition.

Separate Accounts

Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets of these accounts are carried at fair value.

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Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $28.7 million and $20.8 million at December 31, 2005 and 2004, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

2.	Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Colorado. The Colorado Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Colorado for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Colorado Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Colorado. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

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Notes to Financial Statements - Statutory Basis

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Colorado Division of Insurance. As of December 31, 2005 and 2004, the Company had no such permitted accounting practices.

3.	Investments

The amortized cost and fair value of bonds and equity securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2005:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$336,927	$920	$1,402	$336,445
States, municipalities,
and political subdivisions	30,869	345	439	30,775
Foreign government	268,105	17,723	2,645	283,183
Foreign other	2,424,121	73,804	33,238	2,464,687
Public utilities securities	424,519	8,021	4,351	428,189
Corporate securities	6,545,828	143,340	71,513	6,617,655
Residential mortgage-backed securities	3,966,004	34,071	94,205	3,905,870
Commercial mortgage-backed
securities	1,769,151	10,736	31,834	1,748,053
Other asset-backed securities	760,828	4,011	8,736	756,103
Total bonds	16,526,352	292,971	248,363	16,570,960
Preferred stocks	26,188	221	2,404	24,005
Common stocks	76,584	2,739	12	79,311
Total equity securities	102,772	2,960	2,416	103,316
Total	$16,629,124	$295,931	$250,779	$16,674,276

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Notes to Financial Statements - Statutory Basis

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2004:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$94,988	$5,430	$211	$100,207
States, municipalities,
and political subdivisions	6,152	478	79	6,551
Foreign government	264,256	27,811	762	291,305
Foreign other	1,861,037	96,613	6,772	1,950,878
Public utilities securities	1,091,894	60,653	3,083	1,149,464
Corporate securities	4,694,821	226,827	10,995	4,910,653
Residential mortgage-backed securities	3,866,854	45,944	68,088	3,844,710
Commercial mortgage-backed
securities	410,176	16,123	1,648	424,651
Other asset-backed securities	840,155	12,881	30,717	822,319
Total bonds	13,130,333	492,760	122,355	13,500,738
Preferred stocks	20,325	348	2,392	18,281
Common stocks	73,293	1,782	12	75,063
Total equity securities	93,618	2,130	2,404	93,344
Total	$13,223,951	$494,890	$124,759	$13,594,082

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2005	2004
	(In Thousands)
Amortized cost	$16,526,352	$13,130,333
Less: nonadmitted bonds	(364)	(949)
Carrying value	$16,525,988	$13,129,384

As of December 31, 2005, the aggregate market value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

		More than 6
		months and less	More than
	Less than 6	than 12 months	12 months
	months below cost	below cost	below cost	Total
	(In Thousands)
Fair value	$5,878,295	$2,096,112	$1,228,921	$9,203,328
Unrealized loss	109,924	66,857	71,582	248,363

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Notes to Financial Statements - Statutory Basis

Unrealized losses at December 31, 2005 were primarily related to interest rate movement or spread widening for other than credit-related reasons and to securities under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. Securities affected by SSAP No. 43 include U.S. government backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows. The following table summarizes the unrealized losses by duration and reason, along with the carrying amount of securities with unrealized losses at December 31, 2005:

		More than
		Six Months
	Less than	and less than	More than
	Six Months	Twelve Months	Twelve Months
Interest rate or spread widening	$64,766	$24,651	$23,484
SSAP No. 43	45,158	42,206	48,098
Total unrealized loss	$109,924	$66,857	$71,582
Carrying amount	$5,878,295	$2,096,112	$1,228,921

Overall, there has been an increase in unrealized losses from $122 million at December 31, 2004 to $248 million at December 31, 2005. This increase is largely caused by an increase in interest rates, which tends to have a negative market value impact on fixed maturity securities. The Company considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other than-temporary impairment testing. As a part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

The amortized cost and fair value of investments in bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Maturity:
Due in 1 year or less	$990,320	$994,124
Due after 1 year through 5 years	2,935,488	2,941,754
Due after 5 years through 10 years	3,651,342	3,688,386
Due after 10 years	2,453,219	2,536,670
	10,030,369	10,160,934
Residential mortgage-backed securities	3,966,004	3,905,870
Commercial mortgage-backed securities	1,769,151	1,748,053
Other asset-backed securities	760,828	756,103
Total	$16,526,352	$16,570,960

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Notes to Financial Statements - Statutory Basis

At December 31, 2005 and 2004, investments in certificates of deposit and bonds with an admitted asset value of $24,315,000 and $32,389,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a market value of approximately $239,862,000 and $97,699,000, at December 31, 2005 and 2004, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $4,380,607,000 and $5,053,021,000 in 2005 and 2004, respectively. Gross gains of $83,859,000 and $87,294,000 and gross losses of $48,591,000 and $30,901,000 during 2005 and 2004, respectively, were realized on those sales. A portion of the gains and losses realized in 2005 and 2004 has been deferred to future periods in the IMR.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	Year ended December 31
	2005	2004
	(In Thousands)
Realized capital gains (losses)	$(5,404)	$8,849
Less amount transferred to IMR (net of related taxes of
$(8,147) in 2005 and $5,262 in 2004)	15,130	(9,772)
Less federal income benefit (taxes)	6,709	(5,759)
Net realized capital losses	$16,435	$(6,682)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on the investment portfolio or to manage interest rate risk. The table below summarizes the number of transactions, book value, and gain/loss of the Company’s financial instruments with securities sold and reacquired within 30 days of the sale date:

			Cost of
	Number of		Securities
Bonds	Transactions	Book Value	Repurchased	Gain
NAIC 3	14	$6,068,407	$7,470,670	$1,383,476
NAIC 4	4	3,004,639	3,244,388	237,532

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Notes to Financial Statements - Statutory Basis

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2005	2004
	(In Thousands)
Income:
Equity securities-unaffiliated	$4,938	$5,489
Bonds	875,980	808,164
Mortgage loans	220,709	214,055
Contract loans	65,118	64,798
Real estate	2,079	3,875
Derivative investments	(69,392)	(164,692)
Other	(2,682)	(2,454)
Total investment income	1,096,750	929,235
Investment expenses	(74,412)	(86,247)
Net investment income	$1,022,338	$842,988

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money on the Balance Sheets. The repurchase obligation totaled $319,752,000 and $438,404,000 at December 31, 2005 and 2004, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $327,216,000 and $436,748,000 and fair value of $321,986,000 and $439,179,000 at December 31, 2005 and 2004, respectively. The securities had a weighted average coupon rate of 5.3% and had maturities ranging from December 2020 through December 2035. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2005. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that counterparty risk is minimal.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. As of December 31, 2005 and 2004, the amount outstanding on these agreements was $387,800,000 and $115,200,000, respectively, and was included in borrowed money on the balance sheets. The securities underlying these agreements are mortgage-backed securities with a book value of $389,982,000 and $114,807,000 and fair value of $385,627,000 and $115,135,000 at December 31, 2005 and 2004, respectively. The securities have a weighted average coupon rate of 5.2% and have maturities ranging from January 2024 through August 2035.

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Notes to Financial Statements - Statutory Basis

The Company is a member of the Federal Home Loan Bank of Topeka (“FHLB”). As a member of the FHLB, the Company has issued non–putable funding agreements with the FHLB. Assets with a book value of $1,311,668,151 collateralize these agreements. The reserves on these agreements were $862,155,554 at December 31, 2005.

The maximum and minimum lending rates for long–term mortgage loans during 2005 were 6.28% and 4.85%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 74.8% on commercial properties. As of December 31, 2005, the Company held no mortgages with interest more than 180 days overdue. Total interest on past due mortgages was $20,267 and $88,027 as of December 31, 2005 and 2004, respectively.

4.	Derivative Financial Instruments Held for Purposes Other than Trading

The Company uses derivatives such as swaps, caps, floors, forwards, and options to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. The Company’s hedge accounting practices are in accordance with the requirements set in SSAP No. 86. The Company also enters into credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (Synthetic) Assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

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Notes to Financial Statements - Statutory Basis

Derivatives that are designated in effective hedging relationships are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost with the exception of S&P options. S&P options are reported at fair value since they do not meet the hedge requirement of SSAP No. 86. The unrealized gains or losses from the S&P options are reported as unrealized gain or loss in surplus.

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the balance sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated ineffective hedging relationships are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

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The table below summarizes the Company’s interest rate contracts included in other invested assets at December 31, 2005 and 2004:

	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
December 31, 2005
Swaps	$7,614,665	$674	$(27,025)
Caps owned	47,696	1,457	156
Options owned	38,000	392	392
Total derivatives	$7,700,361	$2,523	$(26,477)

	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
December 31, 2004
Swaps	$9,245,973	$(1,433)	$(119,788)
Caps owned	195,100	2,132	263
Options owned	40,000	1,032	1,032
Total derivatives	$9,481,073	$1,731	$(118,493)

5.	Concentrations of Credit Risk

The Company held below investment-grade corporate bonds with an aggregate book value of $699,414,000 and $894,302,000 and an aggregate market value of $722,431,000 and $935,881,000 at December 31, 2005 and 2004, respectively. Those holdings amounted to 4.2% of the Company’s investments in bonds and 3.2% of total admitted assets at December 31, 2005. The holdings of below investment-grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $366,532,000 and $258,641,000 with an aggregate NAIC market value of $360,961,000 and $263,535,000 at December 31, 2005 and 2004, respectively. The carrying value of these holdings amounted to 2.2% of the Company’s investment in bonds and 1.6% of the Company’s total admitted assets at December 31, 2005.

At December 31, 2005, the Company’s commercial mortgages involved a concentration of properties located in California (20.3%) and Florida (8.1%). The remaining commercial mortgages relate to properties located in 41 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $51,830,635.

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6.	Annuity Reserves

At December 31, 2005 and 2004, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
December 31, 2005
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$3,829,868	37.7%
At book value less surrender charge	9,147	0.1
At fair value	24,399	0.2
Subtotal	3,863,414	38.0
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	110,819	1.1
Not subject to discretionary withdrawal	6,178,433	60.9
Total annuity reserves and deposit fund liabilities
before reinsurance	10,152,666	100.0%
Less reinsurance ceded	-
Net annuity reserves and deposit fund liabilities	$10,152,666

December 31, 2004
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$1,829,152	20.8%
At book value less surrender charge	25,927	0.3
Subtotal	1,855,079	21.1
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	115,996	1.3
Not subject to discretionary withdrawal	6,823,528	77.6
Total annuity reserves and deposit fund liabilities
before reinsurance	8,794,603	100.0%
Less reinsurance ceded	-
Net annuity reserves and deposit fund liabilities	$8,794,603

Of the total net annuity reserves and deposit fund liabilities of $10,152,666,000 at December 31, 2005, $9,626,406,000 is included in the general account, and $526,261,000 is included in the separate account, respectively.

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Notes to Financial Statements - Statutory Basis

7.	Employee Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $2,682,000 and $7,949,000 for the years ended 2005 and 2004, respectively.

Defined Contribution Plans

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $2,125,000 and $2,714,000 for 2005 and 2004, respectively.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan, and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is

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Notes to Financial Statements - Statutory Basis

contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans are as follows:

	Pension Benefits		Other Benefits
	2005	2004	2005	2004
	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$16,938	$10,159	$6,408	$6,937
Service cost	-	-	(143)	535
Interest cost	1,003	606	300	420
Contribution by plan participants	-	-	495	395
Actuarial (gain) loss	(606)	7,222	(974)	(1,281)
Benefits paid	(1,018)	(1,046)	(1,125)	(773)
Plan amendments	-	(3)	-	-
Business combinations	-	-	-	175
Benefit obligation at end of year	$16,317	$16,938	$4,961	$6,408

Change in plan assets
Fair value of plan assets at beginning of year	$-	$-	$-	$-
Employer contribution	1,018	1,046	630	378
Plan participants' contributions	-	-	495	395
Benefits paid	(1,018)	(1,046)	(1,125)	(773)
Fair value of plan assets at end of year	$-	$-	$-	$-

Funded status	$(16,317)	$(16,938)	$(4,961)	$(6,408)
Unamortized prior service credit	(333)	(369)	(1,249)	(1,532)
Unrecognized net gain/(loss)	3,003	3,929	(2,232)	(1,406)
Remaining net obligation	9,669	10,314	-	-
Net amount recorded	$(3,978)	$(3,064)	$(8,442)	$(9,346)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$(14,805)	$(14,815)	$(8,442)	$(9,346)
Intangible assets	9,669	10,314	-	-
Accumulated other comprehensive income	1,158	1,437	-	-
Net amount recognized	$(3,978)	$(3,064)	$(8,442)	$(9,346)

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Notes to Financial Statements - Statutory Basis

	Pension Benefits		Other Benefits
	2005	2004	2005	2004
	(In Thousands)
Components of net periodic benefit cost
Service cost	$-	$-	$(143)	$535
Interest cost	1,003	606	300	-
Amortization of unrecognized transition
obligation or transition asset	645	645	-	-
Amount of recognized gains and losses	319	(373)	(148)	(24)
Amount of prior service cost recognized	(36)	(36)	(282)	(281)
Amount of gain or loss recognized due to a
settlement or curtailment	-	-	-	177
Temporary deviation cost	-	-	-	17
Total net periodic benefit cost	$1,931	$842	$(273)	$424

Benefit obligation for nonvested employees	$-	$46	$777	$626

Assumptions used in determining the accounting for the defined benefit plans and other benefit plan as of December 31, 2005 and 2004 were as follows:

	2005	2004
Weighted-average discount rate	5.50%	6.00%
Rate of increase in compensation level	4.00%	4.00%
Expected long-term rate of return on assets	N/A	N/A

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 10%, decreasing gradually to 5% for 2010 and thereafter. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2005 by $130,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2005 by $123,000.

The Company expects to pay $952,000 in contributions during 2006.

The Company expects to pay the following benefits:

2006	$952,000
2007	962,000
2008	1,065,000
2009	1,096,000
2010	1,126,000
Thereafter	5,845,000

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The measurement date used for postretirement benefits is December 31, 2005.

8.	Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
	(In Thousands)
December 31, 2005
Premium, consideration or deposits for the year	$100,000	$208,205	$308,205

Reserves for separate accounts with assets at:
Fair value	$-	$1,247,371	$1,247,371
Amortized cost	501,862	-	501,862
Total reserves	$501,862	$1,247,371	$1,749,233

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$-	$-	$-
At book value without market value adjustment
and with current surrender charge of 5% or more	-	539,232	539,232
At market value	-	24,381	24,381
At book value without market value adjustment
and with current surrender charge less than 5%	-	683,758	683,758
Subtotal	-	1,247,371	1,247,371
Not subject to discretionary withdrawal	501,862	-	501,862
Total separate account aggregate reserves	$501,862	$1,247,371	$1,749,233

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Notes to Financial Statements - Statutory Basis

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
	(In Thousands)
December 31, 2004
Premium, consideration or deposits for the year	$-	$18,109	$18,109

Reserves for separate accounts with assets at:
Fair value	$-	$1,129,982	$1,129,982
Amortized cost	751,460	-	751,460
Total reserves	$751,460	$1,129,982	$1,881,442

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$-	$-	$-
At book value without market value adjustment
and with current surrender charge of 5% or more	-	515,275	515,275
At market value	-	-	-
At book value without market value adjustment
and with current surrender charge less than 5%	-	614,707	614,707
Subtotal	-	1,129,982	1,129,982
Not subject to discretionary withdrawal	751,460	-	751,460
Total separate account aggregate reserves	$751,460	$1,129,982	$1,881,442

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2005	2004
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$208,214	$215,286
Transfers from separate accounts	(142,410)	(122,906)
Transfers as reported in the Statement of Operations	$65,804	$92,380

34

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

9.	Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $3,899,057,000 and $1,080,056,000 for the years ended December 31, 2005 and 2004, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2005	2004
	(In Thousands)
Premiums	$1,589,747	$1,302,645
Benefits paid or provided	1,153,598	647,397
Policy and contract liabilities at year end	5,684,835	4,455,875

During 2005 and 2004, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as “financial reinsurance,” represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

The Company currently has a significant concentration of reinsurance with Scottish Re arising from the coinsurance agreement entered into in 2004. The Company is the first priority beneficiary of assets in trust to secure Scottish Re’s obligation as reinsurer.

The Company has also entered into a coinsurance agreement with its affiliate, ING USA Annuity and Life Insurance Company (“ING USA”). Under the terms of the agreement, the Company assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and December 31, 2003. ING USA remains directly obligated to the contractowners of the contracts. The account balances ceded by ING USA to the Company under the terms of the coinsurance agreement were $2.5 billion.

35

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

10.	Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return with its parent, ING AIH, and other U.S. affiliates and subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

The components of the net deferred tax asset (liability) are as follows:

	December 31
	2005	2004
	(In Thousands)
Total deferred tax assets	$337,775	$295,381
Total deferred tax liabilities	(57,865)	(53,624)
Net deferred tax assets	279,910	241,757
Deferred tax asset nonadmitted	(219,303)	(171,861)
Net admitted deferred tax asset	$60,607	$69,896
(Increase) decrease in nonadmitted asset	$(47,443)	$118,522

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2005	2004
	(In Thousands)
Federal tax expense (benefit) on operations	$165,325	$(143,489)
Federal tax (benefit) expense on capital gains (losses)	(6,709)	5,759
Total current tax expense (benefit)	$158,616	$(137,730)

36

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2005	2004
	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$146,366	$123,663
Insurance reserves	106,088	62,983
Investments	45,916	57,621
Compensation and employee benefits	23,932	30,462
Nonadmitted assets	6,540	2,690
Unrealized loss on investments	-	3,070
Litigation accruals	935	5,384
Depreciable assets	3,982	4,750
Other	4,016	4,758
Total deferred tax assets	337,775	295,381
Deferred tax assets nonadmitted	(219,303)	(171,861)
Admitted deferred tax assets	118,472	123,520

Deferred tax liabilities resulting from book/tax differences in:
Insurance reserves	37,470	31,476
Investments	1,974	4,770
Due and deferred premiums	7,425	7,773
Other	10,996	9,605
Total deferred tax liabilities	57,865	53,624
Net admitted deferred tax asset	$60,607	$69,896

The change in net deferred income taxes is comprised of the following:

	December 31
	2005	2004	Change
	(In Thousands)
Total deferred tax assets	$337,775	$295,381	$42,394
Total deferred tax liabilities	57,865	53,624	4,241
Net deferred tax asset	$279,910	$241,757	38,153

Remove current year change in unrealized gains/loss			(5,508)
Change in net deferred income tax			43,661
Remove other items in surplus:
Current year change in non-admitted assets			(4,157)
Additional minimum pension liability			68
Change in deferred taxes for rate reconciliation			$39,572

37

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The provision for federal income tax expense and change in deferred taxes differs from the amount from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

Year Ended
December 31, 2005
(In Thousands)
Ordinary income	$288,318
Capital gains	9,726
Total pre-tax book gain	$298,044

Provision computed at statutory rate	$104,315
Interest maintenance reserve	(839)
Dividend received deduction	(749)
Settlement of IRS Audit	(1,358)
Ceding Commission	17,495
Other	180
Total	$119,044

Federal income tax expense	$158,616
Change in net deferred income taxes	(39,572)
Total statutory income tax benefit	$119,044

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $127,770,493 and $0 from 2005 and 2004, respectively.

Under the inter-company tax sharing agreement, the Company has a payable to ING AIH of $10,093,986 and a receivable from ING AIH of $65,092,085 for federal income taxes as of December 31, 2005 and 2004, respectively.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders’ Surplus Account (“PSA”). This deferred income only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the PSA during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Company’s PSA accumulated balance of $60,490,378.

38

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

11.	Investment in and Advances to Subsidiaries

The Company has one wholly owned insurance subsidiary at December 31, 2005, Midwestern United Life Insurance Company (“Midwestern United”). The Company also has three wholly owned noninsurance subsidiaries: First Secured Mortgage Deposit Corporation, ING America Equities, Inc. (“IAE”), and Draft Funding LLC.

IAE is a wholesale broker/dealer whose business activities consist only of the distribution of variable life and annuity contracts. IAE does not hold customer funds or securities.

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2005	2004
	(In Thousands)
Common stock (cost-$40,746 in 2005 and 2004)	$91,120	$83,962

Summarized financial information for these subsidiaries is as follows:

	December 31
	2005	2004
	(In Thousands)
Revenues	$47,768	$50,200
Income before net realized gains on investments	8,424	8,939
Net income	5,979	5,664
Admitted assets	257,127	261,411
Liabilities	166,007	177,449

12.	Capital and Surplus

Under Colorado insurance regulations, the Company is required to maintain a minimum total capital and surplus of $1,500,000. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Colorado Division of Insurance is limited to the greater of the net gain from operations or 10% of surplus at December 31 of the preceding year.

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

39

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company has two surplus notes to a related party for $65,032,000 and $100,000,000, which represent the cumulative cash draws on two $100,000,000 commitments issued by ING AIH through December 31, 2005, less principal payments. The surplus notes bear interest at a variable rate equal to the prevailing rate for 10-year U.S. Treasury bonds plus 1/4%, adjusted annually. The principal sum plus accrued interest shall be repaid in five annual installments beginning April 15, 2017 and continuing through April 15, 2021 (“Repayment Period”). The repayment amount shall be determined and adjusted annually on the last day of December, commencing December 31, 2016, and shall be an amount calculated to amortize any unpaid principal plus accrued interest over the years remaining in the Repayment Period. Any payment of principal and/or interest made is subject to approval of the Colorado Commissioner of Insurance.

The repayment of these notes are payable only out of surplus funds of the Company and only at such time as the surplus of the Company, after payment is made, does not fall below the prescribed level. There were no principal or interest payments in 2005 or 2004.

13.	Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

40

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

	December 31
	2005		2004
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$16,525,988	$16,570,960	$13,129,384	$13,500,738
Preferred stocks	26,188	24,005	20,325	18,281
Unaffiliated common stocks	79,311	79,311	75,063	75,063
Mortgage loans	2,972,342	3,041,219	3,283,563	3,456,218
Contract loans	1,204,181	1,204,181	1,155,638	1,155,638
Derivative securities	2,523	(26,477)	1,731	(118,493)
Cash, cash equivalents and
short-term investments	509,301	509,301	842,029	842,029
Separate account assets	1,837,339	1,837,339	1,974,914	1,974,914
Receivable for securities	2,097	2,097	20,425	20,425
Liabilities:
Individual and group annuities	4,005,806	3,995,780	1,665,348	1,696,346
Deposit type contracts	5,615,759	5,598,737	6,336,731	6,342,498
Separate account liabilities	1,831,642	1,831,642	1,962,045	1,962,045
Payable for securities	1,140	1,140	12,057	12,057

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3.9% and 11.3% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2005 and 2004 is $16,762,634,000 and $13,684,062,000, respectively.

41

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balances. Fair values are based on independent pricing sources.

Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps and forwards) are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

Investment in surplus notes: Estimated fair values in surplus notes were generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

Guaranteed investment contracts: The fair values of the Company’s guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Off-balance-sheet instruments: The Company accepted additional deposits on existing synthetic guaranteed investment contracts in the amounts of $0 and $64,925,000 in 2005 and 2004, respectively, from trustees of 401(k) plans. Pursuant to the terms of these contracts, the trustees own and retain the assets related to these December 31, 2005 contracts. Such assets had a book value of $381,195,000 and $573,500,000 at December 31, 2005 and 2004, respectively. Under synthetic guaranteed investment contracts, the synthetic issuer may assume interest rate risk on individual plan participant initiated withdrawals from stable value options of 401(k) plans. Approximately 100% of the synthetic guaranteed investment contract book values are on a participating basis and have a credited interest rate reset mechanism, which passes such interest rate risk to plan participants.

42

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Other investment-type insurance contracts: The fair values of the Company’s deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

The carrying value of all other financial instruments approximates their fair value.

14.	Commitments and Contingencies

The Company is a party to threatened or pending lawsuits/arbitration arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

The Company guarantees certain contractual policy obligations of its subsidiary, Midwestern United. In the unlikely event that Midwestern United was unable to fulfill its obligations to policyholders, the Company would be obligated to assume the guaranteed policy obligations, but any ultimate contingent losses in connection with such guarantees will not have a material adverse impact on the Company’s future operations or financial position.

Guarantee Agreement

The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for $250,000,000 obligation of SLDI. The Company’s Board of Directors approved this transaction on April 25, 2002. The other two affiliated life insurers were ReliaStar Life Insurance Company and Security-Connecticut (subsequently merged into ReliaStar Life Insurance Company on October 1, 2003). The joint and several guarantees of the two remaining insurers are capped at $250,000,000. The States of Colorado and Minnesota did not disapprove the guarantee.

43

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Information Concerning Parent, Subsidiaries and Affiliates

ING Verzekeringen N.V. (“INGV”) entered into an agreement with the Company whereby INGV provided up to $5 billion of liquidity upon the occurrence of a predefined trigger event to facilitate timely payment by the Company of its GIC obligations. This liquidity facility, which was not a payment guarantee and could not be relied upon by any GIC owner or any party holding a beneficial interest in a GIC, was in effect until June 30, 2005 and was not renewed. The Company also has a reciprocal line of credit with ING AIH for the purpose of managing short-term liquidity.

Leases

The Company leases office space under various noncancelable operating lease agreements that expire July 2010. During the years ended December 31, 2005 and 2004, rent expense totaled $1,290,438 and $660,000, respectively. At December 31, 2005, the minimum aggregate rental commitments for the upcoming five years and thereafter are as follows:

Year ending
December 31	Commitments
2006	$2,230,000
2007	2,066,000
2008	1,919,000
2009	1,885,000
2010	1,897,000
Thereafter	3,282,000

Certain rental commitments have renewal options extending through the year 2009 subject to adjustments in the future periods.

The Company is not involved in any material sale–leaseback transactions.

Investment Purchase Commitments

As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $291,009,000 and $579,677,000 at December 31, 2005 and 2004, respectively, to provide additional capital contributions of $156,348,000 and $62,823,000 at December 31, 2005 and 2004, respectively, in partnerships reported in other invested assets on the balance sheets. In March 2006, an additional $19,000,000 was funded to related party partnerships reported in other invested assets.

44

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

15.	Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

45

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

16.	Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York, (“BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus 0.35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2005 and 2004, respectively. Additionally, there were no amounts payable to BONY at December 31, 2005 or 2004.

46

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company maintains a line of credit agreement with PNC Bank. Under this agreement, the Company can borrow up to $75,000,000. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $75,000,000. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2005. At December 31, 2005, the Company had no borrowings under this agreement.

The Company borrowed $6,032,718,000 and repaid $6,019,718,000 in 2005 and borrowed $2,971,021,000 and repaid $3,057,371,000 in 2004. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $1,337,000 and $386,000, during 2005 and 2004, respectively. Interest paid includes reciprocal loan interest discussed in “Related Party Transactions” note.

17.	Related Party Transactions

Affiliates: Management and service contracts and all cost sharing arrangements with other affiliated ING United States life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

Assets and liabilities, along with related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

Investment Management: The Company has entered into an asset management agreement and an administrative services agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management and asset/liability management services. Total fees under the agreement were approximately $57,304,000 and $58,142,000 for the years ended December 31, 2005 and 2004, respectively.

Administrative Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $79,844,000 and $82,372,000 for the years ended December 31, 2005 and 2004, respectively.

Surplus notes: On December 8, 1999, the Company (as successor in interest to the merger of First Columbine Life Insurance Company into the Company) agreed to lend an affiliate ING USA $35,000,000 through the issuance of a surplus note by ING USA. The note matures on December 7, 2029.

47

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Reciprocal Loan Agreement: The Company has entered into a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short–term cash requirements. Under this agreement, which expires July 1, 2011, the Company and ING AIH can borrow up to 3% of the Company’s admitted assets as of December 31 of the preceding year from one another. Interest on any of the Company’s borrowings is charged at the rate of ING AIH cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $1,282,000 and $386,000 and earned interest income of $4,019,000 and $3,302,000 for the years ended December 31, 2005 and 2004, respectively. The Company had a $13,000,000 and $0 payable to ING AIH and $13,000,000 and $194,601,000 receivable from ING AIH at December 31, 2005 and 2004, respectively. The receivable is recorded in cash and short-term investments on the accompanying balance sheets. The payable is recorded in borrowed money.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

Customer Services Agreement: The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

Global Medium Term Note Program: In December 2002, the Company established a Global Medium Term Note program secured by funding agreements issued by the Company. The notes, which are offered by ING Security Life Institutional Funding, a special purpose statutory trust, are offered only to U.S. qualified institutional buyers pursuant to Rule 144A of the Securities Act of 1933 (the “Securities Act”) or to foreign buyers pursuant to Regulation S of the Securities Act. The program has issued notes with an aggregate outstanding principal balance of $2.8 billion as of December 31, 2005.

Capital Transactions: During the year ended December 31, 2005, the Company received capital contribution of $303,000,000.

48

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

Coinsurance Agreement: In an effort to diversify the products between affiliated entities, effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, ING USA. Under the terms of the agreement, the Company assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and December 31, 2003. ING USA remains directly obligated to the contractowners of the contracts.

The account balances ceded by ING USA to the Company under the terms of the coinsurance agreement were $2.5 billion. The assets backing the reserves for the liabilities assumed by the Company, as well as a ceding commission, were transferred by ING USA to the Company. Total assets transferred at fair value were $2.7 billion. As additional consideration for the Company assuming the liabilities under the agreement, ING USA has assigned to the Company any and all future premiums received by ING USA that are attributable to the contract liabilities assumed under the coinsurance agreement.

The ceding commission paid by ING USA was $246.4 million. ING USA also transferred to the Company the IMR related to these liabilities of $53.2 million. The Company realized a gain of $107.0 million, net of taxes, which was deferred and will be amortized into income as earnings emerge from the reinsurance business. As of December 31, 2005, $57.0 million, net of taxes, of the deferred gain has been amortized into income.

Interest rate swaps: On December 28, 2005, the Company entered into two interest rate swaps with ING USA to reduce the Company’s exposure to cash flow variability of assets and liabilities. Under the terms of the agreement, the Company pays a fixed rate of 4.8% and 4.9% and receives the quarterly quoted 3-month Libor rate a for swaps that mature on December 30, 2010 and 2015, respectively. The notional amount of each swap is $100.0 at December 31, 2005. The fair values are $0.3 and $0.2 for the December 30, 2010 and 2015 swaps, respectively, at December 31, 2005.

18.	Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

49

SECURITY LIFE OF DENVER INSURANCE COMPANY

Notes to Financial Statements - Statutory Basis

The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $7,350,000 and $4,388,000 as of December 31, 2005 and 2004, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $4,159,000 and $3,882,000 as of December 31, 2005 and 2004, respectively, for future credits to premium taxes for assessments already paid.

50

333-73464	April 2006

Part C

OTHER INFORMATION

Item 26		Exhibits

(a)	(1)

Resolution of the Executive Committee of the Board of Directors of Security Life of Denver Insurance Company ("Security Life of Denver") authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(b)	Not Applicable.
(c)	(1)

Security Life of Denver Distribution Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

	(2)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on May 10, 1999; File No. 333-72753.)

	(3)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 23, 1999; File No. 33-74190.)

	(4)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

	(5)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

	(6)

Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

	(7)

First Amendment to Security Life of Denver Insurance Company Distribution Agreement. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

	(8)

Specimen Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Compensation Schedule. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 18, 1998; File No. 33-88148.)

	(9)

Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Paine Webber Incorporated. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 30, 1997; File No. 33-88148.)

	(10)

Specimen Master Sales and Supervisory Agreement with Compensation Schedule. (Incorporated herein by reference to the Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 25, 2000; File No. 33-74190.)

(d)	(1)

Specimen Variable Universal Life Insurance Policy (Form No. 1195 (VUL)-5/97). (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 30, 1997; File No. 33-88148.)

333-73464

	(2)

Specimen Variable Universal Life Policy issued in Massachusetts (Form No. 1195 (VUL)-MA-5/97). (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 30, 1997; File No. 33-88148.)

	(3)

Specimen Variable Universal Life Policy issued in Maryland. (Form No. 1195 (VUL)-MA-5/97). (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 30, 1997; File No. 33-88148.)

	(4)

Specimen Variable Universal Life Policy issued in Texas. (Form No. 1195 (VUL)-MA-5/97). (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 30, 1997; File No. 33-88148.)

	(5)

Specimen Variable Universal Life Insurance Policy (Form No. 2500 (VUL)-7/97). ). (To be used on or before May 1, 1998.) (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 29, 1997; File No. 33-74190.)

	(6)

Specimen Variable Universal Life Insurance Policy (Form No. 2502 (VUL)-6/98). (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

	(7)

Specimen Variable Universal Life Insurance Policy (Form No. 2513 (VUL)-1/02). (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 15, 2001; File No. 333-73464.)

	(8)

Adjustable Term Insurance Rider (Form No. R2023-1/02). (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 15, 2001; File No. 333-73464.)

	(9)

Waiver of Cost of Insurance Rider (Form No. R-1505). (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

	(10)

Waiver of Specified Premium Total Disability Rider (Form No. R-1506). (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

	(11)

Accelerated Death Benefit Rider. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

	(12)	Death Benefit Guarantee Rider. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-73464, as filed on April 16, 2004.)
(e)	(1)

Specimen Application for Life Insurance Fixed and Variable Products (Form No. 110945). (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

	(2)

Investment Feature Selection Form (Form No. V-166-00 rev. 5/1/03). (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 14, 2003; File No. 333-50278.)

	(3)

Investment Feature Selection Form (Form No. V-175-01 Rev. 5/1/03). (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 14, 2003; File No. 333-50278.)

(f)	(1)

Security Life of Denver's Restated Articles of Incorporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

333-73464

(2)

Amendments to Articles of Incorporation through June 12, 1987. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(3)

Amendments to Articles of Incorporation through November 12, 2001. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(4)

Security Life of Denver's By-Laws. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(5)

Bylaws of Security Life of Denver Insurance Company (Restated with Amendments through September 30, 1997). (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 29, 1997; File No. 33-74190.)

(g)	Not Applicable.
(h)	(1)

Participation Agreement by and among AIM Variable Insurance Funds, Inc., Life Insurance Company, on Behalf of Itself and its Separate Accounts and Name of Underwriter of Variable Contracts and Policies. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(2)

Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(3)

Sales Agreement by and among Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(4)

Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(5)

Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(6)

Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(7)

Participation Agreement between Van Eck Investment Trust and the Trust's investment adviser, Van Eck Associates Corporation, and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(8)

Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and Directed Services, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(9)

Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

333-73464

(10)

Participation Agreement among Security Life of Denver Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Investments, LLC. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(11)

Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 333-50278.)

(12)

Participation Agreement among Security Life of Denver Insurance Company, ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(13)

Participation Agreement among Security Life of Denver Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(14)

Participation Agreement among Security Life of Denver Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(15)

Participation Agreement among Security Life of Denver Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(16)

First Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Investment Trust and Van Eck Associates Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(17)

Second Amendment to Fund Participation Agreement between Security Life of Denver, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(18)

Assignment and Modification Agreement between Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on March 2, 1998; File No. 33-74190.)

(19)

First Amendment to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(20)

First Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(21)

Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

333-73464

(22)

First Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(23)

Second Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(24)

First Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(25)

Third Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(26)

Third Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(27)

Fourth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(28)

Fourth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(29)

Amendment No. 2 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(30)

Fourth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(31)

Amendment No. 3 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(32)

Fifth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

333-73464

(33)

Fifth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(34)

Amendment No. 4 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 29, 2000; File No. 333-72753.)

(35)

Sixth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(36)

Sixth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(37)

Fifth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 29, 2000; File No. 333-72753.)

(38)

Seventh Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 12 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 25, 2000; File No. 33-74190.)

(39)

Seventh Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 33-74190.)

(40)

Eighth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 33-74190.)

(41)

Addendum to Fund Participation Agreement among Security Life of Denver Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 33-74190.)

(42)

Fund Participation Agreement between Janus Aspen Series and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on October 13, 2000; File No. 33-74190.)

(43)

Amendment to Janus Aspen Series Fund Participation Agreement. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

333-73464

(44)

Amendment No. 5 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(45)

Amendment to Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and Directed Services, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on January 30, 2001; File No. 333-50278.)

(46)

Sixth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(47)

Eighth Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(48)

Ninth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(49)

Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(50)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 15, 2001; File No. 333-73464.)

(51)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Form S-6 Initial Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on November 15, 2001; File No. 333-73464.)

(52)

Form of Amendment to Participation Agreement among Security Life of Denver Insurance Company, The GCG Trust and Directed Services, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(53)

Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(54)

Second Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(55)

Third Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

333-73464

(56)

Amendment No. 1 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(57)

Amendment to Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(58)

Addendum to Alger Sales Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(59)

Amendment No. 6 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(60)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(61)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(62)

Seventh Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(63)

Amendment to Janus Aspen Series Fund Participation Agreement. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(64)

Amendment to Participation Agreement among Security Life of Denver Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(65)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(66)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(67)

Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

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(68)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(69)

Amendment to Participation Agreement among ING Variable Products Trust, ING Funds Distributor, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(70)

Amendment to Participation Agreement among Security Life of Denver Insurance Company and Southland Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(71)

Service Agreement between Fred Alger Management, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(72)

Expense Allocation Agreement between A I M Advisors, Inc., AIM Distributors, Inc. and Security Life of Denver. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(73)

Amendment No. 1 to Expense Allocation Agreement between AIM Advisors, Inc., A I M Distributors, Inc. and Security Life of Denver. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(74)

Service Agreement between INVESCO Funds Group, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(75)

First Amendment to Service Agreement between Security Life of Denver Insurance Company and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(76)

Amendment to Service Agreement between Security Life of Denver Insurance Company and INVESCO Funds Group, Inc. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(77)

Service Agreement between Neuberger & Berman Management Incorporated and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(78)

Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

(79)

Side Letter between Van Eck Worldwide Insurance Trust and Security Life of Denver. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 29, 1999; File No. 33-74190.)

(80)

Distribution and Shareholder Services Agreement between Janus Distributors, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 9, 2002; File No. 33-74190.)

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(81)

Administrative and Shareholder Service Agreement between Directed Services, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 19, 2001; File No. 33-74190.)

(82)

Administrative and Shareholder Service Agreement between ING Pilgrim Group, LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(83)

Amendment to Administrative and Shareholder Services Agreement between Security Life of Denver Insurance Company and ING Funds Services, LLC. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(84)

Letter of Agreement between Security Life of Denver and Janus Capital Corporation. (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on December 19, 2001; File No. 333-73464.)

(85)

Service Agreement with Investment Advisor between ING Life Insurance and Annuity Company and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 7, 2003; File No. 333-50278.)

(86)

Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(87)

Amendment to Administrative Services Agreement between Security Life of Denver and Financial Administrative Services Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 27, 1998; File No. 33-74190.)

(88)

Amendment to Participation Agreement among M Fund, Inc., M Financial Advisers, Inc. and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 14, 2003; File No. 333-50278.)

(89)

Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 27, 2004; File No. 333-50278.)

(90)

Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on February 27, 2004; File No. 333-50278.)

(91)

Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(92)

Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 14, 2003; File No. 333-50278.)

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(93)

Business Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(94)

Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 11, 2006; File No. 333-50278.)

(95)

Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 11, 2006; File No. 333-50278.)

(96)

Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 11, 2006; File No. 333-50278.)

(97)

Form of Amendment to Participation Agreement among ING Partners, Inc., ING Life Insurance and Annuity Company, and ING Financial Advisers, LLC and Security Life of Denver Insurance Company. (Incorporated herein by reference to the Post-Effective Amendment No. 15 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed on April 11, 2006; File No. 333-50278.)

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and Consent of Counsel.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm.

(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.

(p)	Not Applicable.

(q)	Not Applicable.

(r)

Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING Life Insurance and Annuity Company (File No. 333-130833), as filed with the Securities and Exchange Commission on April 10, 2006.)

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Item 27	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Donald W. Britton, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	President
Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and Chairman
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director, Executive Vice President and Chief Financial Officer
Kathleen A. Murphy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Catherine H. Smith, 151 Farmington Avenue, Hartford, CT 06156	Director
Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and Senior Vice President
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401	Senior Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Treasurer
Steven T. Pierson, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President and Chief Accounting Officer
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380	Senior Vice President
Harry N. Stout, 1475 Dunwoody Drive, West Chester, PA 19380	Senior Vice President
Carol S. Stern, 601 13th Street NW, Suite 550 N, Washington DC 20005.	Vice President and Chief Compliance Officer
Kimberly M. Curley, 1290 Broadway, Denver, CO 80203	Vice President and Illustration Actuary
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Vice President, Compliance
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND 58703	Vice President
Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND 58703	Vice President
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Vice President
Joy M. Benner, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary

Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 15 to Registration Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance Company (File No. 333-50278), as filed on April 11, 2006.

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Item 29	Indemnification

Under its Bylaws, Sections 1 through 8, Security Life of Denver Insurance Company ("Security Life") indemnifies, to the full extent permitted by the laws of the State of Colorado, any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the corporation), by reason of the fact that he or she is or was a director, member of a committee appointed by the Board of Directors, officer, salaried employee, or fiduciary of Security Life or is or was serving at the request of Security Life (whether or not as a representative of Security Life) as a director, officer, employee, or fiduciary of another corporation, partnership, joint venture, trust, or other enterprise, against expenses (including attorney fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit, or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to in the best interest of the corporation, or at least not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Security Life pursuant to such provisions of the bylaws or statutes or otherwise, Security Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Security Life of expenses incurred or paid by a director or officer or controlling person of Security Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Security Life in connection with the securities being registered, Security Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Colorado, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass Security Life, as depositor, as well as ING America Equities, Inc., as the principal underwriter. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Additionally, Section 13 of the Security Life Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

333-73464

Item 30	Principal Underwriters
(a)

Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York and ReliaStar Life Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Director, President and Chief Executive Officer
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND 58703	Director and Vice President
Daniel P. Mulheran, Sr., 20 Washington Avenue South, Minneapolis, MN 55401	Director
Anita F. Woods, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Dawn M. Peck, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President, Assistant Treasurer and Assistant Secretary
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Treasurer
Laurie J. Rasanen, 2001 21st Avenue NW, Minot, ND 58703	Vice President
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Joy M. Benner, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Diana R. Cavender, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Randall K. Price, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Melissa L. Skinner, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary
Edwina P. J. Steffer, 20 Washington Avenue South, Minneapolis, MN 55401	Assistant Secretary

(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2004 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.	$0	$0	$25,476,156	$2,492,762
*	Compensation shown in column 5 includes: marketing allowances.
Item 31	Location of Accounts and Records

Accounts and records are maintained by Security Life of Denver Insurance Company at 1290 Broadway, Denver, CO 80203-5699 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

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Item 32	Management Services

None.

Item 33	Fee Representations

Security Life of Denver Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by Security Life of Denver Insurance Company under the policies. Security Life of Denver Insurance Company bases this representation on its assessment of such factors as the nature and extent of such services, expenses and risks, the need for the Security Life of Denver Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

333-73464

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Security Life Separate Account L1, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 11th day of April, 2006.

SECURITY LIFE SEPARATE ACCOUNT L1
(Registrant)

By: SECURITY LIFE OF DENVER INSURANCE COMPANY
(Depositor)

By:	/s/ Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

	/s/ Donald W. Britton*	President
	Donald W. Britton	(principal executive officer)

	/s/ Thomas J. McInerney*	Director and Chairman
Thomas J. McInerney

	/s/ Kathleen A. Murphy*	Director
Kathleen A. Murphy
April 11, 2006
	/s/ Catherine H. Smith*	Director
Catherine H. Smith

	/s/ Jacques de Vaucleroy *	Director
Jacques de Vaucleroy

	/s/ David A. Wheat*	Director, Executive Vice President and Chief Financial Officer
	David A. Wheat	(principal accounting officer)

	/s/ Steven Pierson*	Senior Vice President and Chief Accounting Officer
	Steven Pierson	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
* Attorney-in-Fact

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SECURITY LIFE SEPARATE ACCOUNT L1

EXHIBIT INDEX

Exhibit No.	Exhibit

26(k)	Opinion and Consent of Counsel.

26(n)	Consent of Independent Registered Public Accounting Firm.

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